PROSPECTUS

May 1, 2001

       Merrill Lynch Life Variable Annuity Separate Account A (Account A)
                                      and
       Merrill Lynch Life Variable Annuity Separate Account B (Account B)

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                 also known as
     MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                                   issued by
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: Little Rock, Arkansas 72201

                         SERVICE CENTER: P.O. Box 44222
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             PHONE: (800) 535-5549

                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This prospectus gives you information you need to know before you invest. Keep it for future reference. Address all communications concerning the Contract to our Service Center at the address above.

The variable annuity contract described here provides a variety of investment features. It also provides options for income protection later in life. We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Service Center or your Financial Advisor.

It is important that you understand how the Contract works, and its benefits, costs, and risks. First, some basics.

                              WHAT IS AN ANNUITY?

An annuity provides for the systematic liquidation of a sum of money at the annuity date through a variety of annuity options. Each Annuity Option has different protection features intended to cover different kinds of income needs. Many of these Annuity Options provide income streams that can't be outlived.

                          WHAT IS A VARIABLE ANNUITY?

A variable annuity bases its benefits on the performance of underlying investments. These investments may typically include stocks, bonds, and money market instruments. The annuity described here is a variable annuity.

                WHAT ARE THE RISKS IN OWNING A VARIABLE ANNUITY?

A variable annuity does not guarantee the performance of the underlying investments. The performance can go up or down. It can even decrease the value of money you've put in. You bear all of this risk. You could lose all or part of the money you've put in.

                          HOW DOES THIS ANNUITY WORK?

We put your premium payments as you direct into one or more subaccounts of Account A and/or Account B. In turn, we invest each subaccount's assets in corresponding portfolios ("Funds") of the following:

- MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     - Basic Value Focus Fund
     - Core Bond Focus Fund
     - Domestic Money Market Fund
     - Focus Twenty Select Fund
     - Fundamental Growth Focus Fund
     - Global Allocation Focus Fund
     - Global Growth Focus Fund
     - Government Bond Fund
     - High Current Income Fund
     - Index 500 Fund
     - Large Cap Core Focus Fund
     - Large Cap Value Focus Fund
     - Reserve Assets Fund
     - Small Cap Value Focus Fund

- AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. Capital Appreciation Fund
     - AIM V.I. Value Fund
- ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
     - Premier Growth Portfolio
     - Quasar Portfolio
     - Technology Portfolio
- AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund
- DAVIS VARIABLE ACCOUNT FUND, INC.
     - Value Portfolio
- MERCURY HW VARIABLE TRUST
     - Mercury HW International Value
       VIP Portfolio
- MERCURY V.I. FUNDS, INC.
     - Large Cap Growth Focus Fund
- MFS(R) VARIABLE INSURANCE TRUST(SM)
     - Emerging Growth Series
     - Research Series

The value of your contract at any point in time up to the annuity date is called your contract value. Before the annuity date, you are generally free to direct your contract value among the subaccounts as you wish. You may also withdraw all or part of your contract value. If you die before the annuity date, we pay a death benefit to your beneficiary.

We've designed this annuity as a long-term investment. If you withdraw money from the annuity too soon, you may incur substantial charges. In addition, any money you take out of the contract is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

                          WHAT DOES THIS ANNUITY COST?

We impose a number of charges. The two most significant charges are a sales charge and a mortality and expense risk charge. We provide more details on these two charges as well as a description of all other charges later in the prospectus.

    ************************************************************************

This prospectus contains information about the Contract and the Accounts that you should know before you invest. A Statement of Additional Information contains more information about the Contract and the Accounts. We have filed this Statement of Additional Information, dated May 1, 2001, with the Securities and Exchange Commission. We incorporate this Statement of Additional Information by reference. If you want to obtain this Statement of Additional Information, simply call or write us at the phone number or address noted above. There is no charge to obtain it. The table of contents for this Statement of Additional Information is found on page 50 of this prospectus.

Securities and Exchange Commission ("SEC") maintains a web site that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC., THE AIM VARIABLE INSURANCE FUNDS, THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., THE DAVIS VARIABLE ACCOUNT FUND, INC., THE MERCURY HW VARIABLE TRUST, THE MERCURY V.I. FUNDS, INC., AND THE MFS(R) VARIABLE INSURANCE TRUST(SM), MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              Page
                                                              ----
DEFINITIONS.................................................    5
CAPSULE SUMMARY OF THE CONTRACT.............................    6
  Premiums..................................................    6
  The Accounts..............................................    6
  The Funds Available For Investment........................    7
  Fees and Charges..........................................    7
     Mortality & Expense Risk Charge........................    7
     Sales Charge...........................................    7
     Administration Charge..................................    7
     Contract Maintenance Charge............................    7
     Estate Enhancer Charge.................................    8
     Premium Taxes..........................................    8
     Fund Expenses..........................................    8
  Transfers.................................................    8
     Transfers Among Account A Subaccounts..................    8
     Transfers From Account A to Account B..................    8
  Withdrawals...............................................    8
  Death Benefit.............................................    9
  Annuity Payments..........................................    9
  Ten Day Review............................................   10
  Replacement of Contracts..................................   10
FEE TABLE...................................................   10
YIELDS AND TOTAL RETURNS....................................   14
MERRILL LYNCH LIFE INSURANCE COMPANY........................   16
THE ACCOUNTS................................................   16
  Segregation of Account Assets.............................   16
  Number of Subaccounts; Subaccount Investments.............   16
INVESTMENTS OF THE ACCOUNTS.................................   17
  General Information and Investment Risks..................   17
  Merrill Lynch Variable Series Funds, Inc..................   17
     American Balanced Fund.................................   18
     Basic Value Focus Fund.................................   18
     Core Bond Focus Fund...................................   18
     Developing Capital Markets Focus Fund..................   18
     Domestic Money Market Fund.............................   18
     Focus Twenty Select Fund...............................   18
     Fundamental Growth Focus Fund..........................   18
     Global Allocation Focus Fund...........................   18
     Global Bond Focus Fund.................................   19
     Global Growth Focus Fund...............................   19
     Government Bond Fund...................................   19
     High Current Income Fund...............................   19
     Index 500 Fund.........................................   19
     Large Cap Core Focus Fund..............................   19
     Large Cap Value Focus Fund.............................   19
     Natural Resources Focus Fund...........................   19
     Reserve Assets Fund....................................   20
     Small Cap Value Focus Fund.............................   20
     Utilities and Telecommunications Focus Fund............   20
  AIM Variable Insurance Funds..............................   20
     AIM V.I. Capital Appreciation Fund.....................   20
     AIM V.I. Value Fund....................................   20
  Alliance Variable Products Series Fund, Inc...............   20

                                                              Page
                                                              ----
     Alliance Premier Growth Portfolio......................   21
     Alliance Quasar Portfolio..............................   21
     Alliance Technology Portfolio..........................   21
  American Century Variable Portfolios, Inc. ...............   21
     VP International Fund..................................   21
  Davis Variable Account Fund, Inc. ........................   21
     Davis Value Portfolio..................................   21
  Mercury HW Variable Trust.................................   21
     Mercury HW International Value VIP Portfolio...........   22
  Mercury V.I. Funds, Inc...................................   22
     Large Cap Growth Focus Fund............................   22
  MFS(R) Variable Insurance Trust(SM).......................   22
     MFS Emerging Growth Series.............................   22
     MFS Research Series....................................   22
  Purchases and Redemptions of Fund Shares; Reinvestment....   23
  Material Conflicts, Substitution of Investments and
     Changes to Accounts....................................   23
CHARGES AND DEDUCTIONS......................................   23
  Mortality and Expense Risk Charge.........................   23
  Sales Charge..............................................   24
     When Imposed...........................................   24
     Amount of Charge.......................................   24
     How Deducted...........................................   25
  Administration Charge.....................................   25
  Contract Maintenance Charge...............................   25
  Estate Enhancer Charge....................................   26
  Other Charges.............................................   26
     Transfer Charges.......................................   26
     Tax Charges............................................   26
     Fund Expenses..........................................   26
     Retirement Plus Advisor Fees...........................   26
  Premium Taxes.............................................   26
FEATURES AND BENEFITS OF THE CONTRACT.......................   27
  Ownership of The Contract.................................   27
  Issuing the Contract......................................   27
     Issue Age..............................................   27
     Information We Need To Issue The Contract..............   27
     Ten Day Right to Review................................   28
  Premiums..................................................   28
     Minimum and Maximum Premiums...........................   28
     How to Make Payments...................................   28
     Premium Investments....................................   28
  Accumulation Units........................................   28
ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS...........   30
  Death of Annuitant Prior to Annuity Date..................   30
  Transfers.................................................   30
     Transfers Within Account A.............................   30
  Dollar Cost Averaging.....................................   30
     What Is It?............................................   30
     Minimum Amounts........................................   30
     When Do We Make DCA Transfers?.........................   31
  Merrill Lynch Retirement Plus Advisor(SM).................   31
     Fees and Charges for RPA...............................   31
  Transfers From Account A to Account B.....................   31
  Withdrawals and Surrenders................................   31
     When and How Withdrawals are Made......................   31

                                                              Page
                                                              ----
     Lump Sum Withdrawals...................................   32
     Systematic Withdrawals from Account A..................   32
     Automatic Withdrawals from Account B...................   33
     Minimum Amounts........................................   33
     Surrenders.............................................   33
  Payments to Contract Owners...............................   33
  Contract Changes..........................................   33
  Death Benefit.............................................   33
  Annuity Payments..........................................   38
  Annuity Options...........................................   38
     Payments of a Fixed Amount.............................   39
     Payments for a Fixed Period............................   39
     Life Annuity...........................................   39
     Life Annuity With Payments Guaranteed for 10 or 20
      Years.................................................   39
     Life Annuity With Guaranteed Return of Contract
      Value.................................................   39
     Joint and Survivor Life Annuity........................   39
     Individual Retirement Account Annuity..................   40
  Gender-based Annuity Purchase Rates.......................   40
FEDERAL INCOME TAXES........................................   40
  Federal Income Taxes......................................   40
  Tax Status of the Contract................................   40
  Taxation of Annuities.....................................   41
  Penalty Tax on Some Withdrawals...........................   42
  Transfers, Assignments, or Exchanges of a Contract........   42
  Withholding...............................................   42
  Multiple Contracts........................................   42
  Possible Changes In Taxation..............................   42
  Possible Charge For Our Taxes.............................   42
  Individual Retirement Annuities...........................   43
     Traditional IRAs.......................................   43
     Roth IRAs..............................................   43
     Other Tax Issues For IRAs and Roth IRAs................   43
  Tax Sheltered Annuities...................................   43
OTHER INFORMATION...........................................   44
  Voting Rights.............................................   44
  Reports to Contract Owners................................   44
  Selling the Contract......................................   44
  State Regulation..........................................   45
  Legal Proceedings.........................................   45
  Experts...................................................   45
  Legal Matters.............................................   45
  Registration Statements...................................   45
ACCUMULATION UNIT VALUES....................................   46
APPENDIX A..................................................  A-1
APPENDIX B..................................................  B-1
APPENDIX C..................................................  C-1
APPENDIX D..................................................  D-1
APPENDIX E..................................................  E-1
APPENDIX F..................................................  F-1
APPENDIX G..................................................  G-1
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................   50

                                  DEFINITIONS

accumulation unit: An index used to compute the value of the contract owner's interest in a subaccount prior to the annuity date.

annuitant: The person on whose continuation of life annuity payments may depend.

annuity date: The date on which annuity payments begin.

beneficiary: The person to whom payment is to be made on the death of the contract owner.

contract anniversary: The same date each year as the date of issue of the Contract.

contract year: The period from one contract anniversary to the day preceding the next contract anniversary.

Individual Retirement Account or Annuity ("IRA"): A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 408 or 408A of the Internal Revenue Code ("IRC").

monthiversary: The same date of each month as the date on which the Contract was issued.

net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next.

nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

qualified contract: A contract issued in connection with a retirement arrangement described under Section 403(b), 408, or 408A of the IRC.

tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

valuation period: The interval from one determination of the net asset value of a subaccount to the next.

                        CAPSULE SUMMARY OF THE CONTRACT

This capsule summary provides a brief overview of the Contract. More detailed information about the Contract can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

Contracts issued in your state may provide different features and benefits from those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Service Center.

The Contract is available as a non-qualified contract or tax-sheltered annuity or may be issued as an IRA in certain circumstances or purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"). Federal law limits maximum annual contributions to IRAs and Roth IRAs.

The tax advantages typically provided by a variable annuity are already available with tax-qualified plans, including IRAs and Roth IRAs. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, including the costs and benefits of the Contract (including the annuity income benefits), before you purchase the Contract in a tax-qualified plan.

We offer another variable annuity contract that has a different death benefit, contract features, fund selections, and optional programs. However, this other contract also has different charges that would affect your subaccount performance and contract values. To obtain more information about the other contract, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see "Selling the Contract."

PREMIUMS

Generally, before the annuity date you can pay premiums as often as you like. The minimum initial premium is $5,000 for a non-qualified Contract or tax sheltered annuity contract and $2,000 for an IRA Contract. Subsequent premiums generally must be $100 or more. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. Under an automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, contact your Financial Advisor.

THE ACCOUNTS

As you direct, we will put premiums into subaccounts of Account A and/or Account B corresponding to the Funds in which we invest your contract value. For the first 14 days following the date of issue, we put all premiums you've directed into Account A into the Domestic Money Market Subaccount. After the 14 days, we'll put the money into the Account A subaccounts you've selected. In Pennsylvania, however, we won't wait 14 days. Instead, we'll invest your premium immediately in the subaccounts you've selected. Currently, you may allocate premiums or contract value among 18 of 25 available subaccounts. Generally, within certain limits you may transfer Account A value periodically among Account A subaccounts.

THE FUNDS AVAILABLE FOR INVESTMENT

- FUNDS OF MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     - Basic Value Focus Fund
     - Core Bond Focus Fund
     - Domestic Money Market Fund
     - Focus Twenty Select Fund
     - Fundamental Growth Focus Fund
     - Global Allocation Focus Fund
     - Global Growth Focus Fund
     - Government Bond Fund
     - High Current Income Fund
     - Index 500 Fund
     - Large Cap Core Focus Fund
     - Large Cap Value Focus Fund
     - Reserve Assets Fund
     - Small Cap Value Focus Fund
- FUNDS OF AIM VARIABLE INSURANCE FUNDS
     - AIM V.I. Capital Appreciation Fund
     - AIM V.I. Value Fund
-FUNDS OF ALLIANCE VARIABLE PRODUCTS SERIES FUND
     - Premier Growth Portfolio
     - Quasar Portfolio
     - Technology Portfolio
-AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     - VP International Fund
-DAVIS VARIABLE ACCOUNT FUND, INC.
     - Value Portfolio
-FUNDS OF MERCURY HW VARIABLE TRUST
     - Mercury HW International Value VIP Portfolio
-MERCURY V.I. FUNDS, INC.
     - Large Cap Growth Focus Fund
- FUNDS OF MFS(R) VARIABLE INSURANCE TRUST(SM)
     - Emerging Growth Series
     - Research Series

We have closed to new purchase payments and to transfers the subaccounts investing in the American Balanced Fund, Developing Capital Markets Focus Fund, Global Bond Focus Fund, Natural Resources Focus Fund, and the Utilities and Telecommunications Focus Fund of the Merrill Lynch Variable Series Funds.

If you want detailed information about the investment objectives of the Funds, see "Investments of the Accounts" and the attached prospectuses for the Funds.

FEES AND CHARGES

MORTALITY & EXPENSE RISK CHARGE

We impose a mortality and expense risk charge to cover certain risks. The mortality portion compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. The expense portion compensates us for expense risks we assume if the contract maintenance and administration charges aren't enough to cover all Contract maintenance and administration expenses. The charge equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. This charge ends on the annuity date.

SALES CHARGE

We may impose a deferred sales charge only if you withdraw money from Account A. The maximum charge is 7% of premium withdrawn during the first year after that premium is paid. The charges decrease by 1% each year. After year seven, it's 0%. We don't impose a sales charge on withdrawals or surrenders from Account B.

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct this charge daily only from the net asset value of Account A. We don't impose the charge on the assets of Account B. This charge ends on the annuity date.

CONTRACT MAINTENANCE CHARGE

We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. We waive this charge on all Contracts with a contract value of at least $50,000 on the Contract anniversary and in certain circumstances where you own at least three Contracts. The charge ends after the annuity date.

ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we impose an annual charge of 0.25% of the average of your contract values as of the end of each of the prior four contract quarters. This charge ends on the annuity date.

PREMIUM TAXES

On the annuity date we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 5%.

FUND EXPENSES

You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

You can find detailed information about fees and charges imposed on the Contract under "Charges and Deductions".

TRANSFERS

TRANSFERS AMONG ACCOUNT A SUBACCOUNTS

Before the annuity date, you may transfer all or part of your Account A value among the subaccounts up to six times per contract year without charge. However, the American Balanced Subaccount, Developing Capital Markets Focus Subaccount, Global Bond Focus Subaccount, Natural Resources Focus Subaccount, and Utilities and Telecommunications Focus Subaccount are closed to transfers.

You may make more than six transfers among available subaccounts, but we may charge $25 per extra transfer. You may elect a Dollar Cost Averaging feature so that money you've put in the Domestic Money Market Subaccount is systematically transferred monthly into other Account A subaccounts you select without charge. In addition, through participation in the Merrill Lynch RPA(SM) program, you may have your Account A values invested under an investment program based on your investment profile (See "Transfers", "Dollar Cost Averaging", and "Merrill Lynch Retirement Plus Advisor(SM)").

TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium no longer subject to a sales charge. Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount or 10% of premiums still subject to a sales charge (minus any premium already withdrawn or transferred). Additionally, we allow periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, on a monthly, quarterly, semi-annual or annual basis. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

This is the only amount you may transfer from Account A to Account B during a contract year. We impose no charge on this transfer. We don't permit transfers from Account B to Account A.

WITHDRAWALS

You can withdraw money from the Contract six times each contract year.

Withdrawals from Account A are generally subject to a sales charge (see "Sales Charge"). However, we won't impose a sales charge to the extent that the first six lump-sum withdrawals from Account A in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b) minus any premiums previously withdrawn or transferred during that contract year, where:

     (a) =10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and

     (b) =your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Each withdrawal counts as one of the six permitted each contract year. (See "Lump Sum Withdrawals".)

Additionally, through systematic withdrawals from Account A you may elect, once per contract year, for withdrawals to be paid on a monthly, quarterly, semi-annual or annual basis.

We don't impose a sales charge on withdrawals from Account B.

In addition to the six withdrawals permitted each contract year, once each contract year you may use the automatic withdrawal program to withdraw the value in Account B on a monthly, quarterly, semi-annual, or annual basis. These automatic withdrawals are not subject to any sales charge (see "Withdrawals and Surrenders").

A withdrawal may have adverse tax consequences (see "Federal Income Taxes").

DEATH BENEFIT

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if the contract owner dies before the annuity date.

In all states except Washington, the current death benefit is the 5% Rising Floor with 7th Anniversary Step-Up. The 5% Rising Floor with 7th Anniversary Step-Up is different in Florida and Vermont than in other states. After we receive approval for a new death benefit option and make it available in your state, two death benefit options will be offered with newly-issued contracts -- the 5% Rising Floor with 7th Anniversary Step-Up or the Maximum Anniversary Value.

In Washington, the current death benefit is the 5% Rising Floor. After we receive state approval, the only death benefit available with newly-issued contracts will be the Maximum Anniversary Value.

Once we receive the necessary state approval and offer the Estate Enhancer benefit, Contract owners may elect this benefit for an additional annual charge. The Estate Enhancer benefit is an optional rider that pays, on the death of the owner, a benefit that provides proceeds that may be used to defray some or all of the expenses attributable to death benefit proceeds paid under the Contract. The Estate Enhancer benefit provides coverage in addition to the Contract's guaranteed minimum death benefit. The Estate Enhancer benefit is not available if you are age 76 or older. If you elect the Estate Enhancer benefit, you cannot cancel it. In some cases, the owner's age may not be used.

We will offer existing contract owners certain enhancements once we receive necessary approval and make them available. Existing contract owners will have the option of replacing their death benefit (i.e., the 5% Rising Floor with 7th Anniversary Step-Up) with the Maximum Anniversary Value on their contract anniversary following the offering. Existing contract owners will also be provided with an opportunity to elect the Estate Enhancer benefit on the contract anniversary following the offering.

You can find more detailed information about the death benefit and the Estate Enhancer benefit, and how they are calculated, including age limitations that apply, under "Death Benefit".

Payment of a death benefit may have tax consequences (see "Federal Income
Taxes").

ANNUITY PAYMENTS

Annuity payments begin on the annuity date and are made under the annuity option you select. When you buy the Contract, the annuity date for nonqualified Contracts is the annuitant's 90th birthday. The annuity date for IRA Contracts or tax sheltered annuity Contracts is when the owner/annuitant reaches age
70 1/2.

Details about the annuity options available under the Contract can be found under "Annuity Options".

Annuity payments may have tax consequences (see "Federal Income Taxes").

TEN DAY REVIEW

When you receive the Contract, read it carefully to make sure it's what you want. Generally, within 10 days after you receive the Contract, you may return it for a refund. Some states allow a longer period of time to return the Contract. To get a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date you return the Contract. For contracts issued in Pennsylvania, we'll refund the contract value as of the date you return the Contract.

REPLACEMENT OF CONTRACTS

Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract would be advantageous, given the Contract's features, benefits, and charges.

                                   FEE TABLE

A.   Contract Owner Transaction Expenses
     1. Sales Load Imposed on Premium............................   None
     2. Contingent Deferred Sales Charge

COMPLETE YEARS ELAPSED SINCE   CONTINGENT DEFERRED SALES CHARGE AS A
     PAYMENT OF PREMIUM           PERCENTAGE OF PREMIUM WITHDRAWN
----------------------------   -------------------------------------
       0 years                                 7.00%
       1 year                                  6.00%
       2 years                                 5.00%
       3 years                                 4.00%
       4 years                                 3.00%
       5 years                                 2.00%
       6 years                                 1.00%
   7 or more years                             0.00%

     3. Transfer Fee.............................................    $25
     The first 6 transfers among Separate Account A subaccounts in a contract year are free. We currently do not, but may in the future, charge a $25 fee on all subsequent transfers.
     These rules apply only to transfers among Separate Account A subaccounts. They do not apply to transfers from Separate
     Account A to Separate Account B. No transfers may be made
     from Separate Account B.
     The Fee Table and Examples do not include charges to
     contract owners for premium taxes. Premium taxes may be
     applicable. Refer to the PREMIUM TAXES section in this
     Prospectus for further details.
B.   Annual Contract Maintenance Charge..........................    $40
     The Contract Maintenance Charge will be assessed annually on each contract anniversary if the contract value is less than
     $50,000 and upon surrender if other than on the contract
     anniversary.
C.   Estate Enhancer Charge......................................  0.25%
     The Estate Enhancer charge will be assessed annually on each contract anniversary based on the average of your contract values as of the end of each of the prior four contract
     quarters. We also impose a pro rata amount of this charge
     upon surrender, annuitization, death, or termination of the rider.
D.   Separate Account Annual Expenses (as a percentage of account value)

                                               SEPARATE ACCT A   SEPARATE ACCT B
                                               ---------------   ---------------
Mortality and Expense Risk Charge............       1.25%             .65%
Administration Charge........................        .10%             .00%
                                                    =====             ====
Total Separate Account Annual Expenses.......       1.35%             .65%

E.   Fund Expenses for the Year Ended December 31, 2000 (see
     "Notes to Fee Table") (as a percentage of each Fund's average net assets)

                          MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                          -------------------------------------------------
                                                              DEVELOPING
                                         BASIC     CORE         CAPITAL
                            AMERICAN     VALUE     BOND         MARKETS
    ANNUAL EXPENSES       BALANCED*(A)   FOCUS   FOCUS(A)   FOCUS(A),(B)***
    ---------------       ------------   -----   --------   ---------------
Investment Advisory
 Fees...................      .55%        .60%     .42%          1.00%
Other Expenses..........      .07%        .05%     .07%           .36%
                              ---         ---      ---           ----
Total Annual Operating
 Expenses...............      .62%        .65%     .49%          1.36%
Expense
 Reimbursements.........        0%          0%       0%           .09%
                              ---         ---      ---           ----
Net Expenses............      .62%        .65%     .49%          1.25%

                          MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                          ---------------------------------------------------------------

                          DOMESTIC   FOCUS    FUNDAMENTAL     GLOBAL     GLOBAL    GLOBAL
                           MONEY     TWENTY     GROWTH      ALLOCATION    BOND     GROWTH
    ANNUAL EXPENSES        MARKET    SELECT      FOCUS       FOCUS(A)    FOCUS**   FOCUS
    ---------------       --------   ------   -----------   ----------   -------   ------
Investment Advisory
 Fees...................    .50%       .85%       .65%         .65%        .60%     .75%
Other Expenses..........    .05%       .27%       .47%         .08%        .15%     .08%
                            ---       ----       ----          ---         ---      ---
Total Annual Operating
 Expenses...............    .55%      1.12%      1.12%         .73%        .75%     .83%
Expense
 Reimbursements.........      0%        .0%        .0%           0%          0%       0%
                            ---       ----       ----          ---         ---      ---
Net Expenses............    .55%      1.12%      1.12%         .73%        .75%     .83%

                          MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES) (CONT'D)
                          --------------------------------------------

                                        HIGH                 LARGE CAP
                          GOVERNMENT   CURRENT                 CORE
    ANNUAL EXPENSES          BOND      INCOME    INDEX 500   FOCUS(A)
    ---------------       ----------   -------   ---------   ---------
Investment Advisory
 Fees...................     .50%        .47%       .30%        .43%
Other Expenses..........     .07%        .07%       .05%        .06%
                             ---         ---        ---         ---
Total Annual Operating
 Expenses...............     .57%        .54%       .35%        .49%
Expense
 Reimbursements.........       0%          0%         0%          0%
                             ---         ---        ---         ---
Net Expenses............     .57%        .54%       .35%        .49%

                        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES) (CONT'D)
                          ---------------------------------------------------------------
                                                             SMALL
                          LARGE CAP    NATURAL                CAP        UTILITIES AND
                            VALUE     RESOURCES   RESERVE    VALUE     TELECOMMUNICATIONS
    ANNUAL EXPENSES         FOCUS      FOCUS*     ASSETS    FOCUS(A)       FOCUS(A)*
    ---------------       ---------   ---------   -------   --------   ------------------
Investment Advisory
 Fees...................     .75%        .65%       .50%      .75%            .60%
Other Expenses..........     .17%        .22%       .18%      .06%            .09%
                             ---         ---        ---       ---             ---
Total Annual Operating
 Expenses...............     .92%        .87%       .68%      .81%            .69%
Expense
 Reimbursements.........       0%          0%         0%        0%              0%
                             ---         ---        ---       ---             ---
Net Expenses............     .92%        .87%       .68%      .81%            .69%

                                                                                                            AMERICAN
                                                                        ALLIANCE VARIABLE PRODUCTS           CENTURY
                                              AIM VARIABLE                  SERIES FUND, INC.               VARIABLE
                                             INSURANCE FUNDS                 (CLASS A SHARES)              PORTFOLIOS
                                         -----------------------   ------------------------------------   -------------
                                           AIM V.I.                ALLIANCE
                                           CAPITAL      AIM V.I.   PREMIER    ALLIANCE      ALLIANCE           VP
            ANNUAL EXPENSES              APPRECIATION    VALUE      GROWTH    QUASAR(C)   TECHNOLOGY(C)   INTERNATIONAL
            ---------------              ------------   --------   --------   ---------   -------------   -------------
Investment Advisory Fees...............      .61%         .61%       1.00%      1.00%         1.00%           1.23%
Other Expenses.........................      .21%         .23%        .04%       .14%          .06%              0%
                                             ---          ---        ----       ----          ----            ----
Total Annual Operating Expenses........      .82%         .84%       1.04%      1.14%         1.06%           1.23%
Expense Reimbursements.................        0%           0%          0%         0%            0%              0%
                                             ---          ---        ----       ----          ----            ----
Net Expenses...........................      .82%         .84%       1.04%      1.14%         1.06%           1.23%

                                           DAVIS
                                          VARIABLE                           MERCURY V.I.
                                          ACCOUNT         MERCURY HW         FUNDS, INC.          MFS(R) VARIABLE
                                         FUND, INC.     VARIABLE TRUST     (CLASS A SHARES)     INSURANCE TRUST(SM)
                                         ----------   ------------------   ----------------   -----------------------
                                                          MERCURY HW           ML LARGE          MFS
                                                        INTERNATIONAL         CAP GROWTH      EMERGING        MFS
            ANNUAL EXPENSES               VALUE(D)       VALUE VIP(A)          FOCUS(E)       GROWTH(F)   RESEARCH(F)
            ---------------              ----------   ------------------   ----------------   ---------   -----------
Investment Advisory Fees...............      .75%             .75%                .65%           .75%         .75%
Other Expenses.........................      .26%             .18%                .69%           .10%         .10%
                                            ----             ----                ----           ----         ----
Total Annual Operating Expenses........     1.01%             .93%               1.34%           .85%          85%
Expense Reimbursements.................      .01%               0%                .09%             0%           0%
                                            ----             ----                ----           ----         ----
Net Expenses...........................     1.00%             .93%               1.25%           .85%          85%

---------------
* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

*** Closed to allocations of premiums or contract value following the close of business on April 27, 2001.

EXAMPLES OF CHARGES

If the Contract is surrendered at the end of the applicable time period:

       The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets and election of the Estate Enhancer benefit:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING
  IN:
ML Reserve Assets Fund+..................   $17      $ 52      $ 89       $194
SEPARATE ACCOUNT A SUBACCOUNT INVESTING
  IN:
ML American Balanced Fund+*..............   $88      $121      $153       $262
ML Basic Value Focus Fund+...............   $88      $122      $154       $265
ML Core Bond Focus Fund+.................   $87      $117      $146       $249
ML Developing Capital Markets Focus
  Fund+***...............................   $94      $139      $185       $326
ML Domestic Money Market Fund+...........   $87      $119      $149       $255
ML Focus Twenty Select Fund..............   $93      $135      $178       $313
ML Fundamental Growth Focus Fund.........   $93      $135      $178       $313
ML Global Allocation Focus Fund+.........   $89      $124      $158       $274
ML Global Bond Focus Fund+**.............   $89      $124      $159       $276
ML Global Growth Focus Fund+.............   $90      $127      $163       $284
ML Government Bond Fund+.................   $88      $119      $150       $257
ML High Current Income Fund+.............   $87      $118      $148       $254
ML Index 500 Fund+.......................   $86      $113      $138       $234
ML Large Cap Core Focus Fund+............   $87      $117      $146       $249
ML Large Cap Value Focus Fund............   $91      $129      $168       $293
ML Natural Resources Focus Fund+*........   $90      $128      $165       $288
ML Small Cap Value Focus Fund+...........   $90      $126      $162       $282
ML Utilities and Telecommunications Focus
  Fund+*.................................   $89      $123      $156       $270
AIM V.I. Capital Appreciation Fund.......   $90      $127      $163       $283
AIM V.I. Value Fund......................   $90      $127      $164       $285
Alliance Premier Growth Portfolio+.......   $92      $133      $174       $305
Alliance Quasar Portfolio+...............   $93      $136      $179       $315
Alliance Technology Portfolio+...........   $92      $134      $175       $307
American Century VP International Fund...   $94      $138      $184       $324
Davis Value Portfolio....................   $92      $132      $172       $301
Mercury HW International Value VIP
  Portfolio..............................   $91      $130      $168       $294
ML Large Cap Growth Focus Fund+..........   $94      $139      $185       $326
MFS Emerging Growth Series...............   $90      $127      $164       $286
MFS Research Series......................   $90      $127      $164       $286

---------------
+   Class A Shares.

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

***Closed to allocations of premiums or contract value following the close of business on April 27, 2001.

If the Contract is annuitized, or not surrendered, at the end of the applicable time period:

       The following cumulative expenses would be paid on each $1,000 invested, assuming 5% annual return on assets and election of the Estate Enhancer benefit:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING
  IN:
ML Reserve Assets Fund+..................   $17       $52      $ 89       $194
SEPARATE ACCOUNT A SUBACCOUNT INVESTING
  IN:
ML American Balanced Fund+*..............   $23       $72      $123       $262
ML Basic Value Focus Fund+...............   $24       $72      $124       $265
ML Core Bond Focus Fund+.................   $22       $68      $116       $249
ML Developing Capital Markets Focus
  Fund+***...............................   $30       $91      $155       $326
ML Domestic Money Market Fund+...........   $23       $69      $119       $255
ML Focus Twenty Select Fund..............   $28       $87      $148       $313
ML Fundamental Growth Focus Fund.........   $28       $87      $148       $313
ML Global Allocation Focus Fund+.........   $24       $75      $128       $274
ML Global Bond Focus Fund+**.............   $25       $76      $129       $276
ML Global Growth Focus Fund+.............   $25       $78      $133       $284
ML Government Bond Fund+.................   $23       $70      $120       $257
ML High Current Income Fund+.............   $22       $69      $118       $254
ML Index 500 Fund+.......................   $20       $63      $108       $234
ML Large Cap Core Focus Fund+............   $22       $68      $116       $249
ML Large Cap Value Focus Fund............   $26       $81      $138       $293
ML Natural Resources Focus Fund+*........   $26       $79      $135       $288
ML Small Cap Value Focus Fund+...........   $25       $77      $132       $282
ML Utilities and Telecommunications Focus
  Fund+*.................................   $24       $74      $126       $270
AIM V.I. Capital Appreciation Fund.......   $25       $78      $133       $283
AIM V.I. Value Fund......................   $25       $78      $134       $285
Alliance Premier Growth Portfolio+.......   $28       $84      $144       $305
Alliance Quasar Portfolio+...............   $29       $88      $149       $315
Alliance Technology Portfolio+...........   $28       $85      $145       $307
American Century VP International Fund...   $29       $90      $154       $324
Davis Value Portfolio....................   $27       $83      $142       $301
Mercury HW International VIP Value
  Portfolio..............................   $26       $81      $138       $294
ML Large Cap Growth Focus Fund+..........   $30       $91      $155       $326
MFS Emerging Growth Series...............   $26       $79      $134       $286
MFS Research Series......................   $26       $79      $134       $286

---------------
+   Class A Shares.

* Closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** Closed to allocations of premiums or contract value following the close of business on June 5, 1998.

***Closed to allocations of premiums or contract value following the close of business on April 27, 2001.

The preceding Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The Fee Table and Examples include expenses and charges of the Accounts as well as the Funds. The Examples also reflect the $40 contract maintenance charge as .0216% of average assets. They assume the Estate Enhancer benefit is elected and reflect the annual charge of
 .25% of the average contract value on the four prior contract quarters. See the CHARGES AND DEDUCTIONS section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Condensed financial information containing the accumulation unit value history appears at the end of this prospectus.

NOTES TO FEE TABLE

(a) Effective May 1, 2001, (i) the Quality Equity Fund was renamed the Large Cap Core Focus Fund, (ii) the Global Strategy Focus Fund was renamed the Global Allocation Focus Fund, (iii) the Prime Bond Fund was renamed the Core Bond Focus Fund, and (iv) the Mercury V.I. U.S. Large Cap Fund was renamed the Large Cap Growth Focus Fund, and its manager was changed. Effective October 6, 2000, the Hotchkis and Wiley International VIP Portfolio was renamed the Mercury HW International Value VIP Portfolio. Following the close of business on April 27, 2001, the Balanced Capital Focus Fund merged with and into the American Balanced Fund, and the International Equity Focus Fund of the Merrill Lynch Variable Series Funds, Inc. merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Variable Trust.

(b) Merrill Lynch Investment Managers, L.P. ("MLIM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Merrill Variable Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 2000.

(c) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio or the Alliance Technology Portfolio during the year ended December 31, 2000. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 2000, Alliance waived management fees totaling 0.19% for the Alliance Quasar Portfolio and 0.03% for the Alliance Technology Portfolio, and waived other expenses totaling 0.01% for the Alliance Technology Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been 0.95% for the Alliance Quasar Portfolio and 1.02% for the Alliance Technology Portfolio.

(d)Davis Selected Advisers, LP has agreed to reimburse annual fund operating expenses through May 1, 2002 to the extent they exceed 1.00%.

(e)Mercury Advisors has agreed to limit the annual operating expenses for the Large Cap Growth Focus Fund to 1.25% of its average net assets.

(f) The MFS Emerging Growth Series and MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.84% for the Emerging Growth Series and 0.84% for the Research Series.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yields of the Domestic Money Market Subaccount and the Reserve Assets Subaccount refer to the annualized income generated by an investment in each subaccount over a specified 7-day period. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of an Account A subaccount (besides the Domestic Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any sales charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts. For example, we may present total return information that doesn't reflect a deduction for the sales charge. This presentation assumes that an investment in the Contract will extend beyond the period when the sales charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to designated subaccounts under a dollar cost averaging program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the sales charge. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts.

Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Ranking services we may use as sources of performance comparison are Lipper, VARDS, CDA/ Weisenberger, Morningstar, MICROPAL, and Investment Company Data, Inc.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts to the Standard & Poor's Index of 500 Common Stocks, the Morgan Stanley EAFE Index, the Russell 2000 Index and the Dow Jones Indices, all widely used measures of stock market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other sources of performance comparison that we may use are Chase Investment Performance Digest, Money, Forbes, Fortune, Business Week, Financial Services Weekly, Kiplinger Personal Finance, Wall Street Journal, USA Today, Barrons, U.S. News & World Report, Strategic Insight, Donaghues, Investors Business Daily, and Ibbotson Associates.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., a corporation whose common stock is traded on the New York Stock Exchange.

Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                                  THE ACCOUNTS

You may direct premiums into one or both of two segregated investment accounts available to the Contract (the "Accounts"). The Merrill Lynch Life Variable Annuity Separate Account A ("Account A") offers through its subaccounts a variety of investment options. Each option has a different investment objective. The Merrill Lynch Life Variable Annuity Separate Account B ("Account B") offers a money market investment through its subaccount.

We established the Accounts on August 6, 1991. They are governed by Arkansas law, our state of domicile. They are registered with the Securities and Exchange Commission as unit investment trusts under the Investment Company Act of 1940. Each account meets the definition of a separate account under the federal securities laws. The Accounts' assets are segregated from all of our other assets.

SEGREGATION OF ACCOUNT ASSETS

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. We own all of the assets in the Accounts. Each Account's income, gains, and losses, whether or not realized, derived from Account assets are credited to or charged against the Account without regard to our other income, gains or losses. The assets in each Account will always be at least equal to the reserves and other liabilities of the Account. If an Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account. Under Arkansas insurance law the assets in each Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of either Account be charged with any liabilities of the other Account.

NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

There are 24 subaccounts currently available through Account A and one subaccount currently available through Account B. Five subaccounts previously available through Account A (the American Balanced Subaccount, the Developing Capital Markets Focus Subaccount, the Global Bond Focus Subaccount, the Natural Resources Focus Subaccount and the Utilities and Telecommunications Focus Subaccount) are closed to allocations of premiums and contract value. All subaccounts invest in a corresponding portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Merrill Variable Funds"); the AIM Variable Insurance Funds (the "AIM V.I. Funds"); the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"); the American Century Variable Portfolios, Inc. (the "American Century Portfolios"); the Davis Variable Account Fund, Inc. (the "Davis Fund"); the Mercury HW Variable Trust (the "Mercury HW Trust"); the Mercury V.I. Funds, Inc. ("Mercury V.I. Funds") or the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust"). Additional subaccounts may be added or closed in the future.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, nevertheless, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain funds available only through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract should not be indicative of performance of the similarly named fund available through the Contract.

                          INVESTMENTS OF THE ACCOUNTS

GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses and all other aspects of fund operations can be found in the Fund's prospectus and Statement of Additional Information. Fund shares are currently sold to our separate accounts as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.), and insurance companies not affiliated with us to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these funds may be offered in the future to certain pension or retirement plans.

The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.

Generally, you should consider the funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. There is no guarantee that any fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well fund management anticipates changes in economic conditions.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Merrill Variable Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Class A shares of 13 of its separate investment mutual fund portfolios. The Reserve Assets Fund is available only to Account B.

Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Merrill Variable Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Investment Managers International Ltd., and Mercury Advisors, is a worldwide mutual fund leader, and had a total of $567.9 billion in investment company and other portfolio assets under management as of the end of January 31, 2001. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services.

Details about these Funds, including their investment objectives, management, policies, restrictions, expenses and risks, and all other aspects of these Funds' operation can be found in the attached prospectus for the Merrill Variable Funds and in their Statement of Additional Information. Read these carefully before investing. As described in the prospectus for Merrill Variable Funds, many of these Funds should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. Such Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Merrill Variable Funds prospectus also describes certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objective. Meeting the objectives depends upon future economic conditions and upon how well these Funds' management anticipates changes in those economic conditions. A summary of the investment objective and strategy for each Fund is set forth below.

AMERICAN BALANCED FUND. This Fund seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed income and equity securities.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund.

BASIC VALUE FOCUS FUND. This Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price/earnings ratio.

CORE BOND FOCUS FUND (FORMERLY, THE PRIME BOND FUND). This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation when consistent with the foregoing objective. The Fund invests primarily in long-term corporate bonds rated in the top three ratings categories by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

DEVELOPING CAPITAL MARKETS FOCUS FUND. This Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations. The Developing Capital Markets Focus Fund has established no rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize the risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn. Investment in the Developing Capital Markets Focus Fund entails relatively greater risk of loss of income or principal.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on April 27, 2001.

DOMESTIC MONEY MARKET FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Fund invests in short-term United States government securities; United States government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other domestic money market instruments.

FOCUS TWENTY SELECT FUND. This Fund seeks long-term capital appreciation. The Fund is a non-diversified fund and invests primarily in common stocks of approximately 20 companies that Fund management believes have strong earnings growth and capital appreciation potential. To a lesser extent, the Fund also may invest in preferred stock, convertible securities, warrants, and rights to subscribe to common stock of these companies.

FUNDAMENTAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund purchases primarily common stocks of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund will invest at least 65% of its total assets in equity securities.

GLOBAL ALLOCATION FOCUS FUND (FORMERLY, THE GLOBAL STRATEGY FOCUS FUND). This Fund seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers. The Fund seeks to achieve its objective by investing primarily in securities of issuers located in the United States, Canada, Western Europe, the Far East and Latin America.

Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund.

GLOBAL BOND FOCUS FUND. This Fund seeks to provide high total investment return by investing in a global portfolio of fixed-income securities denominated in various currencies, including multinational currency units. The Fund may invest in fixed-income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLIM has determined to be of similar creditworthiness.

Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the Global Bond Focus Fund. The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on June 5, 1998.

The Board of Directors of the Merrill Variable Funds has authorized the liquidation of the Global Bond Focus Fund, subject to regulatory approval.

GLOBAL GROWTH FOCUS FUND. This Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings. Because a substantial portion of the Fund's assets may be invested on an international basis, contract owners should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

GOVERNMENT BOND FUND. This Fund seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

HIGH CURRENT INCOME FUND. This Fund seeks to obtain a high level of current income. Secondarily, the Fund seeks capital appreciation to the extent consistent with the foregoing objective. The Fund invests principally in fixed-income securities that are rated in the lower rating categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds"). Investment in such securities entails relatively greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among many issuers. However, there can be no assurance that diversification will protect the Fund from widespread defaults during periods of sustained economic downturn.

INDEX 500 FUND. This Fund seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

LARGE CAP CORE FOCUS FUND (FORMERLY, THE QUALITY EQUITY FUND). This Fund seeks to achieve high total investment return. The Fund employs a fully managed investment policy utilizing equity securities, primarily common stocks of large-capitalization companies, as well as investment grade debt and convertible securities. Management of the Fund will shift the emphasis among investment alternatives for capital growth, capital stability, and income as market trends change.

LARGE CAP VALUE FOCUS FUND. This Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large-cap companies located in the U.S. and included in the Russell 1000(R) Index that Fund management believes are undervalued.

NATURAL RESOURCES FOCUS FUND. This Fund seeks to achieve capital appreciation and to protect the purchasing power of capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

The Board of Directors of the Merrill Variable Funds has authorized the liquidation of the Natural Resources Focus Fund, subject to regulatory approval.

RESERVE ASSETS FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities. The Fund invests in short-term United States government securities; U.S. government agency securities; bank certificates of deposit and bankers' acceptances; short-term debt securities such as commercial paper and variable amount master demand notes; repurchase agreements and other money market instruments.

SMALL CAP VALUE FOCUS FUND (FORMERLY, THE SPECIAL VALUE FOCUS FUND). This Fund seeks long term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

UTILITIES AND TELECOMMUNICATIONS FOCUS FUND (FORMERLY, THE GLOBAL UTILITY FOCUS
FUND). This Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLIM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

The subaccount corresponding to this Fund was closed to allocations of premiums and contract value following the close of business on December 6, 1996.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds ("AIM V.I. Funds") is registered with the Securities and Exchange Commission as an open-end, series, management investment company. It currently offers Account A two of its separate investment portfolios.

A I M Advisors, Inc. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, serves as the investment adviser to each of the Funds of AIM V.I. Funds. AIM has acted as an investment adviser since its organization in 1976. Today AIM, together with its subsidiaries, advises or manages over 135 investment portfolios, including the Funds, encompassing a broad range of investment objectives. As the investment adviser, AIM receives compensation from the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

AIM V.I. CAPITAL APPRECIATION FUND. This Fund seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. VALUE FUND. This Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. ("Alliance Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A Class A shares of three of its separate investment portfolios. Alliance Capital Management L.P. ("Alliance"), a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105 serves as the investment adviser to each Fund of the Alliance Fund. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company for an international group of insurance and related financial services companies. As the investment adviser, Alliance is paid fees by the Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

ALLIANCE PREMIER GROWTH PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth.

ALLIANCE QUASAR PORTFOLIO. This Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income.

ALLIANCE TECHNOLOGY PORTFOLIO. This Fund seeks capital appreciation by investing primarily in securities of companies that use technology extensively in the development of new or improved products or processes. The Fund invests in different industries, and in both established companies and new or unseasoned companies.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. ("American Century Portfolios") is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. It currently offers Account A shares in one of its investment portfolios. American Century Investment Management, Inc. ("ACIM"), a Maryland corporation headquartered at 4500 Main Street, Kansas City, Missouri 64111, serves as investment adviser to the American Century Portfolios. ACIM has been managing mutual funds since 1958. As the investment adviser, ACIM is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.

VP INTERNATIONAL FUND. This Fund seeks capital growth. The Fund invests in companies with earnings and revenue growth that Fund management believes will increase in value over time. Ideally, Fund management seeks companies whose earnings and revenues are growing at a successively faster, or accelerating, pace. Fund management also strives to diversify by investing across different countries and geographical areas.

DAVIS VARIABLE ACCOUNT FUND, INC.

Davis Variable Account Fund, Inc. ("Davis Fund") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A shares of one of its portfolios, the Davis Value Portfolio. Davis Selected Advisers, LP ("Davis Advisers"), located at 2949 East Elvira Road, Tucson, Arizona 85706, is the investment adviser to the Davis Value Portfolio. As the investment adviser, Davis Advisers is paid fees by the Fund for its services. Davis Selected Advisers-NY, Inc. ("Davis Advisers-NY"), located at 609 Fifth Avenue, New York, New York 10017, serves as the sub-adviser to the Davis Value Portfolio. Davis Advisers-NY is a wholly owned subsidiary of Davis Advisers. Davis Advisers pays the sub-advisory fee, not the Davis Value Portfolio. A summary of the investment objective and strategy for this Fund is set forth below.

DAVIS VALUE PORTFOLIO. This Fund seeks to provide growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion. These companies are selected based on their potential for long-term growth, long-term return, and minimum risk.

MERCURY HW VARIABLE TRUST

Mercury HW Variable Trust ("Mercury HW Trust")(formerly, the Hotchkis and Wiley Variable Trust), a Massachusetts business trust, is registered with the Securities and Exchange Commission as an open-end management investment company. The Mercury HW Trust is intended to serve as the investment medium for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain insurance companies. It currently offers Account A shares of one of its portfolios.

Mercury Advisors (formerly, Hotchkis and Wiley), 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, serves as the investment adviser to the Mercury HW International Value VIP Portfolio and generally administers the affairs of the Mercury HW Trust. As the investment adviser, Mercury

Advisors is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.

MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO (FORMERLY, THE HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO). The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Mercury Advisors follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.

Effective following the close of business on April 27, 2001, the International Equity Focus Fund of the Merrill Variable Funds was merged with and into the Mercury HW International Value VIP Portfolio of the Mercury HW Trust.

MERCURY V.I. FUNDS, INC.

Mercury V.I. Funds, Inc. ("Mercury V.I. Funds") (formerly, the Mercury Asset Management V.I. Funds, Inc.) is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Merrill Lynch Investment Managers International Ltd. (formerly, Mercury Asset Management International Ltd.). It currently offers Account A Class A shares of one of its mutual fund portfolios, the Large Cap Growth Focus Fund. As the investment adviser, Merrill Lynch Investment Managers International Ltd. is paid fees by the Fund for its services. A summary of the investment objective and strategy for this Fund is set forth below.

Merrill Lynch Investment Managers International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its immediate parent is Merrill Lynch Investment Managers Group Ltd., a London-based holding company. The ultimate parent of Merrill Lynch Investment Managers Group Ltd. is Merrill Lynch & Co., Inc.

LARGE CAP GROWTH FOCUS FUND (FORMERLY, THE MERCURY V.I. U.S. LARGE CAP
FUND). This Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. Generally, the Fund will invest at least 65% of its total assets in these equity securities. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.

MFS(R) VARIABLE INSURANCE TRUST(SM)

MFS(R) Variable Insurance Trust(SM) ("MFS Trust") is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Account A shares of two of its separate investment portfolios.

Massachusetts Financial Services Company ("MFS"), a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, serves as the investment adviser to each of the Funds of MFS Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is a indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. As the investment adviser, MFS is paid fees by each of these Funds for its services. A summary of the investment objective and strategy for each Fund is set forth below.

MFS EMERGING GROWTH SERIES. This Fund seeks long-term growth of capital. The Fund invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the Fund's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The Fund focuses on companies that the Fund's adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Accounts will purchase and redeem shares or Trust Units of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Accounts are automatically reinvested at net asset value in additional shares or Trust Units of the Funds.

MATERIAL CONFLICTS, SUBSTITUTION OF INVESTMENTS AND CHANGES TO ACCOUNTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of Separate Account A or Separate Account B or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or the future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both, for some or all classes of Contracts at any time in our sole discretion. However, before any such substitution, we would need the approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any substitutions.

We may also add new subaccounts to either Account, eliminate subaccounts in either Account, deregister either or both of the Accounts under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate either or both Accounts as a managed investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or account to another subaccount or account pursuant to a combination or otherwise, and create new accounts. Before we make certain changes we need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the sales charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges, including the mortality and expense risk charge, in part to cover such expenses.

MORTALITY AND EXPENSE RISK CHARGE

We impose a mortality and expense risk charge on the Accounts. It equals 1.25% annually for Account A and 0.65% annually for Account B. We deduct it daily from the net asset value of the Accounts. Of this amount, 0.75% annually for Account A and 0.35% annually for Account B is attributable to mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract.

The remaining portion of the charge, 0.50% annually for Account A and 0.30% annually for Account B, is attributable to expense risks we assume should the Contract maintenance and administration charges be insufficient to cover all Contract maintenance and administration expenses.

The mortality and expense risk charge is greater for Account A than for Account B because a greater guaranteed death benefit and higher administrative expenses are attributable to Account A. If this charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. The charge will never increase.

SALES CHARGE

       WHEN IMPOSED

We may impose a contingent deferred sales charge on withdrawals and surrenders from Account A. We don't impose the charge on withdrawals or surrenders from Account B. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. We impose the charge only on premium withdrawn from Account A held for less than seven years. However, where permitted by state regulation, up to 10% of this premium can be accessed without a sales charge if withdrawn through the first six lump-sum withdrawals from Account A in a contract year or through systematic withdrawals from Account A. (See "Withdrawals and Surrenders".) In addition, where permitted by state regulation, we won't impose a contingent deferred sales charge on any premium withdrawn from Contracts purchased by our employees or our affiliates or from Contracts purchased by the employees' spouses or dependents.

       AMOUNT OF CHARGE

The maximum charge is 7% of the premium withdrawn during the first year after that premium is paid. The charge decreases by 1% annually to 0% after year seven, as shown below.

NUMBER OF COMPLETE YEARS ELAPSED  CONTINGENT DEFERRED
     SINCE PREMIUM WAS PAID          SALES CHARGE
               0                          7%
               1                          6%
               2                          5%
               3                          4%
               4                          3%
               5                          2%
               6                          1%
               7                          0%

The charge is calculated on total premiums withdrawn from Account A. If, however, your account value at the time of withdrawal is less than your premiums paid in, the charge is based on your account value. Gain in account value is never subject to this sales charge. The example below explains this charge.

                           HOW THE SALES CHARGE WORKS

If you made a $5,000 premium payment to Account A and withdrew the entire $5,000 three years later, we would impose a 4% charge on the $5,000 withdrawal. If you had made a $5,000 premium payment to Account A and due to negative investment experience only $4,500 remained in Account A when you withdrew it three years later, we would impose a 4% charge only on $4,500 of the original premium. If instead the $5,000 premium payment you made to Account A grew to $6,000 due to positive investment experience, and you withdrew $600 of gain in account value through six lump sum withdrawals three years later, and thereafter withdrew the remaining $5,400 in a subsequent withdrawal that same year, we would not impose a contingent deferred sales charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4% contingent deferred sales charge only on $5,000 of the $5,400 subsequent withdrawal (as $400 of that amount represents gain).

       HOW DEDUCTED

We deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your Account A value. The example below shows how this works.

                              PRO-RATA DEDUCTIONS

Kim Investor's Retirement Plus Contract has a current account value of $100,000. $60,000 is in the Basic Value Focus Subaccount, and $40,000 is in the American Balanced Subaccount. Kim withdraws $20,000 from the Contract, and the entire $20,000 is subject to a 7% sales charge ($1400). Accordingly, $840--60% of $1400--is deducted from the Basic Value Focus Subaccount and $560--40% of $1400--is deducted from the American Balanced Subaccount.

(See "Withdrawals and Surrenders" and "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.)

ADMINISTRATION CHARGE

We charge 0.10% annually to reimburse us for costs associated with the establishment and administration of the Contract. We deduct the charge daily only from the net asset value of Account A. We don't impose the charge on the assets in Account B. This charge covers such expenses as optional contract transactions (for example, processing transfers and Dollar Cost Averaging transactions). This charge will never increase.

CONTRACT MAINTENANCE CHARGE

We charge $40 a year to reimburse us for expenses related to maintenance of the Contract. These expenses include issuing Contracts, maintaining records, and performing accounting, regulatory compliance, and reporting functions. We deduct this charge from your contract value on each contract anniversary that occurs on or before the annuity date. We won't deduct it after the annuity date. We also deduct the charge if you surrender the contract on any date besides a contract anniversary. We deduct the charge on a pro rata basis

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

from among all subaccounts in which your contract value is invested. The contract maintenance charge will never increase.

We'll waive this charge on all Contracts with a contract value equal to or greater than $50,000 on the date the charge would normally be deducted.

Currently, a contract owner of three or more Contracts will be assessed no more than $120 in Contract Maintenance Charges annually. We reserve the right to change this limit at any time.

ESTATE ENHANCER CHARGE

If you elect the Estate Enhancer benefit, we deduct a charge on each contract anniversary equal to 0.25% annually of the average of the contract values as of the end of each of the prior four contract quarters. We won't deduct this charge after the annuity date. We will impose a pro rata amount of this charge upon surrender, annuitization, death or termination of the rider between contract anniversaries. We deduct this charge regardless of whether the Estate Enhancer benefit has any value.

OTHER CHARGES

       TRANSFER CHARGES

You may make up to six transfers among Account A subaccounts per contract year without charge. If you make more than six, we may, but currently do not, charge you $25 for each extra transfer. (See "Transfers".)

       TAX CHARGES

We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Accounts any taxes imposed on the Accounts' investment earnings. (See "Tax Status of the Contract".)

       FUND EXPENSES

In calculating the net asset values of the Funds, advisory fees and operating expenses are deducted from the assets of each Fund. (See "Fee Table".) Information about those fees and expenses also can be found in the attached prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

       RETIREMENT PLUS ADVISOR FEES

Fees associated with participation in the Merrill Lynch RPA(SM) program are paid by the participating contract owner and are not deducted from the contract value or imposed on the Accounts. (See "Merrill Lynch Retirement Plus Advisor(SM)".)

PREMIUM TAXES

Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 5%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. (See "Accumulation Units" for a discussion of the effect the deduction of this charge will have on the number of accumulation units credited to a Contract.) In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

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

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                     FEATURES AND BENEFITS OF THE CONTRACT

As we describe the contract, we will often use the word "you". In this context "you" means "contract owner".

OWNERSHIP OF THE CONTRACT

The contract owner is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you die, the beneficiary will receive a death benefit. You may also designate an annuitant. You may change the annuitant at any time prior to the annuity date. If you don't select an annuitant, you are the annuitant. If the Contract is an IRA, the owner must be the annuitant.

If a non-natural person owns the Contract and changes the annuitant, the Internal Revenue Code (IRC) requires us to treat the change as the death of a contract owner. We will then pay the beneficiary the contract value, less any applicable fees and charges.

Only spouses may be co-owners of the Contract, except in Pennsylvania, New Jersey, and Oregon. When co-owners are established, they exercise all rights under the Contract jointly unless they elect otherwise. Co-owner spouses must each be designated as beneficiary for the other. Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death. Qualified Contracts may not have co-owners.

You may assign the Contract to someone else by giving notice to our Service Center. Only complete ownership of the Contract may be assigned to someone else. You can't do it in part. An assignment to a new owner cancels all prior beneficiary designations except a prior irrevocable beneficiary designation. Assignment of the Contract may have tax consequences or may be prohibited on certain qualified Contracts, so you should consult with a qualified tax adviser before assigning the Contract. (See "Federal Income Taxes".)

ISSUING THE CONTRACT

       ISSUE AGE

In all states except Florida and Vermont, you can buy a nonqualified Contract if you are less than 90 years old. Annuitants on nonqualified Contracts must also be less than 90 years old when we issue the Contract. For qualified Contracts owned by natural persons, the contract owner and annuitant must be the same person. Contract owners and annuitants on qualified Contracts must be less than 70 1/2 years old when we issue the Contract.

In Vermont and Florida, you must be less than 85 years old, and the annuitant must be age 90 or younger (unless you are a non-natural person, in which case the annuitant must be less than 85).

If you change the owner, the new owner must be younger than the maximum age for a newly-issued Contract.

       INFORMATION WE NEED TO ISSUE THE CONTRACT

Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the information provided or the application, and you pay the initial premium, we'll issue a Contract. The date we do this is called the Date of Issue. Generally, we'll do this and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, however, we will offer to return the premium and no Contract will be issued. You can consent to our holding the premium until we get all necessary information, and then we will invest the premium within two business days after we get the information.

       TEN DAY RIGHT TO REVIEW

When you get the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within ten days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract. To get a refund, return the Contract to our Service Center or to the Financial Advisor who sold it. We will then refund the greater of all premiums paid into the Contract or the contract value as of the date the Contract is returned. For contracts issued in Pennsylvania, we'll refund the contract value as of the date the Contract is returned.

PREMIUMS

       MINIMUM AND MAXIMUM PREMIUMS

Initial premium payments must be $5,000 or more on a nonqualified Contract or tax sheltered annuity Contract and $2,000 or more on an IRA Contract. Subsequent premium payments generally must be $100 or more. You can make them at any time before the annuity date. Transfer amounts from tax-sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity. We may waive the $100 minimum for premiums paid under qualified Contracts held in Retirement Plan Operations accounts of MLPF&S where you're transferring the complete cash balance of such account into a Contract. Maximum annual contributions to qualified Contracts are limited by federal law. We reserve the right to reject subsequent premium payments, if required by law.

       HOW TO MAKE PAYMENTS

You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account. Under an automatic investment feature, you can make systematic premium payments on a monthly, quarterly, semi-annual or annual basis from a MLPF&S brokerage account. Contact your Financial Advisor for additional information. You may cancel the automatic investment feature at any time.

       PREMIUM INVESTMENTS

For the first 14 days following the date of issue, we'll hold all premiums directed into Account A in the Domestic Money Market Subaccount. After the 14 days, we'll reallocate the account value to the Account A subaccounts you selected. (In Pennsylvania, we'll invest all premiums as of the date of issue in the subaccounts you selected.) We'll place premiums directed into Account B in the Reserve Assets Subaccount on the issue date. We'll place subsequent premiums allocated to Account B in the Reserve Assets Subaccount as of the end of the valuation period in which our Service Center receives them.

Currently, you may allocate your premium among 18 of 25 subaccounts (24 available through Account A and one available through Account B). Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Core Bond Focus Subaccount, 58% allocated to the High Current Income Subaccount, and 30% allocated to the Large Cap Core Focus Subaccount. However, you may not allocate 33 1/3% to the Core Bond Focus Subaccount and 66 2/3% to the High Current Income Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

ACCUMULATION UNITS

Each subaccount has a distinct value, called the accumulation unit value. The accumulation unit value for a subaccount varies daily with the performance and expenses of the corresponding fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

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

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

We calculate an accumulation unit value for each subaccount at the close of business on each day that the New York Stock Exchange is open. Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your contract), at the unit value next calculated after our Service Center receives notice of the transaction. For premium payments and transfers into a subaccount, units are purchased. For payment of Contract proceeds (i.e., partial withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deduction for the contract maintenance charge, any sales charge, any Estate Enhancer charge, any transfer charge, and any premium taxes due, units are redeemed.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

We determine the number of units by dividing the dollar value of the amount of the purchase or redemption allocated to the subaccount by the value of one accumulation unit for that subaccount for the valuation period in which the transfer is made. The number of accumulation units in each subaccount credited to a Contract will therefore increase or decrease as these transactions are made. The number of subaccount accumulation units credited to a Contract will not change as a result of investment experience or the deduction of mortality and expense risk and administration charges. Instead, these charges and investment experience are reflected in the accumulation unit value.

When we first established each subaccount, we arbitrarily set the value of an accumulation unit at $10. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. A valuation period is the time period from one determination of the net asset value of a subaccount to the next, measured from the time each day the Funds are valued. The Funds are valued at the close of business on each day the New York Stock Exchange is open. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. For any subaccount, we determine the net investment factor by dividing the value of the assets of the subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the valuation period equivalent of the annual administration and mortality and expense risk charges. The net investment factor takes into account the reinvestment of dividends and capital gains. We may adjust the net investment factor to make provisions for any change in law that requires us to pay tax on capital gains in the Accounts or for any assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges".)

               ADDITIONAL PROVISIONS APPLICABLE TO ALL CONTRACTS

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies before the annuity date, and the annuitant is not a contract owner, the owner may designate a new annuitant. If a new annuitant is not designated, the contract owner will become the annuitant unless any owner is not a natural person. If any contract owner is not a natural person, no new annuitant may be named and the death benefit will be paid to the beneficiary.

TRANSFERS

       TRANSFERS WITHIN ACCOUNT A

Before the annuity date, you may transfer all or part of your Account A value among the Account A subaccounts up to six times per contract year without charge. You can make additional transfers among Account A subaccounts, but we may charge you $25 for each extra transfer. We will deduct the transfer charge pro rata from among the subaccounts you're transferring from. We reserve the right to change the number of additional transfers permitted each contract year.

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of Account A value. You must transfer at least $100 or the total value of a subaccount, if less. Transfers specified as percentages are also subject to a $100 minimum with allocations in whole numbers. For example, 10% or 30% of $1,000 Account A value in the Core Bond Focus Subaccount may be transferred to the High Current Income Subaccount, but 10.5% may not. Also, 20% of $600 ($120) Account A value in the Core Bond Focus Subaccount may be transferred to the High Current Income Subaccount, but 10% of $600 ($60) may not.

You may request transfers in writing or by telephone, once we get proper telephone transfer authorization. Transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate, once we receive proper authorization. Transfers will take effect as of the end of the valuation period on the date the Service Center receives the request. We will consider telephone transfer requests received after 4:00 p.m. (ET) to be received the following business day.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

DOLLAR COST AVERAGING

       WHAT IS IT?

The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to reallocate money at monthly intervals from the Account A Domestic Money Market Subaccount to any of the remaining Account A subaccounts. The DCA feature is intended to reduce the effect of short term price fluctuations on investment cost. Since the same dollar amount is transferred to selected subaccounts each month, more accumulation units are purchased in a subaccount when their value is low and fewer accumulation units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy accumulation units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

You can choose the DCA feature any time before the annuity date. Once you start using it, you must continue it for at least three months. Once you reach the annuity date, you may no longer use Dollar Cost Averaging.

If you participate in the RPA program, you can't use DCA.

       MINIMUM AMOUNTS

To elect DCA, you need to have a minimum amount of money in the Domestic Money Market subaccount. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. Amounts of $100 or more must be allotted for transfer each month in the DCA feature. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. We reserve the right to change these minimums. Should the amount in your Domestic Money Market Subaccount drop below the selected monthly transfer amount, we'll notify you that you need to put more money in to continue DCA.

       WHEN DO WE MAKE DCA TRANSFERS?

You select the date for DCA transfers. After we receive your request at our Service Center, we will make the first DCA transfer on the selected date of the following month. We'll make subsequent DCA transfers on the same day of each succeeding month. We don't charge for DCA transfers. These transfers are in addition to the six annual transfers permitted under the Contract.

MERRILL LYNCH RETIREMENT PLUS ADVISOR(SM)

If you qualify, you may participate in the Merrill Lynch Retirement Plus Advisor(SM) ("RPA") program. Through RPA, an investment program developed by MLPF&S, premiums and Account A money are allocated and transferred periodically among the subaccounts of Account A based on your investment profile. MLPF&S is a registered investment adviser under the Investment Advisers Act of 1940.

Before you can participate, you must complete a profiling questionnaire and client agreement for each contract with which you're using the RPA program.

If you participate in the RPA program, you can't use DCA. In addition, MLPF&S may ask you to give up the RPA program if you request a transfer while the RPA program is in effect; such transfers may be inconsistent with investment strategies being implemented through the RPA program.

       FEES AND CHARGES FOR RPA

MLPF&S charges a fee for the RPA program. MLPF&S deducts this fee directly from your brokerage account. The fee is not deducted from your contract value or imposed on the Accounts. We don't charge for RPA program transfers of Account A money.

If you wish to participate in the RPA program, consult with your Financial Advisor for additional information regarding the availability of the program and specific eligibility requirements.

Participation in the program does not guarantee that you will attain your investment goals. In addition, the program does not guarantee investment gains, or protect against investment losses.

TRANSFERS FROM ACCOUNT A TO ACCOUNT B

Once each contract year, you may transfer from Account A to Account B an amount equal to any gain in account value and/or any premium not subject to sales charge, determined as of the date we receive the request. Once each contract year, you may transfer from Account A to Account B all or a portion of the greater of that amount, or 10% of premiums still subject to a sales charge determined as of the date we receive the request (minus any of that premium already withdrawn or transferred). Additionally, periodic transfers of all or a portion of the greater amount, determined at the time of each periodic transfer, are permitted, on a monthly, quarterly, semi-annual or annual basis. You may cancel periodic transfers at any time. Once canceled, they cannot be activated again until the next contract year. You cannot make automatic transfers from Account A to Account B and systematic withdrawals from Account A in the same contract year.

Generally, we will deduct the amount transferred on a pro rata basis from among the Account A subaccounts you specify, based on your proportional interest in each of these subaccounts to the Account A value, unless you request otherwise. However, if you want the amount transferred on a monthly, quarterly, semi-annual or annual basis, it must be deducted on a pro rata basis. There is no charge imposed on the transfer of this amount. No transfers are permitted from Account B to Account A.

WITHDRAWALS AND SURRENDERS

       WHEN AND HOW WITHDRAWALS ARE MADE

Before the annuity date, you may withdraw money from the Contract up to six times per contract year. Withdrawals are subject to tax and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes".)

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

       LUMP SUM WITHDRAWALS

We don't impose a sales charge on the first six lump-sum withdrawals in any contract year out of Account A to the extent that they do not exceed the "free withdrawal amount" determined as of the date of withdrawal request. The "free withdrawal amount" equals the greater of (a) or (b), where:

       (a) = 10% of total premiums paid into Account A that are subject to a contingent deferred sales charge; and
       (b) = your gain in Account A plus premiums allocated to Account A that are not subject to a contingent deferred sales charge.

Any amount previously withdrawn from Account A during that contract year plus any amount previously transferred from Account A to Account B during that contract year will be taken in account in determining the "free withdrawal amount" available as of the date of the withdrawal request. We will make these withdrawals as if gain is withdrawn first, followed by premium on a first-in, first-out ("FIFO") basis. The contract value remaining after any withdrawal must be at least $2,000. Each withdrawal counts as one of the six withdrawals permitted from the Contract each contract year.

Unless you direct us otherwise, withdrawals will be taken from subaccounts in the same proportion as the subaccounts of the Account from which the withdrawal is made bear to your Account A value. You may withdraw money by telephone once you've submitted a proper telephone authorization form to our Service Center, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account. You may make a withdrawal request in writing to our Service Center. We will consider telephone withdrawal requests received after 4:00 p.m. (ET) to be received the following business day.

We don't impose sales charges on any withdrawals from Account B. Lump-sum withdrawals from Account B count toward the 6 withdrawals permitted each contract year. In addition, where permitted by state regulation we don't impose a sales charge on withdrawals from Account A on a Contract purchased by our employees or employees of our affiliates or purchased by the employee's spouse or dependents.

       SYSTEMATIC WITHDRAWALS FROM ACCOUNT A

You may make systematic withdrawals from Account A on a monthly, quarterly, semi-annual, or annual basis. We currently limit the total amount of these withdrawals in any contract year to an amount no greater than 10% of the total premiums paid into Account A that are subject to a contingent deferred sales charge, plus 100% of total premiums paid into Account A that are no longer subject to a contingent deferred sales charge, less any prior amount withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

We reserve the right to change the limitation on the total amount available through systematic withdrawals in a contract year at any time. However, you will always be permitted to make systematic withdrawals in a contract year of an amount at least equal to 10% of the total premiums paid into Account A, less any prior amounts withdrawn from Account A during that contract year, less any prior amount transferred from Account A to Account B during that contract year.

Systematic withdrawals allow you to access your "free withdrawal amount" and are in addition to the six lump sum withdrawals from Account A and the one lump sum transfer to Account B allowed each contract year to access that amount. You cannot make systematic withdrawals from Account A and automatic transfers from Account A to Account B in the same contract year.

We will not impose a contingent deferred sales charge on systematic withdrawals except to the extent that, when added to prior lump sum withdrawals from Account A and prior lump sum transfers to Account B in the same contract year, the systematic withdrawals exceed the "free withdrawal amount" described under "Lump Sum Withdrawals" above.

You can stop systematic withdrawals at any time upon notice to us. Once withdrawals are stopped, you cannot begin them again before the next contract year. Amounts available for withdrawal cannot be carried over to subsequent contract years.

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

       AUTOMATIC WITHDRAWALS FROM ACCOUNT B

You may make automatic withdrawals from Account B on a monthly, quarterly, semi-annual, or annual basis. You may activate or cancel the automatic withdrawal program once each contract year. Once canceled, you can't activate the program again until the next contract year. You may increase or decrease withdrawals at any time by contacting our Service Center. These automatic withdrawals are in addition to the six withdrawals permitted each contract year under the Contract.

       MINIMUM AMOUNTS

The minimum amount that may be withdrawn is $100. At least $2,000 must remain in the Contract after you make a withdrawal. We reserve the right to change these minimums.

       SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal. The Contract must be delivered to our Service Center. We will pay you an amount equal to the contract value as of the end of the valuation period when we process the surrender, minus any applicable sales charge, minus any applicable contract maintenance charge, and minus any applicable charge for premium taxes or the Estate Enhancer benefit. (See "Charges and Deductions".) Surrenders are subject to tax and, prior to age 59 1/2, may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes".)

PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may delay any payment, or delay processing any annuity payment or transfer request if:

       (a) the New York Stock Exchange is closed, other than for a customary weekend or holiday;
       (b) trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;
       (c) the Securities and Exchange Commission declares that an emergency exists making it difficult to dispose of securities held in the Accounts or to determine their value;
       (d) the Securities and Exchange Commission by order so permits for the protection of security holders; or
       (e) payment is derived from a check used to make a premium payment which has not cleared through the banking system.

CONTRACT CHANGES

Requests to change the owner, beneficiary, annuitant, or annuity date of a Contract will take effect as of the date you sign such a request, unless we have already acted in reliance on the prior status. Such changes may have tax consequences. (See "Federal Income Taxes". See also "Ownership of the Contract".)

DEATH BENEFIT

       GENERAL

Regardless of investment experience, the Contract provides a guaranteed minimum death benefit if a contract owner dies before the annuity date. You may also elect the Estate Enhancer benefit, which provides a benefit at the death of the owner that may be used to defray some or all of the expenses attributable to death benefit proceeds under the Contract. Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes--Taxation of Death Benefit Proceeds".) Death benefit proceeds are not payable on the death of an annuitant unless you are a non-natural person. (See "Death of Annuitant Prior to Annuity Date".)

If the age of an owner or the annuitant, if the owner is a non-natural person, is misstated, any death benefit will be adjusted to reflect the correct age. Unless you irrevocably designated a beneficiary, you may change the beneficiary at any time before the annuity date.

We will pay the death benefit in a lump sum unless the beneficiary chooses an annuity payment option available under the Contract. (See "Annuity Options".) However, if you die before the annuity date, federal tax law generally requires us to distribute the entire contract value within five years of the date of death. Special rules may apply to a surviving spouse. (See "Federal Income Taxes".)

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

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum.

       SPOUSAL CONTINUATION

If your beneficiary is your surviving spouse, your spouse may elect to continue the Contract. Your spouse becomes the contract owner and the beneficiary until your spouse names a new beneficiary. We will compare the contract value to the death benefit which would have been paid to the surviving spouse. If the death benefit which would have been paid to the surviving spouse is greater than the contract value as of the date we would have determined the death benefit, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. The increase will be applied to each subaccount that is available to allocations of premiums and transfers based on the ratio of your contract value in each subaccount to your contract value.

       DEATH BENEFIT OPTIONS

In all states except Washington, the current death benefit is the 5% Rising Floor with 7th Anniversary Step-Up. The 5% Rising Floor with 7th Anniversary Step-Up is different in Florida and Vermont than in other states. After we receive approval for a new death benefit option in your state, two death benefit options will be available at issue -- the 5% Rising Floor with 7th Anniversary Step-Up and the Maximum Anniversary Value.

Once we receive approval in your state, the 5% Rising Floor with 7th Anniversary Step-Up, for new issues, will include an opportunity for an additional step-up at attained age 80.

In Washington, the current death benefit is the 5% Rising Floor. After we receive state approval, the only death benefit available will be the Maximum Anniversary Value.

We describe each of the death benefits currently offered in more detail below. Additional state variations not noted herein may affect these death benefit options in your state. Consult the actual contract and endorsement forms for your state for additional information.

EXISTING CONTRACT OWNERS PLEASE NOTE: If your Contract was issued before May 1, 2001, the death benefit applicable to your Contract may vary from the descriptions below. Once we receive necessary state approval, we will offer you a one-time opportunity to change your existing death benefit to the Maximum Anniversary Value death benefit described in APPENDIX A on your contract anniversary following the offering, as long as you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under attained age 80 on that contract anniversary. If you do not elect to change your death benefit to the Maximum Anniversary Value, once we receive necessary state approval, the 5% Rising Floor with 7th Anniversary Step-Up will include the "attained age 80 anniversary value". This enhancement will not be provided if you are over attained age 80 or your death benefit has been "capped".

If your Contract was issued before May 1, 2001 on Contract Form No. ML-VA-001, which was in use prior to June 1, 1995, or after that date but before we made Contract Form ML-VA-002 available in your state, see APPENDIX B for a description of the death benefit that currently applies to your Contract.

If your Contract was issued before May 1, 2001 on Contract Form No. ML-VA-002, which is currently in use in all states except Florida and Vermont, and has been in use since the date that we obtained approval for Contract Form ML-VA-002 in your state, see APPENDIX C for a description of the death benefit that currently applies to your Contract.

If your Contract was issued in Washington before May 1, 2001, see APPENDIX D for a description of the death benefit that currently applies to your Contract.

If you would like assistance in determining which death benefit description applies to your Contract, please contact the Service Center at (800) 535-5549.

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

CALCULATION OF THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP

       The following discussion applies for issue ages under 80. If your issue age is 80 or over, see "Death Benefit for Issue Ages 80 and Over".

       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less "adjusted transfers" to Account B and "adjusted withdrawals" from Account A with interest at 5% annually. (In Florida and Vermont, we use the actual amounts transferred and withdrawn, without adjustment, in this calculation.)
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,
          (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
          (ii) we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

      We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach age 80, or the date of your death.

       (c) Subject to availability in your state, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one. Currently, we do not adjust withdrawals and transfers.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;
       (2) The last day of the contract year in which the contract owner attains age 80;
       (3) The date of death of the contract owner.

For Florida and Vermont, interest in (a) above ("premiums compounded at 5%") accrues until the last day of the 20th contract year.

FOR AN EXAMPLE OF THE CALCULATION OF THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP DEATH BENEFIT, SEE APPENDIX E.

CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

This death benefit option is not available if the issue age of the oldest owner is 80 or over.

       (a) We determine the premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B.

       (b) We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,
          (i) we calculate an anniversary value for each contract anniversary through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural person) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
          (ii) we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value.
       (c) We compare the results in (a) and (b), and pick the higher value. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (d) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

-the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by

-an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum
 Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal.

We will calculate the Maximum Anniversary Value based on your issue age (or the issue age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the contract date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is attained age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.

FOR AN EXAMPLE OF THE CALCULATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE APPENDIX F.

CALCULATION OF THE 5% RISING FLOOR DEATH BENEFIT

       (a)We credit 5% assumed annual interest on premiums you pay into Account
          A.

       (b)We credit 5% assumed annual interest on any transfers to Account B and any withdrawals from Account A.

       (c)We subtract (b) from (a). This amount is referred to as the Guaranteed Minimum Death Benefit.

       (d)We add the value of Account B to the amount in (c).

       (e)We compare the result in (d) to your contract value. The higher amount is the death benefit.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the Rising Floor Death Benefit. Interest accrues until the earliest of:

       (1)The last day of the 20th contract year;

       (2)The last day of the contract year in which you attain age 80;

       (3)The date of your death.

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

DEATH BENEFIT FOR ISSUE AGES 80 AND OVER

       (a)We determine the premiums paid into Account A less "adjusted withdrawals" from Account A and "adjusted transfers" to Account B. This amount is referred to as the Guaranteed Minimum Death Benefit.

       (b)We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

In Florida and Vermont, your death benefit is the 5% Rising Floor described above except that interest accrues until the last day of the 20th contract year.

       ESTATE ENHANCER BENEFIT

Once we receive necessary state approval, you may also elect the Estate Enhancer benefit for an additional annual charge. The Estate Enhancer benefit provides coverage in addition to that at issue provided by your death benefit. The Estate Enhancer benefit is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The Estate Enhancer benefit, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the Estate Enhancer benefit if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the issue date. Currently, the Estate Enhancer benefit cannot be elected on qualified Contracts. Once you elect the Estate Enhancer benefit, you cannot cancel it. The Estate Enhancer benefit, however, will terminate if you annuitize or surrender the Contract, or if the Contract otherwise terminates. THE AMOUNT OF ESTATE ENHANCER BENEFIT DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ESTATE ENHANCER BENEFIT. IT IS POSSIBLE THAT THE ESTATE ENHANCER BENEFIT MAY NOT HAVE ANY VALUE.

The percentage used to determine the benefit depends on your age (or the age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the issue date (effective date of benefit). If you are age 69 or under on the effective date, your benefit is equal to 45% of the Estate Enhancer gain, but in no event will it exceed 45% of net premiums (excluding any premiums paid within one year prior to the death of any owner, or the annuitant, if the owner is a non-natural person and any premiums paid between the date of death and the date we receive notification of death). Estate Enhancer gain is the contract value on the date we calculate the death benefit minus net premiums since the effective date. Net premiums equal the premiums paid since the effective date less the portion of each withdrawal considered to be premium. Withdrawals reduce Estate Enhancer gain first and only withdrawals in excess of Estate Enhancer gain reduce net premiums. If you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 70 or over on the issue date, the percentages are reduced from 45% to 30% in the calculation above.

As described under "Spousal Continuation", if a surviving spouse continues the Contract, the contract value will be increased to the amount that would have been paid as a death benefit, including any Estate Enhancer benefit. If the surviving spouse is younger than age 76 on the date he or she elects to continue the Contract, the Estate Enhancer benefit will also be continued. We will use the date the surviving spouse elects to continue the Contract as the effective date, and the percentages used in the calculations above will be based on the surviving spouse's attained age on the effective date. Estate Enhancer gain and net premiums are calculated from the new effective date and the contract value on the effective date is considered a premium for purpose of these calculations. If the surviving spouse is age 76 or older on the date he or she elects to continue the Contract, the Estate Enhancer benefit will terminate.

You may change the owner of the Contract to your spouse without terminating the Estate Enhancer benefit provided that your spouse was younger than age 76 on the effective date. After such a change in owner, the amount of the Estate Enhancer benefit will be based on the age of your spouse, if older. We reserve the right to terminate the Estate Enhancer benefit if there is any other change of owner.

Once we receive approval in your state, we will offer existing contract owners the opportunity to add the Estate Enhancer benefit as of the contract anniversary following the offering (effective date of benefit), provided if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are under attained age 76 or younger. The above description of the Estate Enhancer benefit applies, except that all periods will be measured from the date the Estate Enhancer benefit is added to the Contract, as opposed to the contract issue date and the contract value on that date will be considered a premium for purposes of the above calculations.

FOR AN EXAMPLE OF THE CALCULATION OF THE ESTATE ENHANCER BENEFIT, SEE APPENDIX
G.

ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. When you first buy the Contract, the annuity date for non-qualified Contracts is the annuitant's 90th birthday. The annuity date for IRA Contracts or Tax Sheltered Annuity Contracts is when the owner/annuitant reaches age 70 1/2. However, you may specify an earlier annuity date. Contract owners may select from a variety of fixed annuity payment options, as outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option when the contract owner reaches age 90, (age 70 1/2 for an IRA Contract). You may change the annuity option before the annuity date. We reserve the right to limit annuity options available to qualified contract owners to comply with the Internal Revenue Code or regulations under it.

In Florida and Vermont, and for contracts issued on Contract Form ML-VA-001, if the contract owner is a non-natural person, the annuitant must be less than 85 years old and the annuity date may not be later than the annuitant's 85th birthday.

We determine the dollar amount of annuity payments by applying your contract value on the annuity date less any applicable premium tax to our then current annuity purchase rate. Purchase rates show the amount of periodic payment that a $1000 value buys. These rates are based on the annuitant's age and sex at the time payments begin. The rates will never be less than those shown in the Contract.

If the age and/or sex of the annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payments with 6% annual interest charges. Likewise, if we underpaid any amount as the result of a misstatement, we correct it with the next payment made with 6% annual interest credited.

If the contract value on the annuity date after the deduction of any applicable premium taxes is less than $5,000, we may cash out your Contract in a lump sum. If any annuity payment would be less than $20 (or a different minimum amount, if required by state law), we may change the frequency of payments so that all payments will be at least $20 (or the minimum amount required by state law). Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

ANNUITY OPTIONS

We currently provide the following fixed annuity payment options. After the annuity date, your contract value does not vary with the performance of the Accounts. We may in the future offer more options. Once you begin to receive annuity payments, you cannot change the annuity option, payment amount, or the payment period. Under certain circumstances, several options provide the ability to take the present value of future guaranteed payments in a lump sum.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

       PAYMENTS OF A FIXED AMOUNT

We will make equal payments in an amount you choose until the sum of all payments equals the contract value applied, increased for interest credited. The amount you choose must provide at least five years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       PAYMENTS FOR A FIXED PERIOD

We will make equal payments for a period you select of at least five years. These payments don't depend on the annuitant's life. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       *LIFE ANNUITY

We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant's death.

       LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for either 10 or 20 years as you selected. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       LIFE ANNUITY WITH GUARANTEED RETURN OF CONTRACT VALUE

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the contract value applied. If the annuitant dies before the end of the period, you may elect to receive the present value of the remaining guaranteed payments in a lump sum. If the contract owner dies while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

       *JOINT AND SURVIVOR LIFE ANNUITY

We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

       INDIVIDUAL RETIREMENT ACCOUNT ANNUITY

This annuity option is available only to IRA contract owners. Payments will be made annually based on either (a) the life expectancy of the owner/ annuitant;
(b) the joint life expectancy of the owner/annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the owner/annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. If the measuring life or lives dies before the remaining value has been distributed, we will pay that value to you in a lump sum.

*GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in states that have adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based annuity purchase rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex annuity purchase rates.

                              FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If your annuity is independent of any formal retirement or pension plan, it is termed a nonqualified contract. If you invest in a variable annuity as part of an individual retirement annuity or tax sheltered annuity, your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACT

       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The separate account intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

       OWNER CONTROL

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their Contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer

---------------

*These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

contract accumulation values, have not been explicitly addressed in IRS published rulings. While we believe that the Contracts do not give owners investment control over Variable Account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

       REQUIRED DISTRIBUTIONS

To qualify as an annuity contract under Section 72(s) of the IRC, a non-qualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

The contract is designed to comply with Section 72(s). We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements.

Other rules regarding required distributions apply to qualified Contracts.

TAXATION OF ANNUITIES

       IN GENERAL

IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the accumulation or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the accumulation usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the accumulation over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor.

The following discussion applies generally to Contracts owned by a natural person:

       PARTIAL WITHDRAWALS AND SURRENDERS

When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Other rules apply to Individual Retirement Annuities and tax sheltered annuities.

If you withdraw your entire contract value, you will be taxed only on the part that exceeds your investment in the Contract.

       ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

       TAXATION OF DEATH BENEFIT PROCEEDS

Amounts, including any Estate Enhancer benefit, may be paid from a Contract because an owner or annuitant (if owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments. Because the Estate Enhancer benefit is treated as a death benefit, we believe that for federal tax purposes, the Estate Enhancer benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Estate Enhancer benefit should not be treated as a distribution received by the Contract owner. However, it is possible that the IRS may take a position that some or all of the charge for the Estate Enhancer benefit should be deemed a taxable distribution to you. Although we do not believe that the fees associated with the Estate Enhancer benefit should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting this optional benefit under the Contract.

PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

       (1) on or after you reach age 59 1/2;
       (2) after you die (or after the annuitant dies, if the owner isn't an individual);
       (3) after you become disabled; or
       (4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. Also, additional exceptions apply to distributions from an Individual Retirement Annuity or Tax Sheltered Annuity. You should consult a tax adviser with regard to exceptions from the penalty tax.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, except for certain distributions from Tax Sheltered Annuities, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

All non-qualified deferred annuity Contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity Contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Account for any federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

INDIVIDUAL RETIREMENT ANNUITIES

       TRADITIONAL IRAS

Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." This Contract is available for purchase through an established IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. An individual may make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income to an IRA. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

       ROTH IRAS

A Contract is available for purchase by an individual who has separately established a Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

       OTHER TAX ISSUES FOR IRAS AND ROTH IRAS

Distributions from an IRA or Roth IRA generally are subject to withholding for the participant's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions. The IRS has not reviewed the Contract for qualification as an IRA or Roth IRA, and has not addressed in a ruling of general applicability whether death benefit provisions such as the enhanced death benefit provisions, including the Estate Enhancer benefit provision, in the Contract comports with IRA and Roth IRA qualification requirements. The Internal Revenue Service may take the position that the Estate Enhancer benefit adversely affects the qualification of the policy as an IRA or Roth IRA. Disqualification of the policy as an IRA or Roth IRA could result in the immediate taxation of amounts held in the policy and the imposition of penalty taxes.

TAX SHELTERED ANNUITIES

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law, under a Contract. Other premium payments, including premium payments subject to IRC
Section 402(g), will not be accepted. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Distributions from a tax sheltered annuity are generally subject to a mandatory 20% federal income tax withholding. The Contract includes an enhanced death benefit, including the Estate Enhancer benefit, that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Contract in connection with such plans should consult their tax advisors.

                               OTHER INFORMATION

VOTING RIGHTS

We own all Fund shares and Trust Units held in the Accounts. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

       (1) the election of a Fund's Board of Directors;
       (2) ratification of a Fund's independent accountant;
       (3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
       (4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
       (5) any other matter requiring a vote of the Fund's shareholders.

REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each Fund, the value of each accumulation unit, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

SELLING THE CONTRACT

MLPF&S is the principal underwriter of the Contract. Its principal business address is World Financial Center, 250 Vesey Street, New York, New York 10080. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc..

Registered representatives (Financial Advisors) of MLPF&S sell the Contract. These Financial Advisors are registered with the NASD, licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. Through a distribution agreement we have with MLPF&S and companion sales agreements we have with the Merrill Lynch Life Agencies, Merrill Lynch Life Agencies and/or MLPF&S compensate the Financial Advisors. The maximum commission paid to a Financial Advisor is 2.3% of each premium allocated to Account A. In addition, on the annuity date, the Financial Advisor will receive compensation of up to 1.5% of contract value not subject to a sales charge. Financial Advisors may also be paid additional annual compensation of up to 0.51% of contract value. Reduced compensation is paid on Contracts purchased by our employees or their spouses or dependents.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to Financial Advisors is 5.0% of each premium allocated to Account A and up to 0.70% of contract value. MLPF&S may arrange for sales of the Contract by other broker-dealers. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Advisors; however, commissions paid to registered representatives of these broker-dealers will not exceed those described above. Selling firms may retain a portion of commissions. We pay commissions through the registered broker-dealer, and may pay additional compensation to the broker-dealer and/or reimburse it for a portion of expenses relating to sales of the Contract. The registered representative may receive a portion of the expense reimbursement allowance paid to the broker-dealer.

Registered representatives of MLPF&S are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that MLPF&S offers, such as conferences, trips, and awards. Other payments may be made for services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production or promotional literature, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the contract owners or the Variable Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

LEGAL PROCEEDINGS

There are no legal proceedings involving the Accounts. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets.

EXPERTS

Deloitte & Touche LLP, independent auditors, have audited our financial statements as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000. They've also audited financial statements of the Accounts as of December 31, 2000 and for the periods presented in the Statement of Additional Information. We include these financial statements in reliance upon the reports of Deloitte & Touche LLP given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1420.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                            ACCUMULATION UNIT VALUES
                       (CONDENSED FINANCIAL INFORMATION)

                                                                               SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------

                                                                           AMERICAN BALANCED*
                                      ---------------------------------------------------------------------------------------------
                                         1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95
                                           TO              TO              TO              TO              TO              TO
                                        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period........         $20.09          $18.73          $16.72          $14.47          $13.37          $11.21
(2)  Accumulation unit value at end
         of period..................         $19.49          $20.09          $18.73          $16.72          $14.47          $13.37
(3)  Number of accumulation units
         out- standing at end of
         period.....................    5,917,008.4     7,254,197.1     8,811,560.6    10,336,623.9   12,953,901.30    13,988,384.1

                                  SUBACCOUNTS
        ----------------------------------------------------------------
                                             BALANCED
        AMERICAN BALANCED*                 CAPITAL FOCUS
        ----------------   ---------------------------------------------
              1/1/94          1/1/00          1/1/99          1/1/98
                TO              TO              TO              TO
             12/31/94        12/31/00        12/31/99        12/31/98
           -------------   -------------   -------------   -------------
(1)
                  $11.86          $10.30           $9.68             ***
(2)
                  $11.21          $10.82          $10.30           $9.68
(3)
            12,253,488.1     3,063,065.5     2,998,678.0     1,724,252.1

                                                                            BASIC VALUE FOCUS
                                      ---------------------------------------------------------------------------------------------
                                         1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95
                                           TO              TO              TO              TO              TO              TO
                                        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period........         $24.86          $20.81          $19.27          $16.19          $13.60          $10.98
(2)  Accumulation unit value at end
         of period..................         $27.63          $24.86          $20.81          $19.27          $16.19          $13.60
(3)  Number of accumulation units
         out- standing at end of
         period.....................   32,033,529.3    32,438,211.6    28,219,085.9    27,721,815.8   28,054,066.00    20,468,571.0

        BASIC VALUE FOCUS
        ---------------
             1/1/94
               TO
            12/31/94
          -------------
(1)
                 $10.88
(2)
                 $10.98
(3)
           13,875,148.9

                                                   CORE BOND FOCUS*
     -------------------------------------------------------------------------------------------------------------
        1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95          1/1/94
          TO              TO              TO              TO              TO              TO              TO
       12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95        12/31/94
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $14.72          $15.28          $14.36          $13.40          $13.29          $11.21          $11.94
(2)
            $15.98          $14.72          $15.28          $14.36          $13.40          $13.29          $11.21
(3)
      28,210,223.4    32,859,390.2    34,324,782.1    32,188,775.1   34,996,244.10    31,553,814.4    29,135,349.6

                                                                           DEVELOPING CAPITAL
                                                                              MARKETS FOCUS
                                      ---------------------------------------------------------------------------------------------
                                         1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95
                                           TO              TO              TO              TO              TO              TO
                                        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period........         $10.48           $6.42           $9.21           $9.99           $9.16           $9.38
(2)  Accumulation unit value at end
         of period..................          $7.37          $10.48           $6.42           $9.21           $9.99           $9.16
(3)  Number of accumulation units
         out- standing at end of
         period.....................    4,530,719.1     8,168,100.8     8,301,183.8    12,981,977.3    7,960,705.20     4,912,543.0

        DEVELOPING CAPITAL
         MARKETS FOCUS
        ----------------
             5/16/94*
                TO
             12/31/94
           -------------
(1)
                  $10.00
(2)
                   $9.38
(3)
             2,702,530.7


                                                 DOMESTIC MONEY MARKET
     -------------------------------------------------------------------------------------------------------------
        1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95          1/1/94
          TO              TO              TO              TO              TO              TO              TO
       12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95        12/31/94
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $12.82          $12.39          $11.94          $11.50          $11.09          $10.64          $10.37
(2)
            $13.41          $12.82          $12.39          $11.94          $11.50          $11.09          $10.64
(3)
      25,465,430.4    33,181,894.2    30,449,124.5    24,720,327.5   22,091,953.20    25,642,773.0    32,396,626.5

                                                                                                          FOCUS         GLOBAL
                                                                                                         TWENTY        ALLOCATION
                                                           FLEXIBLE STRATEGY*                          SELECT FUND       FOCUS*
                                      -------------------------------------------------------------   -------------   -------------
                                         1/1/97          1/1/96          1/1/95          1/1/94          1/1/00          1/1/00
                                           TO              TO              TO              TO              TO              TO
                                        12/31/97        12/31/96        12/31/95        12/31/94        12/31/00        12/31/00
                                      -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period........              *          $13.00          $11.22          $11.87              **          $20.38
(2)  Accumulation unit value at end
         of period..................              *               *          $13.00          $11.22           $7.47          $18.18
(3)  Number of accumulation units
         out- standing at end of
         period.....................            0.0            0.00    19,761,710.2    18,841,816.9     7,843,546.7    26,893,300.8


                                     GLOBAL ALLOCATION FOCUS*
     ---------------------------------------------------------------------------------------------
        1/1/99          1/1/98          1/1/97          1/1/96          1/1/95          1/1/94
          TO              TO              TO              TO              TO              TO
       12/31/99        12/31/98        12/31/97        12/31/96        12/31/95        12/31/94
     -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $17.02          $15.85          $14.35          $12.85          $11.78          $12.12
(2)
            $20.38          $17.02          $15.85          $14.35          $12.85          $11.78
(3)
      31,675,601.7    40,349,522.0    48,987,486.9   54,187,786.60    39,315,443.7    40,759,049.2

----------

  * Effective May 1, 2001, the Quality Equity Fund changed its name to the Large Cap Core Focus Fund, the Global Strategy
     Focus Fund changed its name to the Global Allocation Focus
     Fund, the Prime Bond Fund changed its name to the Core Bond
     Focus Fund, the Mercury VI U.S. Large Cap Fund changed its name to the Large Cap Growth Focus Fund, and the Hotchkis and Wiley International VIP Portfolio changed its name to the Mercury HW International Value VIP Portfolio. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the International Equity Focus
     Fund was merged with and into the Mercury HW International
     Value VIP Portfolio. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund and the International Bond Fund was merged with and into the former
     World Income Focus Fund, which was renamed the Global Bond
     Focus Fund and its investment objective was changed.
 ** Available for allocations of premiums or contract value effective following the close of business on July 10, 2000.
     Accumulation unit value was $10.00 on July 10, 2000.
*** Available for allocations of premiums or contract value effective following the close of business on June 5, 1998.

                                                                           GLOBAL BOND FOCUS*
                                      ---------------------------------------------------------------------------------------------
                                         1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95
                                           TO              TO              TO              TO              TO              TO
                                        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period........         $12.35          $13.63          $12.27          $12.20          $11.45           $9.94
(2)  Accumulation unit value at end
         of period..................         $12.23          $12.35          $13.63          $12.27          $12.20          $11.45
(3)  Number of accumulation units
         out- standing at end of
         period.....................    2,519,404.0     3,371,794.8     4,521,788.3     5,666,135.2    7,186,613.40     6,621,174.7

        GLOBAL BOND FOCUS*              GLOBAL GROWTH FOCUS
        ----------------   ---------------------------------------------
              1/1/94          1/1/00          1/1/99          1/1/98
                TO              TO              TO              TO
             12/31/94        12/31/00        12/31/99        12/31/98
           -------------   -------------   -------------   -------------
(1)
                  $10.52          $14.69          $10.74             ***
(2)
                   $9.94          $12.32          $14.69          $10.74
(3)
             6,989,051.9    19,603,914.4    11,158,593.7     1,298,842.5


(1)
(2)
(3)

                                                                             GOVERNMENT BOND
                                      ---------------------------------------------------------------------------------------------
                                         1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95
                                           TO              TO              TO              TO              TO              TO
                                        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period........         $12.95          $13.36          $12.45          $11.59          $11.42          $10.08
(2)  Accumulation unit value at end
         of period..................         $14.24          $12.95          $13.36          $12.45          $11.59          $11.42
(3)  Number of accumulation units
         out- standing at end of
         period.....................   21,134,395.4    26,086,856.7    24,286,677.2    13,405,996.1    7,173,354.60     3,417,936.4

       GOVERNMENT BOND                                               HIGH CURRENT INCOME
       --------------
          5/16/94**
             TO
          12/31/94
        -------------
(1)
               $10.00
(2)
               $10.08
(3)
          1,484,500.1

                                                  HIGH CURRENT INCOME
     -------------------------------------------------------------------------------------------------------------
        1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95          1/1/94
          TO              TO              TO              TO              TO              TO              TO
       12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95        12/31/94
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $16.92          $16.18          $16.93          $15.46          $14.08          $12.18          $12.80
(2)
            $15.51          $16.92          $16.18          $16.93          $15.46          $14.08          $12.18
(3)
      23,373,205.6    26,535,665.7    29,043,029.8    29,861,630.9   24,631,752.80    23,078,926.0    18,784,994.7

                                                                     INDEX 500
                                      ------------------------------------------------------------------------
                                         1/1/00         1/1/99         1/1/98         1/1/97       12/18/96*
                                           TO             TO             TO             TO             TO
                                        12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                      ------------   ------------   ------------   ------------   ------------
(1)  Accumulation unit value at
         beginning of period........        $19.96         $16.79         $13.27         $10.12          $0.00
(2)  Accumulation unit value at end
         of period..................        $17.85         $19.96         $16.79         $13.27         $10.12
(3)  Number of accumulation units
         out- standing at end of
         period.....................  22,709,749.8   22,900,998.5   19,261,320.4   13,455,750.2      33,052.40

                          INTERNATIONAL BOND*
     -------------------------------------------------------------
        1/1/97          1/1/96          1/1/95         5/16/94**
          TO              TO              TO              TO
       12/31/97        12/31/96        12/31/95        12/31/94
     -------------   -------------   -------------   -------------
(1)
                 *          $11.40           $9.93          $10.00
(2)
                 *               *          $11.40           $9.93
(3)
               0.0            0.00     1,191,641.1       464.604.1

                                                                       INTERNATIONAL EQUITY FOCUS                              INTE
                                      ---------------------------------------------------------------------------------------------
                                         1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95
                                           TO              TO              TO              TO              TO              TO
                                        12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95
                                      -------------   -------------   -------------   -------------   -------------   -------------
(1)  Accumulation unit value at
         beginning of period........         $16.18          $11.91          $11.20          $11.90          $11.31          $10.87
(2)  Accumulation unit value at end
         of period..................         $13.20          $16.18          $11.91          $11.20          $11.90          $11.31
(3)  Number of accumulation units
         out- standing at end of
         period.....................    8,131,177.0    10,055,061.4    13,703,986.4    33,698,719.2   26,446,868.60    21,726,485.8

            INTERNATIONAL EQUITY FOCUS                                         LARGE CAP CORE FOCUS*
            --------------------
                      1/1/94
                        TO
            5        12/31/94
            ----   -------------
(1)
                          $10.96
(2)
                          $10.87
(3)
                    21,157,145.1

                                                 LARGE CAP CORE FOCUS*
     -------------------------------------------------------------------------------------------------------------
        1/1/00          1/1/99          1/1/98          1/1/97          1/1/96          1/1/95          1/1/94
          TO              TO              TO              TO              TO              TO              TO
       12/31/00        12/31/99        12/31/98        12/31/97        12/31/96        12/31/95        12/31/94
     -------------   -------------   -------------   -------------   -------------   -------------   -------------
(1)
            $28.89          $22.28          $19.54          $16.01          $13.77          $11.38          $11.67
(2)
            $25.70          $28.89          $22.28          $19.54          $16.01          $13.77          $11.38
(3)
      25,660,426.4    28,750,257.4    33,613,045.0    38,815,927.3   42,908,676.70    39,846,415.5    33,600,288.0

---------------

   * Effective May 1, 2001, the Quality Equity Fund changed its name to the Large Cap Core Focus Fund, the Global Strategy
      Focus Fund changed its name to the Global Allocation Focus
      Fund, the Prime Bond Fund changed its name to the Core Bond
      Focus Fund, the Mercury VI U.S. Large Cap Fund changed its name to the Large Cap Growth Focus Fund, and the Hotchkis and Wiley International VIP Portfolio changed its name to the Mercury HW International Value VIP Portfolio. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the International Equity Focus
      Fund was merged with and into the Mercury HW International
      Value VIP Portfolio. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund and the International Bond Fund was merged with and into the former
      World Income Focus Fund, which was renamed the Global Bond
      Focus Fund and its investment objective was changed.
  **  Commencement of business.
 *** Available for allocations of premiums or contract value effective following the close of business on June 5, 1998.

                                                    NATURAL RESOURCES FOCUS
                                 -------------------------------------------------------------
                                    1/1/00          1/1/99          1/1/98          1/1/97
                                      TO              TO              TO              TO
                                   12/31/00        12/31/99        12/31/98        12/31/97
                                 -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $12.68          $10.14          $12.14          $14.06
 (2) Accumulation unit value at
      end of period............         $17.42          $12.68          $10.14          $12.14
 (3) Number of accumulation
      units out- standing at
      end of period............      841,185.9     1,054,802.2     1,411,604.8     2,034,154.7

                                            NATURAL RESOURCES FOCUS
                                 ---------------------------------------------
                                    1/1/96          1/1/95          1/1/94
                                      TO              TO              TO
                                   12/31/96        12/31/95        12/31/94
                                 -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $12.56          $11.30          $11.29
 (2) Accumulation unit value at
      end of period............         $14.06          $12.56          $11.30
 (3) Number of accumulation
      units out- standing at
      end of period............   2,971,830.10     3,136,512.9     3,158,540.0

                                                        RESERVE ASSETS
                                 -------------------------------------------------------------
                                    1/1/00          1/1/99          1/1/98          1/1/97
                                      TO              TO              TO              TO
                                   12/31/00        12/31/99        12/31/98        12/31/97
                                 -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $13.39          $12.87          $12.32          $11.79
 (2) Accumulation unit value at
      end of period............         $14.09          $13.39          $12.87          $12.32
 (3) Number of accumulation
      units out- standing at
      end of period............      745,679.0       902,717.9       913,135.2       917,759.7

                                                RESERVE ASSETS
                                 ---------------------------------------------
                                    1/1/96          1/1/95          1/1/94
                                      TO              TO              TO
                                   12/31/96        12/31/95        12/31/94
                                 -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $11.29          $10.76          $10.43
 (2) Accumulation unit value at
      end of period............         $11.79          $11.29          $10.76
 (3) Number of accumulation
      units out- standing at
      end of period............     890,380.20     1,002,197.4     1,286,558.6

                                                     SMALL CAP VALUE FOCUS
                                 -------------------------------------------------------------
                                    1/1/00          1/1/99          1/1/98          1/1/97
                                      TO              TO              TO              TO
                                   12/31/00        12/31/99        12/31/98        12/31/97
                                 -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $20.45          $15.45          $16.75          $15.20
 (2) Accumulation unit value at
      end of period............         $23.15          $20.45          $15.45          $16.75
 (3) Number of accumulation
      units outstanding at end
      of period................   22,009,316.5    22,646,932.9    25,287,229.6    25,060,617.0

                                             SMALL CAP VALUE FOCUS
                                 ---------------------------------------------
                                    1/1/96          1/1/95          1/1/94
                                      TO              TO              TO
                                   12/31/96        12/31/95        12/31/94
                                 -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $14.25           $9.90          $10.82
 (2) Accumulation unit value at
      end of period............         $15.20          $14.25           $9.90
 (3) Number of accumulation
      units outstanding at end
      of period................  26,282,042.40    21,157,583.8    14,844,233.7

                                            UTILITIES AND TELECOMMUNICATIONS FOCUS*
                                 -------------------------------------------------------------
                                    1/1/00          1/1/99          1/1/98          1/1/97
                                      TO              TO              TO              TO
                                   12/31/00        12/31/99        12/31/98        12/31/97
                                 -------------   -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $22.12          $19.91          $16.27          $13.10
 (2) Accumulation unit value at
      end of period............         $21.24          $22.12          $19.91          $16.27
 (3) Number of accumulation
      units outstanding at end
      of period................    4,076,374.7     5,102,928.3     6,354,180.9     7,581,562.1

                                    UTILITIES AND TELECOMMUNICATIONS FOCUS*
                                 ---------------------------------------------
                                    1/1/96          1/1/95          1/1/94
                                      TO              TO              TO
                                   12/31/96        12/31/95        12/31/94
                                 -------------   -------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $11.75           $9.58          $10.61
 (2) Accumulation unit value at
      end of period............         $13.10          $11.75           $9.58
 (3) Number of accumulation
      units outstanding at end
      of period................  10,020,789.90    11,837,175.7    12,374,137.9

                                                   SELECT TEN V.I. TRUST**
                                 -----------------------------------------------------------
                                    1/1/00         1/1/00          1/1/99         1/1/98
                                      TO             TO              TO             TO
                                   12/31/00       12/31/00        12/31/99       12/31/98
                                 ------------   -------------   ------------   -------------
 (1) Accumulation unit value at
      beginning of period......         $9.39              **         $10.12             ***
 (2) Accumulation unit value at
      end of period............            **          $10.67          $9.39          $10.12
 (3) Number of accumulation
      units outstanding at end
      of period................           0.0     2,176,124.5    6,451,242.3     2,066,901.2

                                                      AIM V.I. CAPITAL APPRECIATION
                                 ------------------------------------------------------------------------
                                    1/1/00         1/1/99         1/1/98         1/1/97         1/1/96
                                      TO             TO             TO             TO             TO
                                   12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                 ------------   ------------   ------------   ------------   ------------
 (1) Accumulation unit value at
      beginning of period......        $18.86         $13.22         $11.23         $10.03          $0.00
 (2) Accumulation unit value at
      end of period............        $16.57         $18.86         $13.22         $11.23         $10.03
 (3) Number of accumulation
      units outstanding at end
      of period................  12,692,918.0    8,479,385.9    7,273,224.1    9,024,846.3      53,080.90

                                                              AIM V.I. VALUE
                                 ------------------------------------------------------------------------
                                    1/1/00         1/1/99         1/1/98         1/1/97         1/1/96
                                      TO             TO             TO             TO             TO
                                   12/31/00       12/31/99       12/31/98       12/31/97       12/31/96
                                 ------------   ------------   ------------   ------------   ------------
 (1) Accumulation unit value at
      beginning of period......        $20.96         $16.35         $12.52         $10.26          $0.00
 (2) Accumulation unit value at
      end of period............        $17.65         $20.96         $16.35         $12.52         $10.26
 (3) Number of accumulation
      units outstanding at end
      of period................  26,715,565.3   26,006,506.4   18,123,583.9    8,189,098.3      29,828.90

---------------

  * Effective April 4, 2000, the Global Utility Focus Fund changed its name to the Utilities and Telecommunications
     Focus Fund.
 **  The 1999 Select Ten Trust terminated on April 30, 2000. The
     2000 Select Ten V.I. Trust commenced operation on May 1,
     2000, at an accumulation unit value of $10.00.
*** Available for allocations of premiums or contract value effective following the close of business on June 5, 1998.


                                                             ALLIANCE PREMIER GROWTH                          ALLIANCE QUASAR
                                      ---------------------------------------------------------------------   ------------
                                         1/1/00         1/1/99         1/1/98         1/1/97       1/1/96        1/1/00
                                           TO             TO             TO             TO           TO            TO
                                        12/31/00       12/31/99       12/31/98       12/31/97     12/31/96      12/31/00
                                      ------------   ------------   ------------   ------------   ---------   ------------
(1)  Accumulation unit value at
       beginning of period..........        $25.17         $19.28         $13.21         $10.00       $0.00          $9.90
(2)  Accumulation unit value at end
       of period....................        $20.72         $25.17         $19.28         $13.21      $10.00          $9.17
(3)  Number of accumulation units
       outstanding at end of
       period.......................  43,927,124.9   42,583,927.7   32,445,966.0   17,656,658.9   14,562.50   15,221,526.4

                                                                                         MERCURY VI
                                                   MERCURY HW                               FUNDS
                                                  INTERNATIONAL                           LARGE CAP
         ALLIANCE QUASAR
     ---------------------------   -------------------------------------------   ---------------------------
        1/1/99         1/1/98         1/1/00         1/1/99          1/1/98         1/1/00         1/1/99
          TO             TO             TO             TO              TO             TO             TO
       12/31/99       12/31/98       12/31/00       12/31/99        12/31/98       12/31/00       12/31/99
     ------------   ------------   ------------   -------------   ------------   ------------   ------------
(1)
            $8.57            ***         $11.39           $9.49            ***         $11.98             **
(2)
            $9.90          $8.57         $11.56          $11.39          $9.49          $9.94         $11.98
(3)
      7,760,537.8    1,208,208.4   27,031,930.9    22,677,967.0   28,051,199.1    3,371,281.5      982,517.4

                                                                 MFS EMERGING GROWTH                              MFS RESEARCH
                                      -------------------------------------------------------------------------   ------------
                                         1/1/00         1/1/99         1/1/98         1/1/97          1/1/96         1/1/00
                                           TO             TO             TO             TO              TO             TO
                                        12/31/00       12/31/99       12/31/98       12/31/97        12/31/96       12/31/00
                                      ------------   ------------   ------------   -------------   ------------   ------------
(1)  Accumulation unit value at
       beginning of period..........        $27.30         $15.66         $11.83           $9.83          $0.00         $17.82
(2)  Accumulation unit value at end
       of period....................        $21.65         $27.30         $15.66          $11.83          $9.83         $16.73
(3)  Number of accumulation units
       outstanding at end of
       period.......................  21,939,638.7   17,748,946.8   13,340,981.2     6,318,571.3      23,931.10   21,792,941.5

                         MFS RESEARCH
     ---------------------------------------------------------
        1/1/99         1/1/98         1/1/97         1/1/96
          TO             TO             TO             TO
       12/31/99       12/31/98       12/31/97       12/31/96
     ------------   ------------   ------------   ------------
(1)
           $14.56         $11.96         $10.08          $0.00
(2)
           $17.82         $14.56         $11.96         $10.08
(3)
     17,139,010.1   14,322,681.4    9,049,568.0      25,095.40


(1)
(2)
(3)

---------------

   * Effective May 1, 2001, the Quality Equity Fund changed its name to the Large Cap Core Focus Fund, the Global Strategy
      Focus Fund changed its name to the Global Allocation Focus
      Fund, the Prime Bond Fund changed its name to the Core Bond
      Focus Fund, the Mercury VI U.S. Large Cap Fund changed its name to the Large Cap Growth Focus Fund, and the Hotchkis and Wiley International VIP Portfolio changed its name to the Mercury HW International Value VIP Portfolio. Effective following the close of business on April 27, 2001, the Balanced Capital Focus Fund was merged with and into the American Balanced Fund and the International Equity Focus
      Fund was merged with and into the Mercury HW International
      Value VIP Portfolio. Effective following the close of business on December 6, 1996, the Flexible Strategy Fund was merged with and into the Global Strategy Focus Fund and the International Bond Fund was merged with and into the former
      World Income Focus Fund, which was renamed the Global Bond
      Focus Fund and its investment objective was changed.
  ** Available for allocations of premiums or contract value effective following the close of business on June 18, 1999.
 *** Available for allocations of premiums or contract value effective following the close of business on June 5, 1998.

                                   APPENDIX A

CALCULATION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (INFORCE CONTRACTS)

This description of the Maximum Anniversary Value (MAV) applies to contractowners who are given the opportunity to change their existing death benefit to the MAV death benefit on their contract anniversary (effective date) following the offering.

       (a)We determine the Maximum Anniversary Value. To determine the Maximum Anniversary Value,

          (i)we calculate an anniversary value for each contract anniversary beginning with the effective date through the earlier of your (or the older owner's, if the Contract has co-owners, or the annuitant's, if the owner is a non-natural person) attained age 80 or the anniversary on or prior to your (or any owner's, if the Contract has co-owners or the annuitant's, if the owner is a non-natural) date of death. An anniversary value is equal to the value of Account A on a contract anniversary, plus premiums allocated to Account A since that contract anniversary minus "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.

          (ii)we compare the anniversary values and select the highest. This amount is the Maximum Anniversary Value. It is also the amount referred to as the "Guaranteed Minimum Death Benefit."

       (b)We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals: the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by an amount equal to (i) divided by (ii) where (i) is the Guaranteed Minimum Death Benefit prior to the transfer or withdrawal and (ii) is the value of Account A prior to the transfer or withdrawal.

The period for which we will calculate the Maximum Anniversary Value is based on your attained age (or the attained age of the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) on the effective date. Subsequent changes in owner will not increase the period of time used to determine the Maximum Anniversary Value. If a new owner has not attained age 80 and is older than the owner whose age is being used to determine the Maximum Anniversary Value at the time of the ownership change, the period of time used in the calculation of the Maximum Anniversary Value will be based on the attained age of the new owner at the time of the ownership change. If at the time of an ownership change the new owner is age 80 or over, we will use the Maximum Anniversary Value as of the contract anniversary on or prior to the ownership change, increased by premiums and decreased by "adjusted withdrawals" and "adjusted transfers" since that contract anniversary.

                                   APPENDIX B

CALCULATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-001 (EXCEPT CONTRACTS ISSUED IN WASHINGTON STATE)

       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with interest at 5% annually. Interest accrues until the last day of the 20th contract year.
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

           (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
           (ii) we calculate 5% assumed annual interest to premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

       We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach attained age 80, or the date of your death. Interest accrues until the earliest of:

          (1) The last day of the 20th contract year;
          (2) The last day of the contract year in which the contract owner attains age 80;
          (3) The date of death of the contract owner.

       (c) Assuming we have obtained necessary state approval by that time, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one. Currently we do not adjust withdrawals or transfers.

                                   APPENDIX C

CALCULATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP FOR CONTRACT FORM ML-VA-002

       (a) We determine premiums compounded at 5%. To do this, we calculate 5% assumed annual interest on premiums you pay into Account A, less transfers to Account B and withdrawals from Account A with assumed interest at 5% annually. (If your Contract was issued after we received state approval for the 7th anniversary value described below, we use "adjusted transfers" and "adjusted withdrawals" in this calculation.)
       (b) We determine the greatest 7th anniversary value. To determine the greatest 7th anniversary value,

           (i) we calculate 5% assumed annual interest on your Account A value at the end of each 7th contract year (i.e., 7, 14, 21, etc.);
           (ii) we calculate 5% assumed annual interest on premiums paid into Account A since the end of each 7th contract year;
          (iii) we calculate 5% assumed annual interest on each "adjusted transfer" to Account B and to each "adjusted withdrawal" from Account A since the end of each 7th contract year;
          (iv) for each 7th contract year, we add (ii) to (i) and subtract (iii) from that amount. Each of these is a 7th anniversary value. We pick the greatest of these 7th anniversary values.

       (We determine 7th anniversary values in (b) until the earlier of the last day of the contract year in which you reach age 80, or the date or your death.)

       (c) Assuming we have obtained necessary state approval by that time, we determine the attained age 80 anniversary value. To do this, we add the value of Account A on the contract anniversary on which you attain age 80 plus any premiums paid into Account A since that contract anniversary, and subtract any "adjusted transfers" to Account B and "adjusted withdrawals" from Account A since that contract anniversary.
       (d) We compare the results in (a), (b), and (c). We pick the highest of the three. This amount is referred to as the Guaranteed Minimum Death Benefit.
       (e) We compare the Guaranteed Minimum Death Benefit plus the value of Account B with the contract value on the date we receive due proof of death and pick the higher of the two. The higher amount is your death benefit.

Each "adjusted transfer" and "adjusted withdrawal" equals:

       - the amount by which each transfer or withdrawal from Account A reduces the value of Account A multiplied by
       - an amount equal to (i) divided by (ii), where (i) is the Guaranteed Minimum Death Benefit of Account A prior to the transfer or withdrawal, and (ii) is the value of Account A prior to the transfer or withdrawal; but not less than one. Currently we do not adjust withdrawals or transfers.

There are limits on the period during which the assumed 5% interest will accrue for purposes of calculating the 5% Rising Floor with 7th Anniversary Step-Up. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;
       (2) The last day of the contract year in which the contract owner attains age 80;
       (3) The date of death of the contract owner.

                                   APPENDIX D

CALCULATION OF THE 5% RISING FLOOR (FOR CONTRACTS ISSUED IN THE STATE OF WASHINGTON ON CONTRACT FORMS ML-VA-001 AND ML-VA-002)

       (a) We credit 5% assumed annual interest on premiums you pay into Account A.

       (b) We credit 5% assumed annual interest on any transfers to Account B and any withdrawals from Account A.

       (c) We subtract (b) from (a). This amount is referred to as your Guaranteed Minimum Death Benefit.

       (d) We add the value of Account B to the amount in (c).

       (e) We compare the result in (d) to your contract value. The death benefit is the higher of the two.

There are limits on the period during which the 5% interest will accrue for purposes of calculating the 5% Rising Floor. Interest accrues until the earliest of:

       (1) The last day of the 20th contract year;

       (2) The last day of the contract year in which the contract owner attains age 80;

       (3) The date of death of the contract owner.

If your Contract was issued on Contract Form ML-VA-001, interest accrues until the last day of the 20th contract year.

                                   APPENDIX E

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE 5% RISING FLOOR WITH 7TH YEAR ANNIVERSARY STEP-UP DEATH BENEFIT. THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.

FACTS: Assume a 68 year-old person purchases a Contract on June 1, 2001 with the 5% Rising Floor with 7th Year Anniversary Step-Up Death Benefit and makes an initial payment of $100,000, which is allocated completely to Account A. During his or her life, the contract owner makes no withdrawals, transfers, or additional premium payments. The following chart, which is discussed in more detail below, depicts the potential Death Benefit at certain points over the life of the contract owner.

                                                                                             (CV)
                                                                         --------------------------

                                                                           TRANSACTIONS
                                                                         ----------------  CONTRACT
   DATE                                                                   PREM.   WITHDR.   VALUE
 --------------------------------------------------------------------------------------------------
 6/1/01    THE CONTRACT IS ISSUED                                        100,000            100,000
           CV = $100,000, X = $100,000, Y = $0 (because the contract
           has not yet reached a seventh anniversary), and Z = $0
           (because the contract owner has not attained age 80)
           DB = $100,000
 6/1/02    FIRST CONTRACT ANNIVERSARY                                                       104,000
           Assume contract value increased $4,000 due to positive
           investment performance
           CV = $104,000, X = $105,000 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for one year), Y = $0 (because the contract has not yet reached a
           seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($104,000, $105,000, $0, $0) = $105,000
 6/1/03    SECOND CONTRACT ANNIVERSARY                                                      120,000
           Assume contract value increased $16,000 due to positive
           investment performance
           CV = $120,000, X = $110,250 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for two years), Y = $0 (because the contract has not yet reached a seventh anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($120,000, $110,250, $0, $0) = $120,000
 6/1/08    SEVENTH CONTRACT ANNIVERSARY                                                     160,000
           Assume contract value increased $40,000 due to positive
           investment performance
           CV = $160,000, X = $140,710 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $160,000 (the value of Account A on the
           Seventh Anniversary), and Z = $0 (because the contract owner has not attained age 80)
           DB = greatest ($160,000, $140,710, $160,000, $0) = $160,000
 6/1/09    EIGHTH CONTRACT ANNIVERSARY                                                      130,000
           Assume contract value decreased $30,000 due to negative
           investment performance
           CV = $130,000, X = $147,746 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           eight years), Y = $168,000 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for one year), and Z = $0 (because the
           contract owner has not attained age 80)
           DB = greatest ($130,000, $147,746, $168,000, $0) = $168,000
 6/1/13    TWELFTH CONTRACT ANNIVERSARY                                                     210,000
           Assume contract value increased $80,000 due to positive
           investment performance
           CV = $210,000, X = $179,586 (premiums of $100,000 at an
           interest rate compounded daily to yield 5% annually for
           seven years), Y = $204,205 (the contract value on the
           seventh anniversary at an interest rate compounded daily to yield 5% annually for five years), and Z = $210,000 (the
           value of Account A on the anniversary the owner attains age
           80)
           DB = greatest ($210,000, $179,586, $204,205, $210,000) =
           $210,000
 --------------------------------------------------------------------------------------------------

                         (GMDB)
            GUARANTEED MINIMUM DEATH BENEFIT
                (GREATEST OF X, Y, OR Z)
           ----------------------------------
              (X)        (Y)         (Z)                   (DB)
           -----------------------------------------------------------------
                                   ATTAINED
                      GREATEST      AGE 80
           PREMIUMS      7TH     ANNIVERSARY               DEATH
   DATE      AT 5%     ANNIV.       VALUE                 BENEFIT
 --------------------------------------------------------------------------------------------------
 6/1/01      100,000          0            0   100,000 Greater of CV or GMDB
 6/1/02      105,000          0            0   105,000 Greater of CV or GMDB
 6/1/03      110,250          0            0   120,000 Greater of CV or GMDB
 6/1/08      140,710    160,000            0   160,000 Greater of CV or GMDB
 6/1/09      147,746    168,000            0   168,000 Greater of CV or GMDB
 6/1/13      179,586    204,205      210,000   210,000 Greater of CV or GMDB
 --------------------------------------------------------------------------------------------------

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE 5% RISING FLOOR WITH 7TH ANNIVERSARY STEP-UP, SEE "DEATH BENEFIT."

                                   APPENDIX F

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF FEES AND CHARGES.

FACTS: Assume that you are under age 78 at issue and elected the Maximum Anniversary Value death benefit. You pay an initial premium of $100,000 on June 1, 2001 and a subsequent premium of $10,000 on December 1, 2002, which are allocated completely to Account A. You also make a withdrawal of $50,000 on January 1, 2003. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and resulting hypothetical maximum anniversary values ("MAV") are illustrated below.

                                                                                              (A)         (B)        (C)
                                                                         --------------------------------------------------
                                                                           TRANSACTIONS      PREMS
                                                                         ----------------  LESS ADJ.  MAX ANNIV.   CONTRACT
   DATE                                                                   PREM.   WITHDR.  WITHDRS.   VALUE (MAV)   VALUE
 --------------------------------------------------------------------------------------------------------------------------
 6/1/01    THE CONTRACT IS ISSUED                                        100,000             100,000            0   100,000
           MAV is $0 until first contract anniversary
 6/1/02    FIRST CONTRACT ANNIVERSARY                                                        100,000      110,000   110,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2002 = Contract value on 6/1/2002
           = $110,000
           MAV = greatest of anniversary values = $110,000
 12/1/02   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM                       10,000             110,000      120,000   114,000
           Assume contract value decreased $6,000 due to negative
           investment performance
           Anniversary value for 6/1/2002 = contract value on 6/1/2002
           + premiums added since that
           anniversary = $110,000 + $10,000 = $120,000
           MAV = greatest of anniversary values = $120,000
 1/1/03    OWNER TAKES A $50,000 WITHDRAWAL                                        50,000     50,000       60,000    50,000
           Assume contract value decreased $14,000 due to negative
           investment performance
           Anniversary value for 6/1/2002 = contract value on 6/1/2002
           + premiums added - adjusted
           withdrawals since that anniversary = $110,000 + $10,000 -
           $60,000 = $60,000
           Adjusted withdrawal = withdrawal X maximum (MAV, prems -
           adj. withdrs.)
           Contract value
           = $50,000 X maximum (120,000 , 110,000 )/100,000
           = $50,000 X 120,000/100,000 = $60,000
           (Note: All values are determined immediately prior to the
           withdrawal)
           MAV = greatest of anniversary values = $60,000
 6/1/03    SECOND CONTRACT ANNIVERSARY                                                        50,000       60,000    55,000
           Assume contract value increased $5,000 due to positive
           investment performance
           Anniversary value for 6/1/2002 = $60,000
           Anniversary value for 6/1/2003 = contract value on 6/1/2003
           = $55,000
           MAV = greatest of anniversary values = maximum ($60,000,
           $55,000) = $60,000
 6/1/04    THIRD CONTRACT ANNIVERSARY                                                         50,000       65,000    65,000
           Assume contract value increased $10,000 due to positive
           investment performance
           Anniversary value for 6/1/2002 = $60,000
           Anniversary value for 6/1/2003 = contract value on 6/1/2003
           = $55,000
           Anniversary value for 6/1/2004 = contract value on 6/1/2004
           = $65,000
           MAV = greatest of anniversary values maximum ($60,000,
           $55,000, $65,000) = $65,000
 --------------------------------------------------------------------------------------------------------------------------


           --------------------------------

   DATE             DEATH BENEFIT
 --------------------------------------------------------------------------------------------------------------------------
 6/1/01    100,000 maximum of (A), (B), (C)
 6/1/02    110,000 maximum of (A), (B), (C)
 12/1/02   120,000 maximum of (A), (B), (C)
 1/1/03    60,000 maximum of (A), (B), (C)
 6/1/03    60,000 maximum of (A), (B), (C)
 6/1/04    65,000 maximum of (A), (B), (C)
 --------------------------------------------------------------------------------------------------------------------------

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT, SEE "DEATH BENEFIT."

                                   APPENDIX G

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ESTATE ENHANCER BENEFIT. THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.

FACTS: Assume that a couple (ages 60 and 55) purchase a Contract on June 1, 2001 with the Estate Enhancer benefit, and makes an initial premium payment of $100,000. The Contract value on the death of the first to die is $300,000. The following chart depicts the potential Estate Enhancer benefit at the death of the contract owner.

--------------------------------------------------------------------------
Net Premiums                                                  $100,000
--------------------------------------------------------------------------
Contract Value                                                 300,000
--------------------------------------------------------------------------
Estate Enhancer Gain                                           200,000
--------------------------------------------------------------------------
Estate Enhancer benefit                                         45,000*
Lesser of 45% of Estate Enhancer Gain ($90,000)
or 45% of Net Premiums ($45,000)
--------------------------------------------------------------------------

     *Assuming the contract value is greater than the Guaranteed Minimum Death
      Benefit, the total death benefit payable equals
      $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Estate Enhancer benefit would have been $30,000.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ESTATE ENHANCER BENEFIT, SEE "DEATH BENEFIT."

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION

     Principal Underwriter

     Financial Statements

     Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

                                      AND

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                 ALSO KNOWN AS

                  MODIFIED SINGLE PREMIUM INDIVIDUAL DEFERRED
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    Home Office: Little Rock, Arkansas 72201
                        Service Center: P.O. Box 44222,
                        Jacksonville, Florida 32231-4222
                           4804 Deer Lake Drive East,
                          Jacksonville, Florida 32246
                             Phone: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status.

This Statement of Additional Information is not a Prospectus and should be read together with the Contract's Prospectus dated May 1, 2001, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

OTHER INFORMATION...........................................       3
Principal Underwriter.......................................       3
Financial Statements........................................       3
Administrative Services Arrangements........................       3
CALCULATION OF YIELDS AND TOTAL RETURNS.....................       3
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT B........................................     S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................     G-1

                               OTHER INFORMATION

PRINCIPAL UNDERWRITER

Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of Merrill Lynch Life, performs all sales and distribution functions regarding the Contracts and may be deemed the principal underwriter of Merrill Lynch Life Variable Annuity Separate Account A and Merrill Lynch Life Variable Annuity Separate Account B (the "Accounts") under the Investment Company Act of 1940. The offering is continuous. For the years ended December 31, 2000, 1999, and 1998, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $55.3 million, $58.1 million, and $50.2 million, respectively, in commissions from the Accounts.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Accounts and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Accounts and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2000, 1999, and 1998, Merrill Lynch Life paid administrative services fees of $47.7 million, $43.4 million, and $43.2 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Domestic Money Market Subaccount of Account A and the Reserve Assets Subaccount of Account B for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the mortality and expense risk charge; (2) the administration charge in the case of the Domestic Money Market Subaccount; and (3) the annual contract maintenance charge. For purposes of calculating current yields for a

Contract, an average per unit contract maintenance charge is used, as described below. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses for the hypothetical account for the 7-day period.
UV   =    the unit value on the first day of the 7-day period.

The current yield for the Domestic Money Market Subaccount for the 7-day period ended December 31, 2000 was 4.60%. The current yield for the Reserve Assets Subaccount for the 7-day period ended December 31, 2000 was 5.10%.

Merrill Lynch Life also may quote the effective yield of the Domestic Money Market Subaccount or the Reserve Assets Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) = 1

Where:

NCF  =    the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.
ES   =    per unit expenses of the hypothetical account for the 7-day period.
UV   =    the unit value for the first day of the 7-day period.

The effective yield for the Domestic Money Market Subaccount for the 7-day period ended December 31, 2000 was 4.71%. The effective yield for the Reserve Assets Subaccount for the 7-day period ended December 31, 2000 was 5.22%.

Because of the charges and deductions imposed under the Contract, the yield for the Domestic Money Market Subaccount and the Reserve Assets Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Domestic Money Market Subaccount or the Reserve Assets Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for those subaccounts is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Domestic Money Market Subaccount and Reserve Assets Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the Account A subaccounts (other than the Domestic Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the mortality and expense risk charge, the administration charge and the annual contract maintenance charge. For purposes of calculating the 30-day or one-month yield, an average contract maintenance charge per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period, as described below. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI   =    net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.
ES   =    expenses of the subaccount for the 30-day or one-month
          period.
U    =    the average number of units outstanding.
UV   =    the unit value at the close of the last day in the 30-day or one-month period.

Currently, Merrill Lynch Life may quote yields on bond subaccounts within Account A. The yield for those subaccounts for the 30-day period ended December 31, 2000 was:

                     NAME OF SUBACCOUNT                       YIELD
                     ------------------                       -----
Core Bond Focus                                                4.97%
High Current Income                                           10.95%
Global Bond Focus                                              2.22%
Government Bond                                                4.24%

Because of the charges and deductions imposed under the contracts, the yield for an Account A subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the Account A subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the declining contingent deferred sales charge under the Contract of amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the preceding seven years. A contingent deferred sales charge will not be imposed on the first withdrawal in any Contract year to the extent that it is deemed to consist of gain on premiums paid during the preceding seven contract years and/or premiums not subject to such a charge.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. For the year ended December 31, 2000, returns were:

                                                                              SINCE
      NAME OF SUBACCOUNT (INCEPTION DATE)        1 YEAR   5 YEAR   10 YEAR  INCEPTION
      -----------------------------------        ------   ------   -------  ---------
ML American Balanced* (2/21/92)................   -9.18%   7.27%       N/A     7.71%
ML Basic Value Focus (7/1/93)..................    4.03%  14.77%       N/A    14.39%
ML Core Bond Focus (formerly, Prime Bond)
  (2/21/92)....................................    1.54%   3.12%       N/A     5.33%
ML Developing Capital Markets Focus
  (5/16/94)***.................................  -33.94%  -4.85%       N/A    -4.72%
ML Domestic Money Market (2/21/92).............   -2.10%   3.26%       N/A     3.27%
ML Focus Twenty Select (7/10/00)...............     N/A     N/A        N/A   -29.88%
ML Fundamental Growth Focus (4/3/00)...........     N/A     N/A        N/A      N/A
ML Global Allocation Focus (formerly, Global
  Strategy Focus) (2/21/92)....................  -16.46%   6.60%       N/A     6.87%
ML Global Bond Focus** (7/1/93)................   -7.30%   0.67%       N/A     2.61%
ML Global Growth Focus (6/5/98)................  -21.39%    N/A        N/A     6.59%
ML Government Bond (5/16/94)...................    2.90%   3.89%       N/A     5.26%
ML High Current Income (2/21/92)...............  -14.14%   1.28%       N/A     4.97%
ML Index 500 (12/18/96)........................  -16.23%    N/A        N/A    14.81%
ML Large Cap Core Focus (formerly, Quality
  Equity) (2/21/92)............................  -16.67%  12.81%       N/A    11.13%
ML Large Cap Value Focus (5/1/01)..............     N/A     N/A        N/A      N/A
ML Natural Resources Focus* (2/21/92)..........   30.16%   6.19%       N/A     6.36%
ML Reserve Assets Fund (2/21/92)...............    5.12%   4.44%       N/A     3.84%
ML Small Cap Value Focus (formerly, Special
  Value Focus) (2/21/92).......................    6.09%   9.67%       N/A     9.83%
ML Utilities and Telecommunications Focus*
  (formerly, Global Utility Focus) (7/1/93)....  -10.13%  12.07%       N/A    10.44%
AIM V.I. Capital Appreciation (12/18/96).......  -17.64%    N/A        N/A    12.69%
AIM V.I. Value (12/18/96)......................  -21.07%    N/A        N/A    14.49%
Alliance Premier Growth (12/18/96).............  -22.84%    N/A        N/A    19.21%
Alliance Quasar (6/5/98).......................  -13.23%    N/A        N/A    -5.14%
Alliance Technology (5/1/01)...................
American Century VP International Portfolio
  (5/1/01).....................................     N/A     N/A        N/A      N/A
Davis Value Portfolio (4/3/00).................     N/A     N/A        N/A      N/A
Mercury HW International Value VIP (formerly,
  Hotchkis and Wiley International VIP)
  (6/10/98)....................................   -5.02%    N/A        N/A     3.87%
ML Large Cap Growth Focus (formerly, Mercury
  V.I. U.S. Large Cap) (6/18/99)...............  -22.26%    N/A        N/A    -4.08%
MFS Emerging Growth (12/18/96).................  -25.61%    N/A        N/A    20.54%
MFS Research (12/18/96)........................  -12.09%    N/A        N/A    12.95%

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period.
---------------
* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

***This subaccount was closed to allocations of premiums or contract value following the close of business on April 27, 2001.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds commenced operations as indicated below:

                            FUND                              COMMENCED OPERATIONS
                            ----                              --------------------
ML American Balanced Fund*..................................  June 1, 1988
ML Basic Value Focus Fund...................................  July 1, 1993
ML Core Bond Focus Fund (formerly, Prime Bond)..............  April 29, 1982
ML Developing Capital Markets Focus Fund***.................  May 16, 1994
ML Domestic Money Market Fund...............................  February 21, 1992
ML Focus Twenty Select Fund.................................  July 10, 2000
ML Fundamental Growth Focus Fund............................  April 3, 2000
ML Global Allocation Focus Fund (formerly, Global Strategy
  Focus)....................................................  February 21, 1992
ML Global Bond Focus Fund**.................................  July 1, 1993
ML Global Growth Focus Fund.................................  June 5, 1998
ML Government Bond Fund.....................................  May 16, 1994
ML High Current Income Fund.................................  April 29, 1982
ML Index 500 Fund...........................................  December 13, 1996
ML Large Cap Core Focus Fund (formerly, Quality Equity).....  April 29, 1982
ML Large Cap Value Focus Fund...............................  May 1, 2001
ML Natural Resources Focus Fund*............................  June 1, 1988
ML Reserve Assets Fund......................................  November 23, 1981
ML Small Cap Value Focus Fund (formerly, Special Value
  Focus)....................................................  April 29, 1982
ML Utilities and Telecommunications Focus Fund
  (formerly, Global Utility Focus)..........................  July 1, 1993
AIM V.I. Capital Appreciation Fund..........................  May 5, 1993
AIM V.I. Value Fund.........................................  May 5, 1993
Alliance Premier Growth Portfolio...........................  June 26, 1992
Alliance Quasar Portfolio...................................  September 17, 1990
Alliance Technology Portfolio...............................  January 11, 1996
American Century VP International Portfolio.................  May 1, 1994
Davis Value Portfolio.......................................  July 1, 1999
Mercury HW International Value VIP Portfolio (formerly,
  Hotchkis and Wiley International VIP).....................  June 10, 1998
ML Large Cap Growth Focus (formerly, Mercury V.I. U.S. Large
  Cap)......................................................  April 30, 1999
MFS Emerging Growth Series..................................  July 24, 1995
MFS Research Series.........................................  July 26, 1995

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the mortality and expense risk charge, the administration charge (in the case of Account A subaccounts), and the contract maintenance charge, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the contingent deferred sales charge for any period of less than seven years. For purposes of calculating total return, an average per dollar contract maintenance charge attributable to the hypothetical account for the period is used, as described below. The average annual total return is then calculated according to the following formula:

                           TR = ((ERV/P)(1/)(N)) + 1

Where:

TR   =    the average annual total return net of subaccount recurring charges (such as the mortality and expense risk charge,
          administration charge, if applicable, and contract
          maintenance charge).
ERV  =    the ending redeemable value (net of any applicable
          contingent deferred sales charge) at the end of the period of the hypothetical account with an initial payment of
          $1,000.
P    =    a hypothetical initial payment of $1,000.
N    =    the number of years in the period.

---------------
* The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

***The subaccount corresponding to this Fund was closed to allocations of premiums or contract value following the close of business on April 27, 2001.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns that do not reflect the contingent deferred sales charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any contingent deferred sales charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

For the year ended December 31, 2000, returns not reflecting any contingent deferred sales charge were:

                                                                                          SINCE
            NAME OF SUBACCOUNT (INCEPTION DATE)              1 YEAR   5 YEAR   10 YEAR  INCEPTION
            -----------------------------------              ------   ------   -------  ---------
ML American Balanced* (2/21/92)............................   -3.09%   7.73%       N/A     7.71%
ML Basic Value Focus (7/1/93)..............................   11.03%  15.12%       N/A    14.39%
ML Core Bond Focus (formerly, Prime Bond) (2/21/92)........    8.43%   3.65%       N/A     5.33%
ML Developing Capital Markets Focus (5/16/94)***...........  -29.72%  -4.34%       N/A    -4.59%
ML Domestic Money Market (2/21/92).........................    4.53%   3.78%       N/A     3.27%
ML Focus Twenty Select (7/10/00)...........................     N/A     N/A        N/A   -25.35%
ML Fundamental Growth Focus (4/3/00).......................     N/A     N/A        N/A      N/A
ML Global Allocation Focus (formerly, Global Strategy
  Focus) (2/21/92).........................................  -10.92%   7.07%       N/A     6.87%
ML Global Bond Focus** (7/1/93)............................   -1.07%   1.23%       N/A     2.61%
ML Global Growth Focus (6/5/98)............................  -16.22%    N/A        N/A     8.33%
ML Government Bond (5/16/94)...............................    9.90%   4.40%       N/A     5.37%
ML High Current Income (2/21/92)...........................   -8.42%   1.85%       N/A     4.97%
ML Index 500 (12/18/96)....................................  -10.67%    N/A        N/A    15.30%
ML Large Cap Core Focus (formerly, Quality Equity)
  (2/21/92)................................................  -11.15%  13.18%       N/A    11.13%
ML Large Cap Value Focus (5/1/01)..........................     N/A     N/A        N/A      N/A
ML Natural Resources Focus* (2/21/92)......................   37.17%   6.66%       N/A     6.36%
ML Reserve Assets (2/21/92)................................    5.12%   4.44%       N/A     3.84%
ML Small Cap Focus (formerly, Special Value Focus)
  (2/21/92)................................................   13.10%  10.08%       N/A     9.83%
ML Utilities and Telecommunications Focus*
  (formerly, Global Utility Focus) (7/1/93)................   -4.11%  12.45%       N/A    10.44%
AIM V.I. Capital Appreciation (12/18/96)...................  -12.19%    N/A        N/A    13.21%
AIM V.I. Value (12/18/96)..................................  -15.87%    N/A        N/A    14.99%
Alliance Premier Growth (12/18/96).........................  -17.78%    N/A        N/A    19.65%
Alliance Quasar (6/15/98)..................................   -7.44%    N/A        N/A    -3.43%
Alliance Technology (5/1/01)...............................     N/A     N/A        N/A      N/A
American Century VP International (5/1/01).................     N/A     N/A        N/A      N/A
Davis Value Portfolio (4/3/00).............................     N/A     N/A        N/A      N/A
Mercury HW International Value VIP (formerly, Hotchkis and
  Wiley International VIP) (6/10/98).......................    1.39%    N/A        N/A     5.68%
ML Large Cap Growth Focus (formerly, Mercury V.I. U.S.
  Large Cap) (6/18/99).....................................     N/A     N/A        N/A    -0.54%
MFS Emerging Growth (12/18/98).............................  -20.76%    N/A        N/A    20.96%
MFS Research (12/18/96)....................................   -6.22%    N/A        N/A    13.46%

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from the Domestic Money Market Subaccount to one or more designated subaccounts under a dollar cost averaging program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of charges described above except for the contingent deferred sales charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in the Domestic Money Market Subaccount at the beginning of that period and monthly transfers of a portion of the contract value from that subaccount to designated subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the Domestic Money Market Subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the contingent deferred sales charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.
---------------
* This subaccount was closed to allocations of premiums or contract value following the close of business on December 6, 1996.

** This subaccount was closed to allocations of premiums or contract value following the close of business on June 5, 1998.

***This subaccount was closed to allocations of premiums or contract value following the close of business on April 27, 2001.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account A, comprised of divisions (for Retirement Plus contracts and Retirement Power contracts) investing in the Domestic Money Market Fund, Prime Bond Fund, High Current Income Fund, Quality Equity Fund, Small Cap Value Focus Fund, American Balanced Fund, Natural Resources Focus Fund, Global Strategy Focus Fund, Utilities and Telecommunications Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Government Bond Fund, Developing Capital Markets Focus Fund, Index 500 Fund, Global Growth Focus Fund, Balanced Capital Focus Fund, Focus Twenty Select Fund (commencement of operations July 10, 2000), Fundamental Growth Focus Fund (commencement of operations April 3, 2000), Mercury HW International Value VIP Portfolio, Mercury V.I. U.S. Large Cap Fund (commencement of operations June 18, 1999), 2000 ML Select Ten V.I. Trust (commencement of operations May 1,
2000), 1999 ML Select Ten V.I. Trust (commencement of operations April 29, 1999 ended on May 1, 2000), 1998 ML Select Ten V.I. Trust (commencement ofoperations May 1, 1998 ended on April 30, 1999), Quasar Portfolio, Premier Growth Portfolio, Growth and Income Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth With Income Series, AIM V.I. Value Fund, AIM V.I.Capital Appreciation Fund, AIM V.I. International Equity Fund, Davis Value Portfolio, Trend Series, Total Return Bond Portfolio, Seligman Small-Cap Value Portfolio and Emerging Growth Portfolio (collectively, the "Divisions") as of December 31, 2000 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2000, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


NEW YORK, NEW YORK
February 16, 2001

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market Fund, 341,491 shares
      (Cost $341,491)                                               $           341,491  $                    $
    Prime Bond Fund, 39,234 shares
      (Cost $459,652)                                                                                450,800
    High Current Income Fund, 44,977 shares
      (Cost $477,354)                                                                                                     362,518
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           341,491  $           450,800  $           362,518
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           341,491  $           450,800  $           362,518
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           341,491  $           450,800  $           362,518
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 25,465               28,210               23,373
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             13.41  $             15.98  $             15.51
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Small Cap
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd)
   (Note 1):
    Quality Equity Fund, 25,751 shares
      (Cost $784,642)                                               $           659,473  $                    $
    Small Cap Value Focus Fund, 24,520 shares
      (Cost $539,605)                                                                                509,516
    American Balanced Fund, 9,233 shares
      (Cost $131,442)                                                                                                     115,322
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           659,473  $           509,516  $           115,322
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           659,473  $           509,516  $           115,322
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           659,473  $           509,516  $           115,322
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 25,660               22,009                5,917
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             25.70  $             23.15  $             19.49
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources             Strategy             Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd)
   (Note 1):
    Natural Resources Focus Fund, 1,114 shares
      (Cost $12,243)                                                $            14,654  $                    $
    Global Strategy Focus Fund, 45,062 shares
      (Cost $565,097)                                                                                488,920
    Utilities & Telecom Focus Fund, 8,398 shares
      (Cost $98,325)                                                                                                       86,582
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            14,654  $           488,920  $            86,582
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            14,654  $           488,920  $            86,582
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            14,654  $           488,920  $            86,582
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                    841               26,893                4,076
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             17.42  $             18.18  $             21.24
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd)
   (Note 1):
    International Equity Focus Fund, 9,883 shares
      (Cost $107,903)                                               $           107,332  $                    $
    Global Bond Focus Fund, 3,739 shares
      (Cost $35,207)                                                                                  30,812
    Basic Value Focus Fund, 64,558 shares
      (Cost $879,579)                                                                                                     885,086
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           107,332  $            30,812  $           885,086
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           107,332  $            30,812  $           885,086
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           107,332  $            30,812  $           885,086
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                  8,131                2,519               32,034
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             13.20  $             12.23  $             27.63
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd)
   (Note 1):
    Government Bond Fund, 28,553 shares
      (Cost $302,635)                                               $           300,954  $                    $
    Developing Capital Markets Focus Fund, 4,562 shares
      (Cost $40,205)                                                                                  33,391
    Index 500 Fund, 24,144 shares
      (Cost $377,560)                                                                                                     405,369
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           300,954  $            33,391  $           405,369
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           300,954  $            33,391  $           405,369
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           300,954  $            33,391  $           405,369
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 21,134                4,531               22,710
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             14.24  $              7.37  $             17.85
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                            Focus                Focus                Select
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd)
   (Note 1):
    Global Growth Focus Fund, 20,643 shares
      (Cost $261,512)                                               $           241,520  $                    $
    Balanced Capital Focus Fund, 3,156 shares
      (Cost $30,968)                                                                                  33,142
    Focus Twenty Select Fund, 7,902 shares
      (Cost $70,109)                                                                                                       59,343


                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           241,520  $            33,142  $            59,343
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           241,520  $            33,142  $            58,591
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                  752
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           241,520  $            33,142  $            59,343
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 19,604                3,063                7,844
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             12.32  $             10.82  $              7.47
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Mercury HW            Mercury
                                                                        International          V.I. U.S.             2000 ML
                                                                          Value VIP            Large Cap            Select Ten
                                                                          Portfolio               Fund              V.I. Trust
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Mercury HW Variable Trust (Note 1):
    Mercury HW International Value VIP Portfolio, 26,754 shares
      (Cost $276,109)                                               $           312,489  $                    $

  Investments in Mercury V.I. Funds, Inc. (Note 1):
    Mercury V.I. U.S. Large Cap Fund, 3,879 shares
      (Cost $43,096)                                                                                  38,593

  Investments in Defined Asset Funds, Equity Investor Fund (Note 1):
    2000 ML Select Ten V.I. Trust, 21,911 shares
      (Cost $20,220)                                                                                                       23,219
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           312,489  $            38,593  $            23,219
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           312,489  $            33,510  $            23,219
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                5,083                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           312,489  $            38,593  $            23,219
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 27,032                3,371                2,176
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             11.56  $              9.94  $             10.67
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       MFS
                                                                                                Premier              Emerging
                                                                            Quasar               Growth               Growth
                                                                          Portfolio            Portfolio              Series
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
    Quasar Portfolio, 11,789 shares
      (Cost $141,898)                                               $           139,581  $                    $
    Premier Growth Portfolio, 28,398 shares
      (Cost $822,259)                                                                                910,170

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 16,470 shares
      (Cost $386,189)                                                                                                     474,993
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           139,581  $           910,170  $           474,993
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           139,581  $           910,170  $           474,993
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           139,581  $           910,170  $           474,993
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 15,221               43,927               21,940
                                                                    ==================== ==================== ====================

      Unit Value                                                    $              9.17  $             20.72  $             21.65
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT PLUS CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       AIM
                                                                             MFS                  AIM              V.I. Capital
                                                                           Research            V.I. Value          Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in MFS Variable Insurance Trust (cont'd) (Note 1):
    MFS Research Series, 17,529 shares
      (Cost $334,372)                                               $           364,596  $                    $

  Investments in AIM Variable Insurance Funds, Inc. (Note 1):
    AIM V.I. Value Fund, 17,266 shares
      (Cost $459,474)                                                                                471,529
    AIM V.I. Capital Appreciation Fund, 6,820 shares
      (Cost $195,564)                                                                                                     210,322
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           364,596  $           471,529  $           210,322
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           364,596  $           471,529  $           210,322
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $           364,596  $           471,529  $           210,322
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                 21,793               26,716               12,693
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             16.73  $             17.65  $             16.57
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT POWER CONTRACTS
DECEMBER 31, 2000
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic              Basic             Fundamental
                                                                            Money                Value                Growth
                                                                            Market               Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market Fund, 77,746 shares
      (Cost $77,746)                                                $            77,746  $                    $
    Basic Value Focus Fund, 851 shares
      (Cost $12,089)                                                                                  11,672
    Fundamental Growth Focus Fund, 3,314 shares
      (Cost $32,900)                                                                                                       30,593
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            77,746  $            11,672  $            30,593
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            77,746  $            11,672  $            29,666
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                  927
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            77,746  $            11,672  $            30,593
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                  7,519                1,068                3,239
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             10.34  $             10.93  $              9.16
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT POWER CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                    Mercury HW
                                                                          Government             Index            International
                                                                             Bond                 500               Value VIP
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd)
   (Note 1):
    Government Bond Fund, 686 shares
      (Cost $7,043)                                                 $             7,229  $                    $
    Index 500 Fund, 1,020 shares
      (Cost $18,693)                                                                                  17,129

  Investments in Mercury HW Variable Trust (Note 1):
    Mercury HW International Value VIP Portfolio, 599 shares
      (Cost $6,785)                                                                                                         6,997
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             7,229  $            17,129  $             6,997
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             7,229  $            17,129  $             6,997
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             7,229  $            17,129  $             6,997
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                    672                1,964                  671
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             10.76  $              8.72  $             10.43
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT POWER CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       MFS
                                                                           Growth &             Premier              Emerging
                                                                            Income               Growth               Growth
                                                                          Portfolio            Portfolio              Series
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in Alliance Variable Products Series Fund, Inc. (Note 1):
    Growth and Income Portfolio, 1,090 shares
      (Cost $24,726)                                                $            25,235  $                    $
    Premier Growth Portfolio, 1,437 shares
      (Cost $52,741)                                                                                  46,054

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 904 shares
      (Cost $29,129)                                                                                                       26,064
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            25,235  $            46,054  $            26,064
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            25,235  $            46,054  $            26,064
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            25,235  $            46,054  $            26,064
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                  2,339                5,973                3,394
                                                                    ==================== ==================== ====================

      Unit Value                                                    $             10.79  $              7.71  $              7.68
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT POWER CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                       AIM
                                                                            Growth                AIM           V.I. International
                                                                         With Income           V.I. Value             Equity
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investments in MFS Variable Insurance Trust (cont'd) (Note 1):
    MFS Growth With Income Series, 349 shares
      (Cost $7,371)                                                 $             7,328  $                    $

  Investments in AIM Variable Insurance Funds, Inc. (Note 1):
    AIM V.I. Value Fund, 800 shares
      (Cost $24,601)                                                                                  21,835
    AIM V.I. International Equity Fund, 1,036 shares
      (Cost $21,573)                                                                                                       20,844
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             7,328  $            21,835  $            20,844
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             7,328  $            21,835  $            20,844
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $             7,328  $            21,835  $            20,844
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                    760                2,807                2,746
                                                                    ==================== ==================== ====================

      Unit Value                                                    $              9.64  $              7.78  $              7.59
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT POWER CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                            Davis                                  Total Return
                                                                            Value                Trend                 Bond
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands, except unit values)

Assets
  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 2,652 shares
      (Cost $29,145)                                                $            29,329  $                    $

  Investment in Delaware Group Premium Fund (Note 1):
    Trend Series, 431 shares
      (Cost $15,072)                                                                                  12,838

  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Bond Portfolio, 4,535 shares
      (Cost $43,429)                                                                                                       44,312
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            29,329  $            12,838  $            44,312
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            29,329  $            12,838  $            44,312
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
      Total Net Assets                                              $            29,329  $            12,838  $            44,312
                                                                    ==================== ==================== ====================

      Units Outstanding (Note 7)                                                  3,024                1,581                4,134
                                                                    ==================== ==================== ====================

      Unit Value                                                    $              9.70  $              8.12  $             10.72
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
RETIREMENT POWER CONTRACTS
DECEMBER 31, 2000 (continued)
================================================================================

                                                                              Divisions Investing In
                                                                    ==========================================
                                                                           Seligman
                                                                          Small-Cap             Emerging
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands, except unit values)

Assets
  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 852 shares
      (Cost $8,179)                                                 $             9,018  $

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 1,536 shares
      (Cost $74,244)                                                                                  63,660
                                                                    -------------------- --------------------
Total Net Assets                                                    $             9,018  $            63,660
                                                                    ==================== ====================

Net Assets
  Accumulation Units                                                $             9,018  $            63,660
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 5)                                                        0                    0
                                                                    -------------------- --------------------
      Total Net Assets                                              $             9,018  $            63,660
                                                                    ==================== ====================

      Units Outstanding (Note 7)                                                    743                8,225
                                                                    ==================== ====================

      Unit Value                                                    $             12.14  $              7.74
                                                                    ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            21,778  $            29,943  $            40,437
 Asset-Based Insurance Charges (Note 3)                                          (5,019)              (6,280)              (5,479)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   16,759               23,663               34,958
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               (9,528)             (17,202)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               23,511              (51,776)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0               13,983              (68,978)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       16,759               37,646              (34,020)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         833,118                2,856                2,896
 Contract Owner Withdrawals                                                    (257,671)             (46,865)             (36,000)
 Net Transfers In (Out) (Note 4)                                               (676,055)             (26,431)             (19,242)
 Contract Maintenance Charges (Note 3)                                              (52)                 (96)                 (99)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (100,660)             (70,536)             (52,445)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (83,901)             (32,890)             (86,465)
Net Assets, Beginning of Period                                                 425,392              483,690              448,983
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           341,491  $           450,800  $           362,518
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Small Cap
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $           199,583  $           118,435  $            16,812
 Asset-Based Insurance Charges (Note 3)                                         (10,619)              (6,808)              (1,790)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                  188,964              111,627               15,022
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            31,014               (2,362)               3,477
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (302,009)             (48,769)             (21,796)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (270,995)             (51,131)             (18,319)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (82,031)              60,496               (3,297)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           6,024                3,727                    0
 Contract Owner Withdrawals                                                     (69,997)             (37,526)             (14,607)
 Net Transfers In (Out) (Note 4)                                                (24,949)              19,788              (12,475)
 Contract Maintenance Charges (Note 3)                                             (169)                 (99)                 (36)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (89,091)             (14,110)             (27,118)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (171,122)              46,386              (30,415)
Net Assets, Beginning of Period                                                 830,595              463,130              145,737
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           659,473  $           509,516  $           115,322
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources             Strategy             Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                49  $            75,299  $            33,747
 Asset-Based Insurance Charges (Note 3)                                            (184)              (7,789)              (1,340)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (135)              67,510               32,407
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (278)               9,546                9,289
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,756             (139,972)             (45,655)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  4,478             (130,426)             (36,366)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,343              (62,916)              (3,959)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                4,307                    0
 Contract Owner Withdrawals                                                      (1,455)             (53,581)             (10,874)
 Net Transfers In (Out) (Note 4)                                                 (1,605)             (44,272)             (11,438)
 Contract Maintenance Charges (Note 3)                                               (4)                (167)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (3,064)             (93,713)             (22,336)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           1,279             (156,629)             (26,295)
Net Assets, Beginning of Period                                                  13,375              645,549              112,877
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            14,654  $           488,920  $            86,582
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             6,584  $             1,534  $            91,627
 Asset-Based Insurance Charges (Note 3)                                          (1,818)                (469)             (11,217)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    4,766                1,065               80,410
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,156               (2,019)              12,380
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (32,802)                 312               (1,186)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (31,646)              (1,707)              11,194
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (26,880)                (642)              91,604
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0               10,162
 Contract Owner Withdrawals                                                     (13,323)              (5,052)             (55,595)
 Net Transfers In (Out) (Note 4)                                                (15,114)              (5,126)              32,675
 Contract Maintenance Charges (Note 3)                                              (42)                 (10)                (174)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (28,479)             (10,188)             (12,932)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (55,359)             (10,830)              78,672
Net Assets, Beginning of Period                                                 162,691               41,642              806,414
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           107,332  $            30,812  $           885,086
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            18,936  $               507  $             4,486
 Asset-Based Insurance Charges (Note 3)                                          (4,312)              (1,003)              (6,000)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   14,624                 (496)              (1,514)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (445)              (9,996)              11,997
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 15,949              (12,804)             (58,552)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 15,504              (22,800)             (46,555)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       30,128              (23,296)             (48,069)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,336                1,088                9,423
 Contract Owner Withdrawals                                                     (24,159)              (6,131)             (26,996)
 Net Transfers In (Out) (Note 4)                                                (45,129)             (23,856)              13,997
 Contract Maintenance Charges (Note 3)                                              (47)                 (16)                 (90)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (66,999)             (28,915)              (3,666)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (36,871)             (52,211)             (51,735)
Net Assets, Beginning of Period                                                 337,825               85,602              457,104
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           300,954  $            33,391  $           405,369
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global              Balanced              Focus
                                                                            Growth              Capital               Twenty
                                                                            Focus                Focus                Select
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            16,642  $               978  $                83
 Asset-Based Insurance Charges (Note 3)                                          (3,072)                (410)                (128)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   13,570                  568                  (45)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               847                  245                 (265)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (60,297)                 712              (10,517)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (59,450)                 957              (10,782)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (45,880)               1,525              (10,827)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           5,516                1,155                1,481
 Contract Owner Withdrawals                                                     (12,116)              (1,943)                (272)
 Net Transfers In (Out) (Note 4)                                                130,112                1,525               68,210
 Contract Maintenance Charges (Note 3)                                              (32)                  (6)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         123,480                  731               69,418
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                 (555)                 752
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          77,600                1,701               59,343
Net Assets, Beginning of Period                                                 163,920               31,441                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           241,520  $            33,142  $            59,343
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                          Mercury HW            Mercury
                                                                        International          V.I. U.S.             2000 ML
                                                                          Value VIP            Large Cap            Select Ten
                                                                          Portfolio               Fund              V.I. Trust
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             4,463  $               514  $               284
 Asset-Based Insurance Charges (Note 3)                                          (4,129)                (349)                (192)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      334                  165                   92
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             3,810                  200                  146
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,509               (5,695)               3,000
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  5,319               (5,495)               3,146
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        5,653               (5,330)               3,238
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,837                1,369                  382
 Contract Owner Withdrawals                                                     (17,517)                (674)                (543)
 Net Transfers In (Out) (Note 4)                                                 63,255               26,377               20,146
 Contract Maintenance Charges (Note 3)                                              (41)                  (3)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          48,534               27,069               19,981
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                 (964)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          54,187               20,775               23,219
Net Assets, Beginning of Period                                                 258,302               17,818                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           312,489  $            38,593  $            23,219
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                           1999 ML                                   Premier
                                                                          Select Ten             Quasar               Growth
                                                                          V.I. Trust           Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               255  $             2,497  $            59,382
 Asset-Based Insurance Charges (Note 3)                                            (211)              (1,242)             (14,935)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       44                1,255               44,447
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (11,743)                 579               46,551
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,817              (11,782)            (292,908)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,926)             (11,203)            (246,357)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (1,882)              (9,948)            (201,910)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             432                1,313               19,243
 Contract Owner Withdrawals                                                      (1,487)              (4,305)             (64,927)
 Net Transfers In (Out) (Note 4)                                                (57,637)              75,705               86,129
 Contract Maintenance Charges (Note 3)                                               (3)                 (13)                (202)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (58,695)              72,700               40,243
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (60,577)              62,752             (161,667)
Net Assets, Beginning of Period                                                  60,577               76,829            1,071,837
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           139,581  $           910,170
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS
                                                                           Emerging               MFS                AIM V.I.
                                                                            Growth              Research              Value
                                                                            Series               Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            28,378  $            18,724  $            21,461
 Asset-Based Insurance Charges (Note 3)                                          (7,080)              (4,269)              (7,390)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   21,298               14,455               14,071
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            17,767               17,486               25,641
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (160,275)             (59,966)            (130,808)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (142,508)             (42,480)            (105,167)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (121,210)             (28,025)             (91,096)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          12,971                6,413               12,253
 Contract Owner Withdrawals                                                     (29,427)             (18,951)             (32,350)
 Net Transfers In (Out) (Note 4)                                                128,199               99,802               37,723
 Contract Maintenance Charges (Note 3)                                              (86)                 (60)                 (97)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         111,657               87,204               17,529
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (9,553)              59,179              (73,567)
Net Assets, Beginning of Period                                                 484,546              305,417              545,096
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           474,993  $           364,596  $           471,529
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                   Divisions Investing In
                                                                    =====================
                                                                           AIM V.I.
                                                                           Capital
                                                                         Appreciation
                                                                             Fund
                                                                    ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             5,936
 Asset-Based Insurance Charges (Note 3)                                          (2,902)
                                                                    --------------------
  Net Investment Income (Loss)                                                    3,034
                                                                    --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             1,527
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (39,515)
                                                                    --------------------
  Net Gain (Loss) on Investments                                                (37,988)
                                                                    --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (34,954)
                                                                    --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,534
 Contract Owner Withdrawals                                                     (12,842)
 Net Transfers In (Out) (Note 4)                                                 90,697
 Contract Maintenance Charges (Note 3)                                              (34)
                                                                    --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          85,355
                                                                    --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0
                                                                    --------------------

Total Increase (Decrease) in Net Assets                                          50,401
Net Assets, Beginning of Period                                                 159,921
                                                                    --------------------
Net Assets, End of Period                                           $           210,322
                                                                    ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)
FOR THE YEAR ENDED DECEMBER 31, 2000
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic              Basic             Fundamental
                                                                            Money                Value                Growth
                                                                            Market               Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             1,956  $               956  $               129
 Asset-Based Insurance Charges (Note 3)                                            (502)                 (56)                (134)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    1,454                  900                   (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                   13                  133
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                 (416)              (2,230)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                 (403)              (2,097)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,454                  497               (2,102)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         476,185                  192                  965
 Contract Owner Withdrawals                                                      (1,942)                (145)                (210)
 Net Transfers In (Out) (Note 4)                                               (397,951)              11,128               31,013
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          76,292               11,175               31,768
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                  927
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          77,746               11,672               30,593
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            77,746  $            11,672  $            30,593
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                    Mercury HW
                                                                          Government             Index            International
                                                                             Bond                 500               Value VIP
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               109  $               161  $               357
 Asset-Based Insurance Charges (Note 3)                                             (32)                 (94)                (119)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       77                   67                  238
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                24                   (3)               1,333
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    185               (1,563)                 213
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    209               (1,566)               1,546
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          286               (1,499)               1,784
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             172                  511                  571
 Contract Owner Withdrawals                                                         (45)                (228)                (212)
 Net Transfers In (Out) (Note 4)                                                  6,816               18,345                4,854
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           6,943               18,628                5,213
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           7,229               17,129                6,997
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,229  $            17,129  $             6,997
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       MFS
                                                                           Growth &             Premier              Emerging
                                                                            Income               Growth               Growth
                                                                          Portfolio            Portfolio              Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               110  $               234  $                 9
 Asset-Based Insurance Charges (Note 3)                                             (69)                (208)                (124)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       41                   26                 (115)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (2)                (242)                (298)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    509               (6,687)              (3,064)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    507               (6,929)              (3,362)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          548               (6,903)              (3,477)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             482                1,040                  725
 Contract Owner Withdrawals                                                        (231)                (486)                (185)
 Net Transfers In (Out) (Note 4)                                                 24,436               52,403               29,001
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          24,687               52,957               29,541
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          25,235               46,054               26,064
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            25,235  $            46,054  $            26,064
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                             MFS                                       AIM
                                                                            Growth                AIM           V.I. International
                                                                         With Income           V.I. Value             Equity
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                 1  $               941  $             1,319
 Asset-Based Insurance Charges (Note 3)                                             (30)                (120)                (139)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (29)                 821                1,180
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 1                 (560)              (2,343)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    (43)              (2,766)                (728)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (42)              (3,326)              (3,071)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (71)              (2,505)              (1,891)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             158                  550                  962
 Contract Owner Withdrawals                                                         (71)                (299)                (257)
 Net Transfers In (Out) (Note 4)                                                  7,312               24,089               22,030
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           7,399               24,340               22,735
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           7,328               21,835               20,844
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             7,328  $            21,835  $            20,844
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================

                                                                            Davis                                  Total Return
                                                                            Value                Trend                 Bond
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               327  $                 0  $               823
 Asset-Based Insurance Charges (Note 3)                                            (134)                 (63)                (199)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      193                  (63)                 624
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (7)                (195)                 120
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    183               (2,233)                 882
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    176               (2,428)               1,002
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          369               (2,491)               1,626
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             795                  373                1,342
 Contract Owner Withdrawals                                                        (203)                (150)                (516)
 Net Transfers In (Out) (Note 4)                                                 28,368               15,106               41,860
 Contract Maintenance Charges (Note 3)                                                0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          28,960               15,329               42,686
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          29,329               12,838               44,312
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            29,329  $            12,838  $            44,312
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)
FOR THE YEAR ENDED DECEMBER 31, 2000 (continued)
================================================================================

                                                                             Divisions Investing In
                                                                    ==========================================
                                                                           Seligman
                                                                          Small-Cap             Emerging
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               115  $                 0
 Asset-Based Insurance Charges (Note 3)                                             (38)                (284)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                       77                 (284)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               205                 (129)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    840              (10,584)
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,045              (10,713)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,122              (10,997)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             162                1,650
 Contract Owner Withdrawals                                                         (71)                (655)
 Net Transfers In (Out) (Note 4)                                                  7,805               73,662
 Contract Maintenance Charges (Note 3)                                                0                    0
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           7,896               74,657
                                                                    -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           9,018               63,660
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $             9,018  $            63,660
                                                                    ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Domestic                                    High
                                                                            Money                Prime               Current
                                                                            Market                Bond                Income
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            19,316  $            35,945  $            50,612
 Asset-Based Insurance Charges (Note 3)                                          (5,503)              (6,858)              (6,201)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   13,813               29,087               44,411
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0               (5,582)             (15,450)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0              (42,613)              (8,706)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0              (48,195)             (24,156)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       13,813              (19,108)              20,255
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         977,544                4,318                6,512
 Contract Owner Withdrawals                                                    (136,408)             (44,161)             (36,245)
 Net Transfers In (Out) (Note 4)                                               (806,760)              18,277              (11,325)
 Contract Maintenance Charges (Note 3)                                              (62)                (119)                (130)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          34,314              (21,685)             (41,188)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          48,127              (40,793)             (20,933)
Net Assets, Beginning of Period                                                 377,265              524,483              469,916
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           425,392  $           483,690  $           448,983
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Small Cap
                                                                           Quality               Value               American
                                                                            Equity               Focus               Balanced
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $           167,734  $            52,283  $            30,545
 Asset-Based Insurance Charges (Note 3)                                         (10,015)              (5,177)              (2,045)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                  157,719               47,106               28,500
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            30,501               (3,647)               3,154
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,963               69,787              (21,359)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 40,464               66,140              (18,205)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      198,183              113,246               10,295
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           5,883                2,906                    0
 Contract Owner Withdrawals                                                     (69,769)             (26,431)             (13,176)
 Net Transfers In (Out) (Note 4)                                                (52,399)             (17,171)             (16,375)
 Contract Maintenance Charges (Note 3)                                             (202)                (108)                 (48)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (116,487)             (40,804)             (29,599)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          81,696               72,442              (19,304)
Net Assets, Beginning of Period                                                 748,899              390,688              165,041
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           830,595  $           463,130  $           145,737
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Natural               Global            Utilities &
                                                                          Resources             Strategy             Telecom
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $               313  $            84,773  $            15,040
 Asset-Based Insurance Charges (Note 3)                                            (189)              (8,375)              (1,525)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      124               76,398               13,515
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,198)              14,199                9,554
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,175               20,188              (11,924)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  2,977               34,387               (2,370)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        3,101              110,785               11,145
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                4,253                    0
 Contract Owner Withdrawals                                                      (1,302)             (50,617)              (9,999)
 Net Transfers In (Out) (Note 4)                                                 (2,733)            (105,406)             (14,750)
 Contract Maintenance Charges (Note 3)                                               (5)                (215)                 (31)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (4,040)            (151,985)             (24,780)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (939)             (41,200)             (13,635)
Net Assets, Beginning of Period                                                  14,314              686,749              126,512
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,375  $           645,549  $           112,877
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                        International            Global               Basic
                                                                            Equity                Bond                Value
                                                                            Focus                Focus                Focus
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             7,966  $             2,889  $           163,744
 Asset-Based Insurance Charges (Note 3)                                          (2,014)                (677)              (9,258)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    5,952                2,212              154,486
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (1,717)                (412)               8,015
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 41,536               (6,979)             (53,142)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 39,819               (7,391)             (45,127)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       45,771               (5,179)             109,359
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                    0               11,021
 Contract Owner Withdrawals                                                     (12,706)              (4,959)             (42,778)
 Net Transfers In (Out) (Note 4)                                                (33,531)              (9,837)             141,750
 Contract Maintenance Charges (Note 3)                                              (57)                 (15)                (177)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (46,294)             (14,811)             109,816
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                            (523)             (19,990)             219,175
Net Assets, Beginning of Period                                                 163,214               61,632              587,239
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           162,691  $            41,642  $           806,414
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                               Developing
                                                                          Government        Capital Markets           Index
                                                                             Bond                Focus                 500
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $            21,411  $             1,710  $            16,272
 Asset-Based Insurance Charges (Note 3)                                          (4,593)                (840)              (5,685)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   16,818                  870               10,587
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                (3)              (5,016)              39,321
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (27,400)              35,906               22,491
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (27,403)              30,890               61,812
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (10,585)              31,760               72,399
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,843                  959               14,392
 Contract Owner Withdrawals                                                     (24,342)              (3,593)             (19,854)
 Net Transfers In (Out) (Note 4)                                                 45,493                3,201               66,848
 Contract Maintenance Charges (Note 3)                                              (54)                 (19)                 (79)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          23,940                  548               61,307
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          13,355               32,308              133,706
Net Assets, Beginning of Period                                                 324,470               53,294              323,398
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           337,825  $            85,602  $           457,104
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                            Global              Balanced            Mercury HW
                                                                            Growth              Capital           International
                                                                            Focus                Focus              Value VIP
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,077  $             1,021  $             1,390
 Asset-Based Insurance Charges (Note 3)                                          (1,634)                (329)              (2,777)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      443                  692               (1,387)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             3,667                  217               (7,998)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 38,799                  896               39,960
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 42,466                1,113               31,962
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       42,909                1,805               30,575
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,856                1,809                1,660
 Contract Owner Withdrawals                                                      (5,856)                (745)             (11,889)
 Net Transfers In (Out) (Note 4)                                                111,126               11,852              (28,213)
 Contract Maintenance Charges (Note 3)                                              (21)                  (5)                 (37)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         107,105               12,911              (38,479)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                    (3,290)              (8,750)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         146,724                5,966               (7,904)
Net Assets, Beginning of Period                                                  17,196               25,475              266,206
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           163,920  $            31,441  $           258,302
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                           Mercury
                                                                          V.I. U.S.             1999 ML              1998 ML
                                                                          Large Cap            Select Ten           Select Ten
                                                                             Fund              V.I. Trust           V.I. Trust
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                59  $               768  $               142
 Asset-Based Insurance Charges (Note 3)                                             (37)                (633)                (133)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                       22                  135                    9
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                20               (1,684)               3,621
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,219               (9,789)                (700)
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,239              (11,473)               2,921
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,261              (11,338)               2,930
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             878                2,626                1,124
 Contract Owner Withdrawals                                                         (90)              (2,278)                (236)
 Net Transfers In (Out) (Note 4)                                                  9,722               71,580              (24,734)
 Contract Maintenance Charges (Note 3)                                                0                   (8)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          10,510               71,920              (23,847)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                     6,047                   (5)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          17,818               60,577              (20,917)
Net Assets, Beginning of Period                                                       0                    0               20,917
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            17,818  $            60,577  $                 0
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                       MFS
                                                                                                Premier              Emerging
                                                                            Quasar               Growth               Growth
                                                                          Portfolio            Portfolio              Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $                56  $            11,371  $                 0
 Asset-Based Insurance Charges (Note 3)                                            (560)             (11,044)              (3,771)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (504)                 327               (3,771)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (234)              35,237                2,757
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  9,879              193,858              198,193
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  9,645              229,095              200,950
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        9,141              229,422              197,179
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,384               21,828                7,855
 Contract Owner Withdrawals                                                      (1,521)             (37,931)             (12,050)
 Net Transfers In (Out) (Note 4)                                                 57,478              233,121               82,702
 Contract Maintenance Charges (Note 3)                                               (7)                (161)                 (60)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          57,334              216,857               78,447
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          66,475              446,279              275,626
Net Assets, Beginning of Period                                                  10,354              625,558              208,920
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            76,829  $         1,071,837  $           484,546
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
RETIREMENT PLUS CONTRACTS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)
================================================================================

                                                                                           Divisions Investing In
                                                                    ==============================================================
                                                                                                                     AIM V.I.
                                                                             MFS                AIM V.I.             Capital
                                                                           Research              Value             Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Reinvested Dividends (Note 2)                                      $             2,993  $             8,995  $             3,374
 Asset-Based Insurance Charges (Note 3)                                          (3,332)              (5,647)              (1,497)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (339)               3,348                1,877
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             4,059                9,744                2,019
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 51,107               94,933               42,440
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 55,166              104,677               44,459
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       54,827              108,025               46,336
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           7,367               13,978                3,381
 Contract Owner Withdrawals                                                     (11,018)             (21,606)              (5,263)
 Net Transfers In (Out) (Note 4)                                                 45,757              148,457               19,341
 Contract Maintenance Charges (Note 3)                                              (54)                 (79)                 (26)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          42,052              140,750               17,433
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          96,879              248,775               63,769
Net Assets, Beginning of Period                                                 208,538              296,321               96,152
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           305,417  $           545,096  $           159,921
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of forty-four investment divisions that support two annuity contracts (Retirement Plus and Retirement Power). Merrill Lynch Life commenced sales of Retirement Power on April 3, 2000. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc.: Twenty-three of the investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), formerly Merrill Lynch Asset Management, L.P., an indirect subsidiary of Merrill Lynch & Co. The Fundamental Growth Focus Fund commenced operations on April 3, 2000. The Focus Twenty Select Fund commenced operations on July 10, 2000. Effective April 4, 2000, (i) the Special Value
      Focus  Fund  was renamed Small Cap Value  Focus  Fund;
      (ii) the Global Utility Focus Fund was renamed the Utilities and Telecommunications Focus Fund; and
      (iii) the Capital Focus Fund was renamed Balanced Capital Focus Fund. Prior to the periods included in these financial statements, the American Balanced Fund, Natural Resources Focus Fund, Utilities and Telecommunications Focus Fund, International Equity Focus Fund and Global Bond Focus Fund were closed to allocations of premiums and contract value. Domestic Money Market Fund, Basic Value Focus Fund, Fundamental Growth Focus Fund, Government Bond Fund, and Index 500 Fund are new investment divisions for Retirement Power Contracts.
   - Mercury HW Variable Trust: Two of the investment divisions invest in the shares of a single mutual fund portfolio of the Mercury HW Variable Trust ("Mercury Trust"). The investment advisor to the funds of the Mercury Trust is Mercury Advisors, a division of MLIM. Effective following close of business on October 5, 2000, the Hotchkis and Wiley Variable Trust was renamed Mercury HW Variable Trust, and the International VIP Portfolio was renamed Mercury HW
      International Value VIP Portfolio. The Mercury HW International Value VIP Portfolio is a new investment division for Retirement Power Contracts.
   - Mercury V.I. Funds, Inc.: One of the investment divisions invests in the shares of a single mutual fund portfolio of the Mercury V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Advisors. This investment division commenced operations on June 18, 1999.
   - Defined Asset Funds, Equity Investor Fund: One of the investment divisions invests in the units of a single unit investment trust of the Equity Investor Fund. Equity Investor Fund is sponsored by Merrill Lynch, Pierce, Fenner & Smith, Incorporated, a wholly owned subsidiary of Merrill Lynch & Co. The unit investment trust of the Equity Investor Fund has annual rollovers that occur on or about May 1 of each year.
   - Alliance Variable Products Series Fund, Inc.: Four of the investment divisions each invest in the shares of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management, L.P. Alliance Growth and Income Portfolio and Alliance Premier Growth Portfolio are new investment divisions for Retirement Power Contracts.
   - MFS Variable Insurance Trust: Four of the investment divisions each invest in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company. MFS Emerging Growth Series and MFS Growth With Income Series are new investment divisions for Retirement Power Contracts.
   - AIM Variable Insurance Funds, Inc.: Four of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc. AIM V.I. International Equity Fund and AIM V.I. Value Fund are new investment divisions for Retirement Power Contracts.
   -  Davis   Variable  Account  Fund,  Inc.:   One  of  the
      investment divisions invests in the shares of the Davis Value Portfolio of the Davis Variable Account Fund, Inc. The investment advisor to the Davis Value Portfolio is Davis Selected Advisers, L.P. The Davis Value Portfolio is a new investment division for Retirement Power Contracts.
   - Delaware Group Premium Fund: One of the investment divisions invests in the shares of the Trend Series of the Delaware Group Premium Fund. The investment advisor to the Trend Series is Delaware Management Company. The Trend Series is a new investment division for Retirement Power Contracts.
   - PIMCO Variable Insurance Trust: One of the investment divisions invests in the shares of the Total Return Bond Portfolio of the PIMCO Variable Insurance Trust. The investment advisor to the Total Return Bond Portfolio is Pacific Investment Management Company. The Total Return Bond Portfolio is a new investment division for Retirement Power Contracts.
   - Seligman Portfolios, Inc.: One of the investment divisions invests in the shares of the Seligman Small-Cap Value Portfolio of the Seligman Portfolios, Inc. The investment advisor to the Seligman Small-Cap Value Portfolio is J. & W. Seligman & Co. Inc. The Seligman Small-Cap Value Portfolio is a new investment division for Retirement Power Contracts.
   - Van Kampen Life Investment Trust: One of the investment divisions invests in the shares of the Emerging Growth Portfolio of the Van Kampen Life Investment Trust. The investment advisor to the Emerging Growth Portfolio is Van Kampen Asset Management, Inc. The Emerging Growth Portfolio is a new investment division for Retirement Power Contracts.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   A provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account A and deducts daily charges to cover these risks. Additionally, Merrill Lynch Life deducts daily charges to reimburse Merrill Lynch Life for costs associated with the establishment and administration of Contracts investing in Separate Account A. Daily charges deducted at annual rates to cover these risks and charges are as follows:

                                               Annual Rates
                                               ------------
   Retirement Plus Contracts - mortality and
    expense risks                                  1.25%
   Retirement Plus Contracts - administrative
    charge                                          .10%
   Retirement Power Contracts - mortality and
    expense risks and administrative charge        1.59%

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. Merrill Lynch Life will waive the contract maintenance charge if the following conditions are met:

   - Retirement Plus Contracts - The Contract value is equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   - Retirement Power Contracts - The greater of (i) the Contract value or (ii) premiums less withdrawals is equal to or greater than $25,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

   Charges for transfers among the Separate Account A investment divisions vary by contract type as follows:

   - Retirement Plus Contracts - Contract owners may make up to six transfers among investment divisions per contract year without charge. Certain transfers from the Equity Investor Fund do not count towards the six transfers. Additional transfers may be permitted at a charge of $25 per transfer.

   - Retirement Power Contracts - Contract owners may make up to twelve transfers among investment divisions per contract year without charge. Additional transfers may be permitted at a charge of $25 per transfer.

4. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Reserve Assets Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power Contracts, net transfers include transfers among applicable Separate Account A investment divisions.

5. INVESTMENTS IN SEPARATE ACCOUNT

   The $6.8 million in net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.

6. PURCHASES AND SALES OF INVESTMENTS

   The  cost  of  purchases  and   proceeds  from  sales  of
   investments for the year ended December 31, 2000 (or from inception to December 31, 2000 if less than one year) were as follows:

   RETIREMENT PLUS CONTRACTS:

   (In thousands)
                                      Purchases     Sales
                                     ----------- -----------
   Domestic Money Market Fund        $   220,838 $   304,867
   Prime Bond Fund                        49,321      96,333
   High Current Income Fund               60,842      78,453
   Quality Equity Fund                   202,815     103,188
   Small Cap Value Focus Fund            144,709      47,328
   American Balanced Fund                 16,812      28,950
   Natural Resources Focus Fund               92       3,295
   Global Strategy Focus Fund             75,841     102,233
   Utilities and
    Telecomunications Focus Fund          33,919      23,881
   International Equity Focus Fund         6,585      30,348
   Global Bond Focus Fund                  1,569      10,704
   Basic Value Focus Fund                132,607      65,368
   Government Bond Fund                   28,065      80,540
   Developing Capital
    Markets Focus Fund                    14,653      44,088
   Index 500 Fund                         36,859      42,174
   Global Growth Focus Fund              140,330       3,327
   Balanced Capital Focus Fund             6,166       5,432
   Focus Twenty Select Fund               72,180       1,806
   Mercury HW International Value
    VIP Portfolio                         82,391      33,599
   Mercury V.I. U.S. Large Cap Fund       29,316       2,007
   2000 ML Select 10 V.I. Trust           24,720       4,647
   1999 ML Select 10 V.I. Trust            5,704     125,503
   Quasar Portfolio                       81,014       7,082
   Premier Growth Portfolio              171,587      87,214
   MFS Emerging Growth Series            160,367      27,552
   MFS Research Series                   140,326      38,758
   AIM V.I. Value Fund                    94,234      62,795
   AIM V.I. Capital Appreciation Fund     91,379       3,039
                                     ----------- -----------
                                     $ 2,125,241 $ 1,464,511
                                     =========== ===========

6. PURCHASES AND SALES OF INVESTMENTS (continued)


   RETIREMENT POWER CONTRACTS:

   (In thousands)
                                      Purchases     Sales
                                     ----------- -----------
   Domestic Money Market Fund        $   330,753 $   271,879
   Basic Value Focus Fund                 11,392         418
   Fundamental Growth Focus Fund          31,531       1,702
   Government Bond Fund                    7,144         101
   Index 500 Fund                         18,286         136
   Mercury HW International Value
    VIP Portfolio                        173,099     140,887
   Growth and Income Portfolio            16,860           -
   Premier Growth Portfolio               48,291       1,596
   MFS Emerging Growth Series             29,879          66
   MFS Growth With Income Series           7,666         420
   AIM V.I. Value Fund                    27,315       2,462
   AIM V.I. International Equity Fund    109,407      81,463
   Davis Value Portfolio                  29,011          58
   Trend Series                           14,542         120
   Total Return Bond Portfolio            44,113         220
   Seligman Small-Cap Value Portfolio      9,286       1,145
   Emerging Growth Portfolio              66,351         698
                                     ----------- -----------
                                     $   974,926     503,371
                                     =========== ===========

7. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 or lesser time period, if applicable. For all funds, excluding the Domestic Money Market Fund, the total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect the contingent deferred sales charge. Total return calculations for the Domestic Money Market Fund represent the effective yield for the seven day period ended December 31.

   RETIREMENT PLUS CONTRACTS:

   Domestic Money Market Fund
   --------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       25,465  $13.41  $341,491     1.35%     4.60%
     1999       33,182   12.82   425,392     1.35      4.02
     1998       30,449   12.39   377,265     1.35      3.41
     1997       24,720   11.94   295,161     1.35      4.05
     1996       22,092   11.50   254,057     1.35      3.76

   Prime Bond Fund
   ---------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       28,210  $15.98  $450,800     1.35%     8.43%
     1999       32,859   14.72   483,690     1.35     -3.76
     1998       34,325   15.28   524,483     1.35      6.30
     1997       32,189   14.36   462,231     1.35      7.07
     1996       34,996   13.40   468,950     1.35      0.80

   High Current Income Fund
   ------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       23,373  $15.51  $362,518     1.35%    -8.42%
     1999       26,536   16.92   448,983     1.35      4.43
     1998       29,043   16.18   469,916     1.35     -4.48
     1997       29,862   16.93   505,557     1.35      9.40
     1996       24,632   15.46   380,807     1.35      9.57

   Quality Equity Fund
   -------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       25,660  $25.70  $659,473     1.35%   -11.15%
     1999       28,750   28.89   830,595     1.35     29.54
     1998       33,613   22.28   748,899     1.35     13.92
     1997       38,816   19.54   758,463     1.35     21.92
     1996       42,909   16.01   686,968     1.35     15.77

   Small Cap Value Focus Fund
   --------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       22,009  $23.15  $509,516     1.35%    13.10%
     1999       22,647   20.45   463,130     1.35     32.22
     1998       25,287   15.45   390,688     1.35     -7.85
     1997       25,061   16.75   419,765     1.35     10.11
     1996       26,282   15.20   399,487     1.35      6.56

   American Balanced Fund
   ----------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        5,917  $19.49  $115,322     1.35%    -3.09%
     1999        7,254   20.09   145,737     1.35      7.16
     1998        8,812   18.73   165,041     1.35     11.93
     1997       10,337   16.72   172,828     1.35     15.42
     1996       12,954   14.47   187,443     1.35      7.95

   Natural Resources Focus Fund
   ----------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000          841  $17.42   $14,654     1.35%    37.17%
     1999        1,055   12.68    13,375     1.35     24.94
     1998        1,412   10.14    14,314     1.35    -16.52
     1997        2,034   12.14    24,695     1.35    -13.78
     1996        2,972   14.06    41,784     1.35     10.70

   Global Strategy Focus Fund
   --------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       26,893  $18.18  $488,920     1.35%   -10.92%
     1999       31,676   20.38   645,549     1.35     19.63
     1998       40,350   17.02   686,749     1.35      7.31
     1997       48,987   15.85   776,452     1.35     10.33
     1996       54,188   14.35   777,595     1.35     11.33

   Utilities and Telecommunications Focus Fund
   -------------------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        4,076  $21.24   $86,582     1.35%    -4.11%
     1999        5,103   22.12   112,877     1.35     11.01
     1998        6,354   19.91   126,512     1.35     22.27
     1997        7,582   16.27   123,352     1.35     24.09
     1996       10,021   13.10   131,272     1.35     10.50

   International Equity Focus Fund
   -------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        8,131  $13.20  $107,332     1.35%   -18.47%
     1999       10,055   16.18   162,691     1.35     35.65
     1998       13,704   11.91   163,214     1.35      6.25
     1997       33,699   11.20   377,426     1.35     -5.93
     1996       26,447   11.90   314,718     1.35      4.49

   Global Bond Focus Fund
   ----------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        2,519  $12.23   $30,812     1.35%    -1.07%
     1999        3,372   12.35    41,642     1.35     -9.50
     1998        4,522   13.63    61,632     1.35     11.00
     1997        5,666   12.27    69,523     1.35      0.48
     1996        7,187   12.20    87,677     1.35      6.21

   Basic Value Focus Fund
   ----------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       32,034  $27.63  $885,086     1.35%    11.03%
     1999       32,438   24.86   806,414     1.35     19.37
     1998       28,219   20.81   587,239     1.35      7.87
     1997       27,722   19.27   534,199     1.35     18.89
     1996       28,054   16.19   454,195     1.35     18.05

   Government Bond Fund Bond Fund
   ------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       21,134  $14.24  $300,954     1.35%     9.90%
     1999       26,087   12.95   337,825     1.35     -3.21
     1998       24,287   13.36   324,470     1.35      7.20
     1997       13,406   12.45   166,905     1.35      7.32
     1996        7,173   11.59    83,139     1.35      1.40

   Developing Capital Markets Focus Fund
   -------------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        4,531   $7.37   $33,391     1.35%   -29.72%
     1999        8,168   10.48    85,602     1.35     63.14
     1998        8,301    6.42    53,294     1.35    -30.40
     1997       12,982    9.21   119,564     1.35     -7.88
     1996        7,961    9.99    79,527     1.35      8.14

   Index 500 Fund
   --------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       22,710  $17.85  $405,369     1.35%   -10.67%
     1999       22,901   19.96   457,104     1.35     18.77
     1998       19,261   16.79   323,398     1.35     26.43
     1997       13,456   13.27   178,558     1.35     30.91
     1996           33   10.12       334     1.35      1.14

   Global Growth Focus Fund
   ------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       19,604  $12.32  $241,520     1.35%   -16.22%
     1999       11,159   14.69   163,920     1.35     36.70
     1998        1,299   10.74    13,950     1.35     13.02

   Balanced Capital Focus Fund
   ---------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        3,063  $10.82   $33,142     1.35%     4.90%
     1999        2,999   10.30    30,886     1.35      6.30
     1998        1,724    9.68    16,691     1.35     -5.60

   Focus Twenty Select Fund
   ------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        7,844   $7.47   $58,591     1.35%   -25.35%

   Mercury HW International Value VIP Portfolio
   --------------------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       27,032  $11.56  $312,489     1.35%     1.39%
     1999       22,678   11.39   258,302     1.35     19.93
     1998       28,051    9.49   266,206     1.35     -8.92

   Mercury V.I. U.S. Large Cap Fund
   --------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        3,371   $9.94   $33,510     1.35%   -17.15%
     1999          983   11.98    11,771     1.35     39.80

   2000 ML Select 10 V.I. Trust
   ----------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        2,176  $10.67   $23,219     1.35%    13.54%

   1999 ML Select 10 V.I. Trust
   ----------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     1999        6,451   $9.39   $60,577     1.35%    -7.34%

   Quasar Portfolio
   ----------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       15,221   $9.17  $139,581     1.35%    -7.44%
     1999        7,761    9.90    76,829     1.35     15.39
     1998        1,208    8.57    10,354     1.35    -23.80

   Premier Growth Portfolio
   ------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       43,927  $20.72  $910,170     1.35%   -17.78%
     1999       42,584   25.17 1,071,837     1.35     30.41
     1998       32,446   19.28   625,558     1.35     45.84
     1997       17,657   13.21   233,244     1.35     31.95
     1996           15   10.00       146     1.35     -0.08

   MFS Emerging Growth Series
   --------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       21,940  $21.65  $474,993     1.35%   -20.76%
     1999       17,749   27.30   484,546     1.35     74.17
     1998       13,341   15.66   208,920     1.35     32.23
     1997        6,319   11.83    74,749     1.35     20.15
     1996           24    9.83       235     1.35     -1.75

   MFS Research Series
   -------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       21,793  $16.73  $364,596     1.35%    -6.22%
     1999       17,139   17.82   305,417     1.35     22.26
     1998       14,323   14.56   208,538     1.35     21.61
     1997        9,050   11.96   108,233     1.35     18.53
     1996           25   10.08       253     1.35      0.70

   AIM V.I. Value Fund
   -------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       26,716  $17.65  $471,529     1.35%   -15.87%
     1999       26,007   20.96   545,096     1.35     28.03
     1998       18,124   16.35   296,321     1.35     30.50
     1997        8,189   12.52   102,528     1.35     21.91
     1996           30   10.26       306     1.35      2.49

   AIM V.I. Capital Appreciation Fund
   ----------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000       12,693  $16.57  $210,322     1.35%   -12.19%
     1999        8,479   18.86   159,921     1.35     42.53
     1998        7,273   13.22    96,152     1.35     17.59
     1997        9,025   11.23   101,349     1.35     11.87
     1996           53   10.03       532     1.35      0.16

7. UNIT VALUES
   RETIREMENT POWER CONTRACTS



   Domestic Money Market Fund
   --------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        7,519  $10.34   $77,746     1.59%     4.46%

   Basic Value Focus Fund
   ----------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        1,068  $10.93   $11,672     1.59%     9.29%

   Fundamental Growth Focus Fund
   -----------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        3,239   $9.16   $29,666     1.59%    -8.35%

   Government Bond Fund
   --------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000          672  $10.76    $7,229     1.59%     7.60%

   Index 500 Fund
   --------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        1,964   $8.72   $17,129     1.59%   -12.81%

   Mercury HW International Value VIP Portfolio
   --------------------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000          671  $10.43    $6,997     1.59%     4.29%

   Growth and Income Portfolio
   ---------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        2,339  $10.79   $25,235     1.59%     7.90%

   Premier Growth Portfolio
   ------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        5,973   $7.71   $46,054     1.59%   -22.86%

   MFS Emerging Growth Series
   --------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        3,394   $7.68   $26,064     1.59%   -23.18%

   MFS Growth With Income Series
   -----------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000          760   $9.64    $7,328     1.59%    -3.58%

   AIM V.I. Value Fund
   -------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        2,807   $7.78   $21,835     1.59%   -22.22%

   AIM V.I. International Equity Fund
   ----------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        2,746   $7.59   $20,844     1.59%   -24.13%

   Davis Value Portfolio
   ---------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        3,024   $9.70   $29,329     1.59%    -2.96%

   Trend Series
   ------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        1,581   $8.12   $12,838     1.59%   -18.78%

   Total Return Bond Portfolio
   ---------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        4,134  $10.72   $44,312     1.59%     7.16%

   Seligman Small-Cap Value Portfolio
   ----------------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000          743  $12.14    $9,018     1.59%    21.38%

   Emerging Growth Portfolio
   -------------------------
                           Net Assets      Expenses
                        ----------------  as a % of
                 Units    Unit             Average    Total
   December 31, (000's)  Value  (000's)   Net Assets  Return
   ---------------------------------------------------------
     2000        8,225   $7.74   $63,660     1.59%   -22.61%

8. UNITS ISSUED AND REDEEMED
   RETIREMENT PLUS CONTRACTS

   Units issued and redeemed during 2000 and 1999 were as follows:

                                                     Domestic                          High                          Small Cap
                                                       Money           Prime          Current         Quality          Value
                                                      Market           Bond           Income          Equity           Focus
                                                       Fund            Fund            Fund            Fund            Fund
                                                  =============== =============== =============== =============== ===============
(In thousands)

Outstanding at January 1, 1999                            30,449          34,325          29,043          33,613          25,287
Activity during 1999:
     Issued                                               78,933           3,073           3,049             805           2,304
     Redeemed                                            (76,200)         (4,539)         (5,556)         (5,668)         (4,944)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                          33,182          32,859          26,536          28,750          22,647
Activity during 2000:
     Issued                                               15,342           1,356           1,275             137           1,355
     Redeemed                                            (23,059)         (6,005)         (4,438)         (3,227)         (1,993)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                          25,465          28,210          23,373          25,660          22,009
                                                  =============== =============== =============== =============== ===============

                                                                      Natural         Global       Utillities &    International
                                                     American        Resources       Strategy         Telecom         Equity
                                                     Balanced          Focus           Focus           Focus           Focus
                                                       Fund            Fund            Fund            Fund            Fund
                                                  =============== =============== =============== =============== ===============
(In thousands)

Outstanding at January 1, 1999                             8,812           1,412          40,350           6,354          13,704
Activity during 1999:
     Issued                                                   35               6             535              35              32
     Redeemed                                             (1,593)           (363)         (9,209)         (1,286)         (3,681)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                           7,254           1,055          31,676           5,103          10,055
Activity during 2000:
     Issued                                                    0               0              33               0               0
     Redeemed                                             (1,337)           (214)         (4,816)         (1,027)         (1,924)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                           5,917             841          26,893           4,076           8,131
                                                  =============== =============== =============== =============== ===============


8. UNITS ISSUED AND REDEEMED (continued)
   RETIREMENT PLUS CONTRACTS

   Units issued and redeemed during 2000 and 1999 were as follows:

                                                      Global           Basic                        Developing
                                                       Bond            Value        Government    Capital Markets      Index
                                                       Focus           Focus           Bond            Focus           500
                                                       Fund            Fund            Fund            Fund            Fund
                                                  =============== =============== =============== =============== ===============
(In thousands)

Outstanding at January 1, 1999                             4,522          28,219          24,287           8,301          19,261
Activity during 1999:
     Issued                                                   15           7,623           5,195           2,077          11,236
     Redeemed                                             (1,165)         (3,404)         (3,395)         (2,210)         (7,596)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                           3,372          32,438          26,087           8,168          22,901
Activity during 2000:
     Issued                                                    0           1,833             772           1,483           1,839
     Redeemed                                               (853)         (2,237)         (5,725)         (5,120)         (2,030)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                           2,519          32,034          21,134           4,531          22,710
                                                  =============== =============== =============== =============== ===============


(CAPTION>
                                                      Global         Balanced          Focus        Mercury HW        Mercury
                                                      Growth          Capital         Twenty       International     V.I. U.S
                                                       Focus           Focus          Select         Value VIP       Large Cap
                                                       Fund            Fund            Fund          Portfolio         Fund
                                                  =============== =============== =============== =============== ===============
(In thousands)

Outstanding at January 1, 1999                             1,299           1,724               0          28,051               0
Activity during 1999:
     Issued                                               14,639           1,587               0           9,251           1,016
     Redeemed                                             (4,779)           (312)              0         (14,624)            (33)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                          11,159           2,999               0          22,678             983
Activity during 2000:
     Issued                                                8,666             521           8,039           7,376           2,562
     Redeemed                                               (221)           (457)           (195)         (3,022)           (174)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                          19,604           3,063           7,844          27,032           3,371
                                                  =============== =============== =============== =============== ===============


8. UNITS ISSUED AND REDEEMED (continued)
   RETIREMENT PLUS CONTRACTS

   Units issued and redeemed during 2000 and 1999 were as follows:

                                                                                                                        MFS
                                                      2000 ML         1999 ML                         Premier        Emerging
                                                    Select Ten      Select Ten        Quasar          Growth          Growth
                                                    V.I. Trust      V.I. Trust       Portfolio       Portfolio        Series
                                                  =============== =============== =============== =============== ===============
(In thousands)

Outstanding at January 1, 1999                                 0               0           1,208          32,446          13,341
Activity during 1999:
     Issued                                                    0           9,873           6,891          15,556           5,519
     Redeemed                                                  0          (3,422)           (338)         (5,418)         (1,111)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 1999                               0           6,451           7,761          42,584          17,749
Activity during 2000:
     Issued                                                4,016             300           8,161           4,991           5,137
     Redeemed                                             (1,840)         (6,751)           (701)         (3,648)           (946)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                           2,176               0          15,221          43,927          21,940
                                                  =============== =============== =============== =============== ===============

                                                                                     AIM V.I.
                                                        MFS          AIM V.I.         Capital
                                                     Research          Value       Appreciation
                                                      Series           Fund            Fund
                                                  =============== =============== ===============
(In thousands)

Outstanding at January 1, 1999                            14,323          18,124           7,273
Activity during 1999:
     Issued                                                4,386          10,538           2,069
     Redeemed                                             (1,570)         (2,655)           (863)
                                                  --------------- --------------- ---------------

Outstanding at December 31, 1999                          17,139          26,007           8,479
Activity during 2000:
     Issued                                                6,754           3,800           4,351
     Redeemed                                             (2,100)         (3,091)           (137)
                                                  --------------- --------------- ---------------

Outstanding at December 31, 2000                          21,793          26,716          12,693
                                                  =============== =============== ===============


8. UNITS ISSUED AND REDEEMED (continued)
   RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)

   Units issued and redeemed during 2000 were as follows:

                                                     Domestic          Basic        Fundamental
                                                       Money           Value          Growth        Government         Index
                                                      Market           Focus           Focus           Bond            500
                                                       Fund            Fund            Fund            Fund            Fund
                                                  =============== =============== =============== =============== ===============
(In thousands)
Outstanding at December 31, 1999                               0               0               0               0               0
Activity during 2000:
     Issued                                               34,340           1,117           3,396             717           1,980
     Redeemed                                            (26,821)            (49)           (157)            (45)            (16)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                           7,519           1,068           3,239             672           1,964
                                                  =============== =============== =============== =============== ===============

                                                    Mercury HW                                          MFS             MFS
                                                   International     Growth &         Premier        Emerging         Growth
                                                     VIP Value        Income          Growth          Growth        With Income
                                                     Portfolio       Portfolio       Portfolio        Series          Series
                                                  =============== =============== =============== =============== ===============
(In thousands)

Outstanding at December 31, 1999                               0               0               0               0               0
Activity during 2000:
     Issued                                               17,141           2,505           6,187           3,721             963
     Redeemed                                            (16,470)           (166)           (214)           (327)           (203)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                             671           2,339           5,973           3,394             760
                                                  =============== =============== =============== =============== ===============


8. UNITS ISSUED AND REDEEMED (continued)
   RETIREMENT POWER CONTRACTS (commenced operations April 3, 2000, for all divisions)

   Units issued and redeemed during 2000 were as follows:

                                                                        AIM
                                                        AIM       V.I. Internat'l      Davis                       Total Return
                                                    V.I. Value        Equity           Value           Trend           Bond
                                                       Fund            Fund          Portfolio        Series         Portfolio
                                                  =============== =============== =============== =============== ===============
(In thousands)

Outstanding at December 31, 1999                               0               0               0               0               0
Activity during 2000:
     Issued                                                3,220          13,115           3,060           1,784           4,387
     Redeemed                                               (413)        (10,369)            (36)           (203)           (253)
                                                  --------------- --------------- --------------- --------------- ---------------

Outstanding at December 31, 2000                           2,807           2,746           3,024           1,581           4,134
                                                  =============== =============== =============== =============== ===============

                                                     Seligman
                                                     Small-Cap       Emerging
                                                       Value          Growth
                                                     Portfolio         Fund
                                                  =============== ===============
(In thousands)

Outstanding at December 31, 1999                               0               0
Activity during 2000:
     Issued                                                  873           8,404
     Redeemed                                               (130)           (179)
                                                  --------------- ---------------

Outstanding at December 31, 2000                             743           8,225
                                                  =============== ===============





INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Life Variable Annuity Separate Account B, comprised of the Reserve Assets Fund, as of December 31, 2000 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Merrill Lynch Life Variable Annuity Separate Account B Reserve Assets Fund, as of December 31, 2000, the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP


NEW YORK, NEW YORK
February 16, 2001


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

==================================================================================================================================


														                                                                                                       Reserve
														                                                                                                       Assets
														                                                                                                        Fund
(In thousands, except unit values)                                                                          ======================


Assets
   Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
      Reserve Assets Fund, 10,507 shares
       	 (Cost $10,507)                                                                                     $              10,507
                                                                        													                       ----------------------

       	 Total Net Assets                                                                                   $              10,507
                                                            													                                   ======================


Net Assets
   Accumulation Units                                                                                       $              10,507
                                                                         													                      ======================

   Units Outstanding (Note 7)                                                                                                 746
                                                                 													                              ======================

   Unit Value                                                                                               $               14.09
                                                                  													                             ======================


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

==================================================================================================================================


                                                                         												          Reserve Assets Fund
                                                                                     =============================================
                                                                											                    2000                  1999
(In thousands)                                                                       ====================== ======================

Investment Income:
 Reinvested Dividends (Note 2)                                                       $                 681  $                 554
 Mortality and Expense Charges (Note 3)                                                                (77)                   (78)
                                                                     										      ---------------------- ----------------------
  Net Investment Income                                                                                604                    476
                                                                             								---------------------- ----------------------

Net Increase in Net Assets
 Resulting from Operations                                                                             604                    476
                                                                 										          ---------------------- ----------------------
Contract Transactions:
 Premiums Received from Contract Owners                                                                550                    990
 Contract Owner Withdrawals                                                                        (71,771)               (58,051)
 Transfers In (Note 4)                                                                              69,039                 56,923
 Contract Maintenance Charges (Note 3)                                                                  (2)                    (3)
                                                                   										        ---------------------- ----------------------
 Net Decrease in Net Assets
  Resulting from Contract Transactions                                                              (2,184)                  (141)
                                                                             								----------------------- ----------------------

Total Increase (Decrease) in Net Assets                                                             (1,580)                   335
Net Assets, Beginning of Period                                                                     12,087                 11,752
                                                                  										         ---------------------- ----------------------
Net Assets, End of Period                                                            $              10,507  $              12,087
                                                                  										         ====================== ======================


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account B ("Separate Account B"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account B is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account B is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of one investment division. The investment division invests in the shares of the Reserve Assets Fund portfolio of the Merrill Lynch Variable Series Funds, Inc. The investment advisor to the Reserve Assets Fund portfolio is Merrill Lynch Investment Managers, L.P. ("MLIM"), formerly Merrill Lynch Asset Management, L.P., an indirect subsidiary of Merrill Lynch & Co.

   The assets of Separate Account B are registered in the name of Merrill Lynch Life. Separate Account B's assets are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate Account
   B provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment division are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying fund, which values its investments at market value. Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested. Investment transactions are recorded on the trade date.

   The operations of Separate Account B are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account B for any Federal income tax attributable to Separate Account B. No charge is currently being made against Separate Account B for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account B if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account B may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in Separate Account B and deducts a daily charge at a rate of 0.65% (on an annual basis) of the net assets of Separate Account B to cover these risks.

   Merrill Lynch Life deducts a contract maintenance charge of $40 for each Contract on each Contract's anniversary that occurs on or prior to the annuity date. It is also deducted when the Contract is surrendered if it is surrendered on any date other than a contract anniversary date. The contract maintenance charge is borne by Contract owners by redeeming accumulation units with a value equal to the charge. This charge is waived on all Contracts with a Contract value equal to or greater than $50,000 on the date the charge would otherwise be deducted, and in certain circumstances where multiple contracts are owned.

4. TRANSFERS IN

   Transfers   in  include  transfers  from  the  investment
   divisions of Merrill Lynch Life Variable Annuity Separate
   Account A.

5. UNIT VALUES

   The following is a summary of unit values and units outstanding for variable annuity contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying fund, for each of the five years in the period ended December 31, 2000. Total return calculations represent the effective yield for the seven day period ended December 31.

   Reserve Assets Fund
   -------------------                            Expenses
			                             Net Assets        as a % of
		                Units   --------------------     Average   Total
   December 31,  (000's)  Unit Value   (000's)   Net Assets  Return
   ----------------------------------------------------------------
     2000          746      $14.09     $10,507      0.65%     5.10%
     1999          903       13.39      12,087      0.65      4.30
     1998          913       12.87      11,752      0.65      4.02
     1997          919       12.32      11,307      0.65      4.67
     1996          890       11.79      10,498      0.65      4.45


6. PURCHASES AND SALES OF INVESTMENTS

   The  cost  of  purchases  and  proceeds  from   sales  of
   investments for the year ended December 31, 2000 were as follows:

   (In thousands)
                       			    Purchases        Sales
			                          ------------   ------------
   Reserve Assets Fund       $      5,637   $      7,220
                     			     ============   ============


7. UNITS ISSUED AND REDEEMED

   Units issued and redeemed by Separate Account B during 2000 and 1999 were as follows:

                                    					   Reserve
                                    					    Assets
                                    					     Fund
                                    				  ==========
   (In thousands)

   Outstanding at January 1, 1999               913
   Activity during 1999:
     Issued                                   4,490
     Redeemed                                (4,500)
                                    				  ----------
   Outstanding at december 31, 1999             903
   Activity during 2000:
     Issued                                     371
     Redeemed                                  (528)
                                    				  ----------
   Outstanding at December 31, 2000             746
                                    				  ==========






















INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2000 and 1999, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP

NEW YORK, NEW YORK
February 27, 2001






MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2000 AND 1999
(Dollars in thousands, except common stock par value and shares)

ASSETS                                                                          2000                 1999
------                                                                     -------------       --------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 2000 - $2,050,333; 1999 - $2,228,921)                  $   2,012,016       $    2,138,335
 Equity securities, at estimated fair value
   (cost: 2000 - $229,045; 1999 - $214,153)                                      215,030              186,575
 Trading account securities, at estimated fair value                              24,859               22,212
 Real estate held-for-sale                                                        19,447               20,072
 Policy loans on insurance contracts                                           1,193,690            1,159,163
                                                                           -------------       --------------
   Total Investments                                                           3,465,042            3,526,357


CASH AND CASH EQUIVALENTS                                                         92,730               92,181
ACCRUED INVESTMENT INCOME                                                         71,001               73,167
DEFERRED POLICY ACQUISITION COSTS                                                494,088              475,915
FEDERAL INCOME TAXES - DEFERRED                                                   10,902               37,383
REINSURANCE RECEIVABLES                                                            3,090                4,194
AFFILIATED RECEIVABLES - NET                                                         667                  287
RECEIVABLES FROM SECURITIES SOLD                                                   2,578                  566
OTHER ASSETS                                                                      40,614               47,437
SEPARATE ACCOUNTS ASSETS                                                      12,362,798           12,860,562

                                                                          --------------       --------------
TOTAL ASSETS                                                              $   16,543,510       $   17,118,049
                                                                          ==============       ==============










See accompanying notes to financial statements.







LIABILITIES AND STOCKHOLDER'S EQUITY                                            2000                1999
------------------------------------                                       -------------       --------------
LIABILITIES:
 POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                         $   3,421,873       $    3,587,867
   Claims and claims settlement expenses                                          85,673               85,696
                                                                           --------------      ---------------
    Total policyholder liabilities and accruals                                3,507,546            3,673,563

 OTHER POLICYHOLDER FUNDS                                                         17,678               25,095
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                          10,250               14,889
 FEDERAL INCOME TAXES - CURRENT                                                    5,134               12,806
 PAYABLES FOR SECURITIES PURCHASED                                                 1,328                  339
 UNEARNED POLICY CHARGE REVENUE                                                  101,182               77,663
 OTHER LIABILITIES                                                                32,074               25,868
 SEPARATE ACCOUNTS LIABILITIES                                                12,356,035           12,853,960
                                                                          ---------------      ---------------
    Total Liabilities                                                         16,031,227           16,684,183
                                                                          ---------------      ---------------
STOCKHOLDER'S EQUITY:
 Common stock ($10 par value; authorized: 1,000,000 shares; issued and
  outstanding: 250,000 shares)                                                     2,500                2,500
 Additional paid-in capital                                                      347,324              347,324
 Retained earnings                                                               194,808              134,127
 Accumulated other comprehensive loss                                            (32,349)             (50,085)
                                                                          ---------------      ---------------
    Total Stockholder's Equity                                                   512,283              433,866
                                                                          ---------------      ---------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                $   16,543,510       $   17,118,049
                                                                          ===============      ===============


MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                                  2000            1999            1998
                                                                              -----------     ------------     ------------
REVENUES:
 Policy charge revenue                                                        $   268,252     $   233,029      $   197,662
 Net investment income                                                            239,173         253,835          272,038
 Net realized investment gains                                                         59           8,875           12,460
                                                                              -----------     ------------     ------------
     Total Revenues                                                               507,484         495,739          482,160
                                                                              -----------     ------------     ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                             164,216         175,839          195,676
 Market value adjustment expense                                                      481           2,400            5,528
 Policy benefits (net of reinsurance recoveries: 2000 - $14,594;
   1999 - $14,175; 1998 - $9,761)                                                  21,616          32,983           31,891
 Reinsurance premium ceded                                                         23,913          21,691           19,972
 Amortization of deferred policy acquisition costs                                 53,523          65,607           44,835
 Insurance expenses and taxes                                                      57,592          53,377           51,735
                                                                              -----------     ------------     ------------
     Total Benefits and Expenses                                                  321,341         351,897          349,637
                                                                              -----------     ------------     ------------
     Earnings Before Federal Income Tax Provision                                 186,143         143,842          132,523

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                           43,531          48,846           40,535
 Deferred                                                                          16,931          (1,135)            (773)
                                                                              -----------     ------------     ------------
     Total Federal Income Tax Provision                                            60,462          47,711           39,762
                                                                              -----------     ------------     ------------

NET EARNINGS                                                                  $   125,681     $    96,131      $    92,761
                                                                              ===========     ============     ============










See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                                  2000           1999              1998
                                                                              -----------     -----------      -----------
NET EARNINGS                                                                  $  125,681      $   96,131       $   92,761
                                                                              -----------     -----------      -----------
OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains (losses) on available-for-sale securities:
   Net unrealized holding gains (losses) arising during the period                64,027        (143,202)         (31,718)
   Reclassification adjustment for (gains) losses included in net earnings           428          (8,347)         (15,932)
                                                                              -----------     -----------      -----------
    Net unrealized gains (losses) on investment securities                        64,455        (151,549)         (47,650)

   Adjustments for:
              Policyholder liabilities                                           (13,859)         31,959           14,483
              Deferred policy acquisition costs                                  (23,310)         42,890            5,129
              Deferred federal income taxes                                       (9,550)         26,845            9,813
                                                                              -----------     -----------      -----------
 Total other comprehensive income (loss), net of tax                              17,736         (49,855)         (18,225)
                                                                              -----------     -----------      -----------
COMPREHENSIVE INCOME                                                          $  143,417      $   46,276       $   74,536
                                                                              ===========     ===========      ===========





















See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)

                                                                                                   Accumulated
                                                              Additional                              other              Total
                                              Common           paid-in           Retained         comprehensive      stockholder's
                                              stock            capital           earnings         income (loss)         equity
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, JANUARY 1, 1998                    $   2,000         $  347,324        $  80,735         $     17,995       $    448,054

 Net earnings                                                                      92,761                                  92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, DECEMBER 31, 1998                      2,000            347,324          173,496                 (230)           522,590

 Stock dividend paid to parent
   ($10 par value, 50,000 shares)                 500                                (500)                                      -
 Cash dividend paid to parent                                                    (135,000)                               (135,000)
 Net earnings                                                                      96,131                                  96,131
 Other comprehensive loss, net of tax                                                                  (49,855)           (49,855)
                                            ----------        ----------        ----------        -------------      -------------
BALANCE, DECEMBER 31, 1999                      2,500            347,324          134,127              (50,085)           433,866

 Cash dividend paid to parent                                                     (65,000)                                (65,000)
 Net earnings                                                                     125,681                                 125,681
 Other comprehensive income, net of tax                                                                 17,736             17,736
                                            ----------        ----------       -----------       --------------      -------------
BALANCE, DECEMBER 31, 2000                  $   2,500         $  347,324       $  194,808        $     (32,349)      $    512,283
                                            ==========        ==========       ===========       ==============      =============

















See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Dollars in thousands)

                                                                           2000                 1999                 1998
                                                                       -----------          -----------          -----------
Cash Flows From Operating Activities:
 Net earnings                                                          $  125,681           $   96,131           $   92,761
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                       53,523               65,607               44,835
   Capitalization of policy acquisition costs                             (95,006)             (92,992)             (80,241)
   Accretion of investments                                                (1,338)              (1,649)              (5,350)
   Interest credited to policyholders' account balances                   164,216              175,839              195,676
   Provision (benefit) for deferred Federal income tax                     16,931               (1,135)                (773)
 (Increase) decrease in operating assets:
   Trading account securities                                                (372)                (154)                (287)
   Accrued investment income                                                2,166                  292                4,765
   Affiliated receivables                                                    (380)                (287)                 166
   Other                                                                    7,931               (2,230)               1,565
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                      (23)              21,771               13,351
   Other policyholder funds                                                (7,417)               4,293               (6,358)
   Liability for guaranty fund assessments                                 (4,639)               1,025               (1,510)
   Federal income taxes - current                                          (7,672)              (3,034)              (8,598)
   Affiliated payables                                                          -                 (822)                 822
   Unearned policy charge revenue                                          23,519               22,428               23,133
   Other                                                                    6,206                1,595                1,941
 Other operating activities:
   Net realized investment gains (excluding gains on cash and
    cash equivalents)                                                         (60)              (8,892)             (12,460)
                                                                       -----------          -----------          -----------
    Net cash and cash equivalents provided by operating activities        283,266              277,786              263,438
                                                                       -----------          -----------          -----------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                  143,373              595,836              893,619
  Maturities of available-for-sale securities                             260,953              378,914              451,759
  Purchases of available-for-sale securities                             (243,292)            (748,436)          (1,028,086)
  Sales of real estate held-for-sale                                        1,375               13,282               14,135
  Policy loans on insurance contracts                                     (34,527)             (19,707)             (21,317)
  Recapture of investment in separate accounts                                665               12,267                    -
  Investment in separate accounts                                          (2,195)              (5,381)             (12,000)
                                                                       -----------          -----------          -----------
    Net cash and cash equivalents provided by investing activities        126,352              226,775              298,110
                                                                       -----------          -----------          -----------





See accompanying notes to financial statements.                    (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
(Continued) (Dollars in thousands)

                                                                            2000                1999                 1998
                                                                        ------------        -------------       -------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                              $   (65,000)        $   (135,000)        $         -
  Policyholder deposits                                                   1,469,839            1,196,120           1,042,509
  Policyholder withdrawals (including transfers to/from separate         (1,813,908)          (1,568,877)         (1,595,068)
   accounts)                                                            ------------        -------------        ------------

   Net cash and cash equivalents used by financing activities              (409,069)            (507,757)           (552,559)
                                                                        ------------        -------------        ------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                            549               (3,196)              8,989

CASH AND CASH EQUIVALENTS
 Beginning of year                                                           92,181               95,377              86,388
                                                                        ------------        -------------        ------------
 End of year                                                            $    92,730         $     92,181         $    95,377
                                                                        ============        =============        ============
Supplementary Disclosure of Cash Flow
Information:
 Cash paid to affiliates for:
   Federal Federal income taxes                                            $ 51,203             $ 51,880             $ 49,133
   Intercompany Interest                                                        850                  688                  860























See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group,
Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)


 NOTE 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

  The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

  Basis of Reporting: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

  For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

  To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

  Revenue Recognition: Revenues for variable annuity contracts consist of policy charges for mortality and expense risks, administration fees, withdrawal charges, and annual contract maintenance charges.

  Revenues for variable life insurance contracts consist of policy charges for mortality and expense risks, cost of insurance fees, withdrawal charges, and amortization of front-end and deferred sales charges.

  Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance - not currently marketed) consist of investment income and withdrawal charges.

  Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

  For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the dividend declaration date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

  Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

  Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

  Policy loans on insurance contracts are stated at unpaid principal balances.

  Investments in limited partnerships are carried at cost.

  Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

  Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

  During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                   2000              1999              1998
                                ----------        ----------        ----------
  Beginning balance             $ 102,074         $ 101,793         $ 102,252
  Capitalized amounts              10,891            11,759             6,085
  Interest accrued                  7,656             7,634             7,669
  Amortization                    (15,118)          (19,112)          (14,213)
                                ----------        ----------        ----------
  Ending balance                $ 105,503         $ 102,074         $ 101,793
                                ==========        ==========        ==========

  The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    2001        $5,741
                    2002        $5,438
                    2003        $5,471
                    2004        $5,844
                    2005        $6,179

  Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2000 and 1999, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $6,763 and $6,602, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

  Net investment income and net realized and unrealized gains
  (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statement of Earnings.

  Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the balance sheets.

  Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

  Interest-sensitive life products        4.00% - 4.85%
  Interest-sensitive deferred annuities   4.00% - 8.07%
  Immediate annuities                     3.00% - 11.00%

  These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

  Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported those claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

  Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

  The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

  Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

  Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

  Accounting Pronouncements: On January 1, 2001, the Company adopted the provisions of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS No. 133"). SFAS No.133 requires the Company to recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting treatment for changes in fair value of derivatives is dependent upon whether the derivative qualifies for hedge accounting. As defined in SFAS No. 133, the Company does not have any derivatives that qualify for hedge accounting and, as such, changes in fair value of derivatives will be recorded in earnings. The adoption of SFAS No. 133 will not have a material impact on the Company's financial position or results of operations.

  During 2000, the Company early adopted the provisions of Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). EITF 99-20 requires the Company to write-down certain asset-backed securities to fair value through earnings if:

    1. the estimated cash flows of the asset-backed security have decreased since the last estimate was made (other than as a result of interest rate resets), and
    2.  the fair value is less than amortized cost

  During 2000, the Company recorded investment write-downs of $750 due to the adoption of EITF 99-20.


 NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

  Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                    2000           1999
    Assets:                                      -----------    ------------
    Fixed maturity securities (1)               $ 2,012,016    $  2,138,335
    Equity securities (1), (2)                      215,030         186,575
    Trading account securities (1)                   24,859          22,212
    Policy loans on insurance contracts (3)       1,193,690       1,159,163
    Cash and cash equivalents (4)                    92,730          92,181
    Separate Accounts assets (5)                 12,362,798      12,860,562
                                                -----------    ------------
   Total financial instruments                  $15,901,123    $ 16,459,028
                                                ===========    ============

  (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value, having an amortized cost of $404,710 and $440,947, had an estimated fair value of $395,134 and $417,710, respectively.

  (2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 2000 and 1999, the Company's limited partnership investments were $10,413 and $10,427, respectively.

  (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

  (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

  (5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

 NOTE 3.  INVESTMENTS

  The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                     2000
                                          ---------------------------------------------------------
                                             Cost /          Gross         Gross         Estimated
                                           Amortized       Unrealized    Unrealized        Fair
                                             Cost            Gains         Losses          Value
                                          ------------    ------------   -----------   -------------
   Fixed maturity securities:
   Corporate debt securities              $ 1,765,321     $    14,566    $   50,489    $  1,729,398
   Mortgage-backed securities                  96,815           2,609            73          99,351
   U.S. Government and agencies               147,648             721         3,227         145,142
   Foreign governments                         24,451             115         2,870          21,696
   Municipals                                  16,098             339             8          16,429
                                          ------------    ------------   -----------   -------------
      Total fixed maturity securities     $ 2,050,333     $    18,350    $   56,667    $  2,012,016
                                          ============    ============   ===========   =============

  Equity securities:
   Non-redeemable preferred stocks        $   218,632     $       501    $   14,516    $    204,617
   Limited partnerships                        10,413               -             -          10,413
                                          ------------    ------------   -----------   -------------
      Total equity securities             $   229,045     $       501    $   14,516    $    215,030
                                          ============    ============   ===========   =============

                                                                     1999
                                          ----------------------------------------------------------
                                              Cost /         Gross         Gross         Estimated
                                            Amortized      Unrealized    Unrealized        Fair
                                              Cost           Gains         Losses          Value
                                          ------------     -----------   -----------   -------------
  Fixed maturity securities:
   Corporate debt securities              $ 1,912,965      $    8,778    $   85,108    $  1,836,635
   Mortgage-backed securities                 119,195           1,760         1,036         119,919
   U.S. Government and agencies               149,835             408        12,306         137,937
   Foreign governments                         25,290              61         2,969          22,382
   Municipals                                  21,636             152           326          21,462
                                          ------------     -----------   -----------   -------------
      Total fixed maturity securities     $ 2,228,921      $   11,159    $  101,745    $  2,138,335
                                          ============     ===========   ===========   =============
  Equity securities:
   Non-redeemable preferred stocks        $   203,726      $       43    $   27,621    $    176,148
   Limited partnerships                        10,427               -             -          10,427
                                          ------------     -----------   -----------   -------------
      Total equity securities             $   214,153      $       43    $   27,621    $    186,575
                                          ============     ===========   ===========   =============




  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by contractual maturity were:

                                                                   Estimated
                                                  Amortized          Fair
                                                    Cost             Value
   Fixed maturity securities:                   -------------     ------------
    Due in one year or less                     $    217,599      $   217,701
    Due after one year through five years            867,092          863,751
    Due after five years through ten years           531,916          513,837
    Due after ten years                              336,911          317,376
                                                -------------     ------------
                                                   1,953,518        1,912,665
    Mortgage-backed securities                        96,815           99,351
                                                -------------     ------------
     Total fixed maturity securities            $  2,050,333      $ 2,012,016
                                                =============     ============

  Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000 by rating agency equivalent were:

                                                               Estimated
                                            Amortized            Fair
                                              Cost               Value
                                           ------------      -------------
   AAA                                     $   366,901        $   366,405
   AA                                          176,230            172,619
   A                                           624,425            617,231
   BBB                                         778,874            759,050
   Non-investment grade                        103,903             96,711
                                           ------------      -------------
     Total fixed maturity securities       $ 2,050,333        $ 2,012,016
                                           ============      =============

  The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss at December 31 were as follows:

                                                    2000              1999
                                                -----------       -----------
   Assets:
    Fixed maturity securities                   $  (38,317)       $  (90,586)
    Equity securities                              (14,015)          (27,578)
    Deferred policy acquisition costs               19,257            42,567
    Federal income taxes - deferred                 17,419            26,969
    Other assets                                         -                (4)
    Separate Accounts assets                          (353)            1,028
                                                -----------       -----------
                                                   (16,009)          (47,604)
                                                -----------       -----------
   Liabilities:
    Policyholders' account balances                 16,340             2,481
                                                -----------       -----------
   Stockholder's equity:
    Accumulated other comprehensive loss        $  (32,349)       $  (50,085)
                                                ===========       ===========

  The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $3,614, $3,112 and $932 at December 31, 2000, 1999 and 1998, respectively.

  Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
  December 31 were:

                                           2000          1999         1998
                                        -----------   -----------  -----------
   Proceeds                             $  143,373    $  595,836   $  893,619
   Gross realized investment gains           1,342        12,196       20,232
   Gross realized investment losses          4,319        15,936       17,429


  The Company had hadinvestment securities with a carrying value of $25,118 and $24,697 held on depositthat were deposited with insurance regulatory authorities at December 31, 2000 and 1999, respectively.

  Excluding investments in U.S. Government and Agencies the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

  Net investment income arose from the following sources for the years ended December 31:

                                            2000          1999         1998
                                         ----------    ----------   ----------
   Fixed maturity securities             $ 155,664     $ 170,376    $ 202,313
   Equity securities                        17,011        16,670        9,101
   Real estate held -for- sale               3,375         3,792        2,264
   Policy loans on insurance contracts      61,411        60,445       59,236
   Cash and cash equivalents                 7,504         7,955        4,045
   Other                                        35            88          761
                                         ----------    ----------   ----------
   Gross investment income                 245,000       259,326      277,720
   Less investment expenses                 (5,827)       (5,491)      (5,682)
                                         ----------    ----------   ----------
   Net investment income                 $ 239,173     $ 253,835    $ 272,038
                                         ==========    ==========   ==========

  Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31 were as follows:

                                        2000        1999        1998
                                     ----------   ---------   ---------

   Fixed maturity securities         $  (1,531)   $ (3,721)   $  2,617
   Equity securities                    (1,446)        (19)        186
   Trading account securities            2,275       4,778       1,368
   Investment in Separate Accounts          12         460           -
   Real estate held-for-sale               750       7,394       8,290
   Cash and cash equivalents                (1)        (17)         (1)
                                     ----------   ---------   ---------
   Net realized investment gains     $      59    $  8,875    $ 12,460
                                     ==========   =========   =========

 NOTE 4.   FEDERAL INCOME TAXES

  The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                               2000        1999        1998
   Provision for income taxes computed       ---------   ---------   ---------
     at Federal Statutory rate               $ 65,150    $ 50,345    $ 46,383

   Decrease in income taxes resulting from:
     Dividend received deduction               (1,758)     (1,594)     (3,664)
     Foreign tax credit                        (2,930)     (1,040)     (2,957)
                                             ---------   ---------   ---------
   Federal income tax provision              $ 60,462    $ 47,711    $ 39,762
                                             =========   =========   =========

  The Federal statutory rate for each of the three years in the period ended December 31, 2000 was 35%.

  The Company provides for deferred income taxes resulting from temporary differences which that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                               2000        1999         1998
                                            ---------   ----------   ---------
   Deferred policy acquisition costs        $ 13,254    $   8,822    $ 11,062
   Policyholders' account balances             2,589       (9,635)    (10,950)
   Liability for guaranty fund assessments     1,624         (359)        529
   Investment adjustments                       (536)         (27)     (1,350)
   Other                                           -           64         (64)
                                            ---------    ---------   ---------
   Deferred Federal income tax benefit      $ 16,931     $ (1,135)   $   (773)
                                            =========    =========   =========

  Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                       2000           1999
   Deferred tax assets:                             ---------      ---------
    Policyholders' account balances                 $ 113,178      $ 115,767
    Investment adjustments                              2,514          1,978
    Liability for guaranty fund assessments             3,587          5,211
    Net unrealized investment loss on
      investment securities                            17,419         26,969
                                                    ---------      ---------
       Total deferred tax assets                      136,698        149,925
                                                    ---------      ---------
   Deferred tax liabilities:
    Deferred policy acquisition costs                 121,808         108,554
    Other                                               3,988           3,988
                                                    ---------       ---------
      Total deferred tax liabilities                  125,796         112,542
                                                    ---------       ---------
      Net deferred tax asset                        $  10,902       $  37,383
                                                    =========       =========

  The Company anticipates that all deferred tax assets will be realized,; therefore no valuation allowance has been provided.

 NOTE 5.   REINSURANCE

  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

  Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $571 that can be drawn upon for delinquent reinsurance recoverables.

  As of December 31, 2000 the Company had the following life insurance inforce:

                                                                                          Percentage
                                             Ceded to         Assumed                     of amount
                                Gross          other         from other       Net         assumed to
                                amount       Companies       companies      amount            Net
                             -----------    -----------     -----------   -----------    ------------
   Life insurance
       in force              $15,117,055    $ 4,278,644     $   1,513     $10,839,924          0.01%

  The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

 NOTE 6.   RELATED PARTY TRANSACTIONS

  The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $47,732, $43,410 and $43,179 for the years ended December 31, 2000, 1999 and 1998, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $850, $688 and $860 for 2000, 1999 and 1998, respectively. Intercompany interest is included in net investment income.

  The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $2,042, $1,823 and $1,915 for 2000, 1999 and 1998, respectively.

  MLIG has entered into agreements with MLIM and Hotchkis & Wiley ("H&W"), a division of MLIM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under this agreement, MLIM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLIM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $23,269, $21,630 and $20,289 during 2000, 1999 and 1998, respectively. Revenue attributable to these agreements is included in policy charge revenue.

  The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $94,841, $88,955 and $79,117 for 2000, 1999 and 1998, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

  Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

  During 2000 and 1999, the Company paid cash dividends to MLIG of $65,000 and $135,000, respectively. Of these cash dividends, $38,482 and $105,793, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner. The Company also paid a $500 stock dividend to MLIG during 1999. The Company paid no cash or stock dividends in 1998.

  At December 31, 2000 and 1999, approximately $25,020 and $26,518, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 2000 and 1999, were $252,704 and $267,679, respectively.

  Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 2000, 1999 and 1998 was $49,533, $106,266 and $55,813, respectively.

  The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2000 and 1999, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

  On January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification"). The purpose of Codification is to standardize regulatory accounting and reporting for the insurance industry. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Company's state of domicile has adopted Codification. The impact of adopting Codification will result in an $11,062 increase in statutory surplus.

 NOTE 8.   COMMITMENTS AND CONTINGENCIES

  State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2000 and 1999, the Company has established an estimated liability for future guaranty fund assessments of $10,250 and $14,889, respectively. The Company regularly monitors public information regarding insurer insolvencies and will adjusts its estimated liability whenas appropriate.

  In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

  During 2000, the Company committed to participate in a limited partnership. As of December 31, 2000, $1,400 has been advanced towards the Company's $10,000 commitment to the limited partnership.

 NOTE 9.     SEGMENT INFORMATION

  In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities.

  The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's contract owners. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

  The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

  The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support contract owner liabilities.

  The following table summarizes each business segment's contribution to the consolidated amounts:

                                                  Life
  2000                                          Insurance       Annuities        Other            Total
 ------                                        -----------     -----------     ----------    -------------
  Net interest spread (a)                      $   38,265      $   27,199      $   9,493     $     74,957
  Other revenues                                  107,030         160,955            326          268,311
                                               -----------     -----------     ----------    -------------
  Net revenues                                    145,295         188,154          9,819          343,268
                                               -----------     -----------     ----------    -------------
  Policy benefits                                  20,371           1,245              -           21,616
  Reinsurance premium ceded                        23,913               -              -           23,913
  Amortization of deferred policy
    acquisition costs                               5,025          48,498              -           53,523
  Other non-interest expenses                      16,656          41,417              -           58,073
                                               -----------     -----------     ----------    -------------
  Total non-interest expenses                      65,965          91,160              -          157,125
                                               -----------     -----------     ----------    -------------
  Net earnings before Federal income
      Tax provision                                79,330          96,994          9,819          186,143
  Income tax expense                               26,362          30,663          3,437           60,462
                                               -----------     -----------     ----------    -------------
  Net earnings                                 $   52,968      $   66,331      $   6,382     $    125,681
                                               ===========     ===========     ==========    =============
  Balance Sheet Information:

  Total assets                                 $ 6,175,339     $10,285,993     $  82,178     $  16,543,510
  Deferred policy acquisition costs                277,408         216,680             -           494,088
  Policyholder liabilities and accruals          2,133,700       1,373,846             -         3,507,546
  Other policyholder funds                          11,243           6,435             -            17,678

                                                  Life
  1999                                          Insurance       Annuities         Other           Total
 ------                                        -----------     -----------     ----------     ------------
  Net interest spread (a)                      $   36,805      $   31,098      $  10,093      $    77,996
  Other revenues                                   94,821         140,541          6,542          241,904
                                               -----------     -----------     ----------     ------------
  Net revenues                                    131,626         171,639         16,635          319,900
                                               -----------     -----------     ----------     ------------
  Policy benefits                                  16,569          16,414              -           32,983
  Reinsurance premium ceded                        21,691               -              -           21,691
  Amortization of deferred policy
     acquisition costs                             22,464          43,143              -           65,607
  Other non-interest expenses                      16,728          39,049              -           55,777
                                               -----------     -----------     ----------     ------------
  Total non-interest expenses                      77,452          98,606              -          176,058
                                               -----------     -----------     ----------     ------------
  Net earnings before Federal
      income tax provision                         54,174          73,033         16,635          143,842
  Income tax expense                               18,442          23,447          5,822           47,711
                                               -----------     -----------     ----------     ------------
  Net earnings                                 $   35,732      $   49,586      $  10,813      $    96,131
                                               ===========     ===========     ==========     ============
  Balance Sheet Information:

  Total assets                                 $ 6,492,686     $ 10,523,453    $ 101,910      $ 17,118,049
  Deferred policy acquisition costs                251,017          224,898            -           475,915
  Policyholder liabilities and accruals          2,150,671        1,522,892            -         3,673,563
  Other policyholder funds                          18,345            6,750            -            25,095

                                                   Life
  1998                                          Insurance       Annuities         Other           Total
 ------                                        ------------    ------------    ----------     ------------
  Net interest spread (a)                      $    35,228     $    32,765     $   8,369      $    76,362
  Other revenues                                    84,836         124,864           422          210,122
                                               ------------    ------------    ----------     ------------
  Net revenues                                     120,064         157,629         8,791          286,484
                                               ------------    ------------    ----------     ------------
  Policy benefits                                   18,397          13,494             -           31,891
  Reinsurance premium ceded                         19,972               -             -           19,972
  Amortization of deferred policy
     acquisition costs                              13,040          31,795             -           44,835
  Other non-interest expenses                       18,030          39,233             -           57,263
                                               ------------    ------------    ----------     ------------
  Total non-interest expenses                       69,439          84,522             -          153,961
                                               ------------    ------------    ----------     ------------
  Net earnings before Federal
      income tax provision                          50,625          73,107         8,791          132,523
  Income tax expense                                16,033          20,653         3,076           39,762
                                               ------------    ------------    ----------     ------------
  Net earnings                                 $    34,592     $    52,454     $   5,715      $    92,761
                                               ============    ============    ==========     ============
  Balance Sheet Information:

  Total assets                                 $ 6,069,649     $ 8,885,981     $  148,465     $ 15,104,095
  Deferred policy acquisition costs                207,713         197,927              -          405,640
  Policyholder liabilities and accruals          2,186,001       1,694,668              -        3,880,669
  Other policyholder funds                          16,033           4,769              -           20,802


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

 The table below summarizes the Company's net revenues by product for 2000, 1999 and 1998:

                                           2000          1999           1998
  Life Insurance                        ----------    ----------    ----------
    Variable life insurance             $ 116,664     $ 104,036     $  91,806
    Interest-sensitive life insurance      28,631        27,590        28,258
                                        ----------    ----------    ----------
      Total Life Insurance                145,295       131,626       120,064
                                        ----------    ----------    ----------
  Annuities
    Variable annuities                    154,200       130,039       105,545
    Interest-sensitive annuities           33,954        41,600        52,084
                                        ----------    ----------    ----------
      Total Annuities                     188,154       171,639       157,629
                                        ----------    ----------    ----------
  Other                                     9,819        16,635         8,791
                                        ----------    ----------    ----------
  Total                                 $ 343,268     $ 319,900     $ 286,484
                                        ==========    ==========    ==========
  * * * * *